PROSPECTUS

December 29, 2011

as last revised August 10, 2012

Income Funds

WisdomTree Trust

WisdomTree Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ) (Formerly, WisdomTree Dreyfus New Zealand Dollar Fund (BNZ))

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU) (Formerly, WisdomTree Dreyfus Euro Fund)

Principal U.S. Listing Exchange: NYSE Arca, Inc.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Dreyfus Brazilian Real Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Brazilian currency and money market rates. Because the market for money market securities in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in Brazilian real. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

2	WisdomTree Trust Prospectus

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to Brazil. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of Brazil and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Brazilian real, or in securities that provide exposure to Brazilian real, currency exchange rates or interest rates denominated Brazilian real. Changes in currency exchange rates and the relative value of the Brazilian real will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, such as Brazil, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

WisdomTree Trust Prospectus	3

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in Brazil. Because the Fund concentrates its investments in Brazil, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets. Additionally, the Brazilian economy generally has experienced and may continue to experience high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. The Brazilian government currently imposes significant taxes on the transfer of currency. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Offshore Investor Risk. The opportunity for offshore investors, such as the Fund, to access Brazilian markets can be limited due to a variety of factors including currency convertibility issues. These limitations and restrictions may adversely affect the availability, liquidity and pricing of securities in which the Fund seeks to invest. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in Brazil.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Markets Index Plus Brazil, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

4	WisdomTree Trust Prospectus

The Fund’s year-to-date total return as of September 30, 2011 was (6.33%).

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2/09
Lowest Return	(0.68)%	1/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus Brazilian Real Fund	1 Year	Since Inception (5/14/2008)
Return Before Taxes Based on NAV	12.70%	8.74%
Return After Taxes on Distributions	9.95%	7.24%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	6.88%
JP Morgan Emerging Markets Index Plus Brazil (Reflects no deduction for fees, expenses or taxes)	13.80%	10.60%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree Dreyfus Chinese Yuan Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. Because the market for money market securities in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China using a variety of investment techniques. For example, the Fund will invest in short-term U.S. money market securities and forward currency contracts and currency swaps that settle in U.S. dollars. The combination of U.S. money market securities and forward currency contracts and swaps is designed to provide exposure equivalent to money market securities denominated in Chinese yuan. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also will invest in money market securities and other instruments, including forward currency contracts and swaps, denominated in Chinese yuan that trade and settle in Hong Kong and other markets outside of mainland China. The market for these yuan-denominated instruments is sometimes referred to as the “CNH market.” Eligible yuan-denominated investments include time deposits of commercial banks, short-term corporate debt, short-term debt issued by the government of China (including its agencies and instrumentalities), as well as short-term debt issued by supranational organizations (such as the International Bank for Reconstruction and Development). The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

6	WisdomTree Trust Prospectus

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. Forward currency contracts and swaps generally will be kept to an average term of six months or less.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is economically tied to China. If subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly within a wide range in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

CNH Market Risk. While the CNH market is expected to continue to grow, it is relatively new and may not be as liquid as more established markets. In light of this, the Fund intends to manage its exposure to the CNH market in a prudent manner consistent with its investment objective.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Chinese yuan, or in securities that provide exposure to Chinese yuan, currency exchange rates or interest rates denominated in Chinese yuan. Changes in currency exchange rates and the relative value of the Chinese yuan will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

WisdomTree Trust Prospectus	7

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the yuan and manages the yuan so that it has historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the yuan relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the yuan will move in relation to the U.S. dollar as expected. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese yuan or securities designed to provide exposure to Chinese yuan. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions may not be transparent or predictable. As a result, the value of the yuan, and the value of securities designed to provide exposure to the yuan, can change quickly and arbitrarily. Furthermore, it is difficult for offshore investors to directly access money market securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

8	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Markets Index Plus China, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was (0.28%).

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.64%	3/10
Lowest Return	(0.64)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus Chinese Yuan Fund	1 Year	Since Inception (5/14/2008)
Return Before Taxes Based on NAV	1.26%	1.72%
Return After Taxes on Distributions	1.17%	1.43%
Return After Taxes on Distributions and Sale of Fund Shares	0.93%	1.32%
JP Morgan Emerging Markets Index Plus China (Reflects no deduction for fees, expenses or taxes)	2.06%	3.17%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

WisdomTree Trust Prospectus	9

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

10	WisdomTree Trust Prospectus

WisdomTree Dreyfus Commodity Currency Fund

Investment Objective

The Fund seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Net Annual Fund Operating Expenses	0.55%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies.

The Fund intends to invest in commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. In addition to seeking broad exposure across countries and currencies, the Fund intends to seek exposure across currencies correlated to each of the key commodity groups: industrial metals, precious metals, energy, agriculture and livestock. The Fund generally will invest only in currencies that “float” relative to other currencies. The value of a floating currency is largely determined by supply and demand and prevailing market rates. In contrast, the value of a “fixed” currency generally is set by a government or central bank at an official exchange rate. The Fund generally does not intend to invest in the currencies of notable commodity producers, such as Saudi Arabia and the United Arab Emirates, since they are fixed or otherwise closely linked to the U.S. dollar. The Fund will only invest in currencies that it deems to be sufficiently liquid and accessible.

WisdomTree Trust Prospectus	11

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve exposure to money market rates of selected commodity-producing countries by investing primarily in short-term U.S. money market securities, forward currency contracts, currency swaps and interest rate swaps. The combination of money market securities with forward currency contracts and interest rate and currency swaps is designed to provide exposure equivalent to money market securities denominated in a non-U.S. currency. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. An interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

In order to reduce interest rate risk, the Fund generally expects to maintain an average portfolio maturity of 90 days or less. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected commodity-producing countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. Commodity-producing countries are vulnerable to the volatility in the demand for commodities. Declines in demand for commodities produced by a particular country may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will

12	WisdomTree Trust Prospectus

affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

The Fund commenced operations on September 24, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since September 2010.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since September 2010.

WisdomTree Trust Prospectus	13

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, although this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

14	WisdomTree Trust Prospectus

WisdomTree Dreyfus Emerging Currency Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries.

The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. Within these regions, the Fund intends to invest in a subset of the following markets: Brazil, Chile, China, Colombia, the Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. This list may change based on market developments. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is selected on the annual assessment date each year (typically in July) and generally remains the same throughout the year. The selected currencies are equally weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 55% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancing may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

WisdomTree Trust Prospectus	15

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in currencies of the selected markets in which the Fund invests. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by emerging market governments and their agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected emerging market countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates

16	WisdomTree Trust Prospectus

denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

WisdomTree Trust Prospectus	17

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Emerging Markets Index Plus, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was (7.56%).

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.76%	3/10
Lowest Return	(4.19)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus Emerging Currency Fund	1 Year	Since Inception (5/06/2009)
Return Before Taxes Based on NAV	6.64%	10.43%
Return After Taxes on Distributions	5.85%	9.81%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	8.72%
JP Morgan Emerging Markets Index Plus (Reflects no deduction for fees, expenses or taxes)	5.68%	9.54%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

18	WisdomTree Trust Prospectus

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	19

WisdomTree Dreyfus Indian Rupee Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities designed to provide exposure to Indian currency and money market rates. Because the market for money market securities in India generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in India by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in Indian rupees. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

20	WisdomTree Trust Prospectus

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of India and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to India. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Indian rupees, or in securities that provide exposure to Indian rupees, currency exchange rates or interest rates denominated in Indian rupees. Changes in currency exchange rates and the relative value of the Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

WisdomTree Trust Prospectus	21

■

Geographic Concentration in India. Because the Fund concentrates its investments in India, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within India and to be more volatile than the performance of more geographically diversified funds. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. While the Indian economy generally has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Offshore Investor Risk. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Indian rupee or securities designed to provide exposure to Indian rupee. While the government of India is moving toward a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. Foreign investors in India still face burdensome taxes on investments in income-producing securities. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to Indian markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in India.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JPMorgan Emerging Markets Index Plus India, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was (5.02%).

22	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.66%	2/09
Lowest Return	(3.08)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus Indian Rupee Fund	1 Year	Since Inception (5/14/2008)
Return Before Taxes Based on NAV	6.94%	3.47%
Return After Taxes on Distributions	6.54%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.51%	2.81%
JPMorgan Emerging Markets Index Plus India (Reflects no deduction for fees, expenses or taxes)	8.27%	5.29%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	23

WisdomTree Dreyfus Japanese Yen Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese yen.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that intends to invest primarily in very short-term, investment grade money market securities denominated in Japanese yen. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality.

The Fund plans to use the annualized rate on the BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund’s ability to preserve capital (measured in yen) and liquidity while pursuing its investment objective. The Fund does not seek to preserve capital in U.S. dollars.

Eligible investments include short-term securities issued by the Japanese government and its agencies or instrumentalities that are denominated in yen, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, and mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives by investing a portion of its assets in U.S. dollar money market securities and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in yen. A forward currency contract is an agreement to

24	WisdomTree Trust Prospectus

buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. In addition, the Fund may invest a relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund’s next anticipated dividend payment date.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to Japan. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Japanese yen, or in securities that provide exposure to Japanese yen, currency exchange rates or interest rates denominated in Japanese yen. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

WisdomTree Trust Prospectus	25

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in Japan. Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Low Interest Rate Risk. Economic conditions throughout the world and in Japan have resulted, and may continue to result, in downward pressure on interest rates and returns on money market instruments and other investments. If this continues to occur, rates may decline to levels where the interest earned by the Fund’s investments limits the Fund’s ability to make distributions or becomes insufficient to cover the expenses of the Fund. In these circumstances, the Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. These circumstances could cause a decline in the NAV of the Fund, could have negative tax consequences and could cause investors to lose money.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was 4.97%.

26	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.69%	3/09
Lowest Return	(8.26)%	1/09

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus Japanese Yen Fund	1 Year	Since Inception (5/21/2008)
Return Before Taxes Based on NAV	14.50%	9.53%
Return After Taxes on Distributions	14.50%	9.50%
Return After Taxes on Distributions and Sale of Fund Shares	9.43%	8.17%
BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index* (Reflects no deduction for fees, expenses or taxes)	14.87%	9.97%
*	As a result of the merger completed on January 2, 2009 between Bank of America and Merrill Lynch, all references to Merrill Lynch will now be replaced by BofA Merrill Lynch when referring to the Fund’s respective performance benchmarks.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	27

WisdomTree Dreyfus South African Rand Fund

Investment Objective

The Fund seeks to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African rand relative to the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities designed to provide exposure to South African currency and money market rates. Because the market for money market securities in South Africa generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in South Africa by investing primarily in short-term U.S. money market securities and also in forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in South African rand. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in

28	WisdomTree Trust Prospectus

the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of South Africa and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to South Africa. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in South African rand, or in securities that provide exposure to South African rand, currency exchange rates or interest rates denominated in South African rand. Changes in currency exchange rates and the relative value of South African rand will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues.

WisdomTree Trust Prospectus	29

Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in South Africa. Because the Fund concentrates its investments in South Africa, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within South Africa and will be more volatile than the performance of more geographically diversified funds. Although South Africa is a developing country with a solid economic infrastructure, certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. Additionally, the South African economy is sensitive to fluctuations in commodity prices and commodity markets. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JPMorgan Emerging Markets Index Plus South Africa, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of September 30, 2011 was (14.62)%.

30	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	25.39%	2/09
Lowest Return	(2.83)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Dreyfus South African Rand Fund	1 Year	Since Inception (6/25/2008)
Return Before Taxes Based on NAV	18.22%	16.07%
Return After Taxes on Distributions	15.19%	13.77%
Return After Taxes on Distributions and Sale of Fund Shares	13.65%	12.86%
JPMorgan Emerging Markets Index Plus South Africa (Reflects no deduction for fees, expenses or taxes)	19.21%	17.24%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	31

WisdomTree Asia Local Debt Fund

Investment Objective

The Fund seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective through investment in Local Debt denominated in the currencies of a broad range of Asian countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations, denominated in local currencies of countries in Asia, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on bonds and other debt instruments issued by governments (national, state, and local), government agencies and instrumentalities, and government sponsored enterprises. The Fund also may invest in Local Debt issued by supranational organizations such as the European Investment Bank, Asian Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may invest in corporate bonds economically tied to Asian countries. The Fund also may invest in inflation-linked fixed income securities denominated in Asian currencies.

The Fund intends to provide exposure to the developing/emerging market economies in Asia. Specifically, the Fund intends to invest in Local Debt primarily from South Korea, Indonesia, Malaysia, Singapore, Hong Kong, China, India, Thailand, Philippines, and Taiwan. The Fund is permitted to invest in developed market economies, such as Australia and New Zealand. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad country exposure within the region, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are

32	WisdomTree Trust Prospectus

consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund intends to provide a broad-based exposure to Local Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and eight years generally would be considered “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending on market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

For purposes of the 80% investment policy described above, Local Debt includes investments in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in local currency debt. The Fund does not use derivatives to enhance leverage. A forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or rate, but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. The Fund will enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The Fund may invest in interest rate and other futures contracts listed for trading on exchanges in Asia. Assets not invested in Local Debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by Asian governments and government sponsored enterprises.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 70% of its assets in “Fixed Income Securities.” Fixed Income Securities include debt instruments, such as bonds, notes and other obligations, denominated in Asian currencies or U.S. dollars; Fixed Income Securities do not include derivatives.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Trust Prospectus	33

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■

Investment in Asia Risk. The Fund’s investments will have significant exposure to Asia. As a result, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. A variety of factors, including currency devaluations, may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing

34	WisdomTree Trust Prospectus

in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

The Fund commenced operations on March 17, 2011, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Lisa Mears O’Connor, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, although this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	35

WisdomTree Australia & New Zealand Debt Fund

(Formerly, WisdomTree Dreyfus New Zealand Dollar Fund)

Investment Objective

The Fund seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Due to the change in the Fund’s objective and style effective October 25, 2011, the Fund will likely experience portfolio turnover in the future.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective through investment in Debt Securities denominated in Australian or New Zealand dollars. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities include fixed income securities, such as bonds, notes or other debt obligations, denominated in Australian or New Zealand dollars, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on bonds and other debt instruments denominated in Australian and New Zealand dollars issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks. The Fund also may invest in Debt Securities of corporate issuers, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in Australia and New Zealand. The Fund uses a structured investment approach to allocate its investments between countries (Australia and New Zealand) and sectors (government debt, semi-government debt, supranational organizations). “Government debt” refers to Debt Securities issued by the Commonwealth of Australia or New Zealand and its various agencies, instrumentalities and government-sponsored enterprises. “Semi-government debt” refers to Debt Securities issued by the local, state and territory governments of Australia

36	WisdomTree Trust Prospectus

and New Zealand, typically to finance local infrastructure and operations. As noted, “supranational organizations” include entities such as the International Bank for Reconstruction and Development and other regional development banks. The Fund’s exposure to Australia and New Zealand is based on the relative gross domestic product, or “GDP,” of each country. Since Australia’s economy is much larger than New Zealand’s, the Fund’s exposure to Australia generally will be higher than its exposure to New Zealand. The Fund invests in three “sectors”: government debt, semi-government debt and debt of supranational organizations. For purposes of this sector analysis, corporate issuers are included within the category of supranational organizations. The Fund’s exposure to each sector is assessed relative to an equal-weighted baseline (e.g., 1/3 each). Sector exposures may be tilted within a narrow range around this baseline in order to take advantage of potential opportunities to enhance risk-adjusted return. The Fund’s exposures to each country, sector and individual issuer are monitored from a risk perspective. The percentage of the Fund’s assets invested in a specific country, sector or issuer may change, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade.” Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between three and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between three and seven years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in local currencies.

For purposes of the 80% investment policy described above, Debt Securities also include investments in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in locally denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in locally denominated debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by the Australian or New Zealand government, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

WisdomTree Trust Prospectus	37

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Australian and New Zealand dollars, or in securities that provide exposure to Australian and New Zealand dollars, currency exchange rates or interest rates denominated in Australian and New Zealand dollars. Changes in currency exchange rates and the relative value of Australian and New Zealand dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in Australia and New Zealand. Because the Fund concentrates its investments in Australia and New Zealand, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within these countries and to be more volatile than the performance of more geographically diversified funds. The economies of Australia and New Zealand are both heavily dependent on the demand for commodity exports, including agricultural products. As a result, both economies are particularly vulnerable to international commodity prices and global economic slowdowns. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

38	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective October 25, 2011. Fund performance prior to October 25, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus New Zealand Dollar Fund and focused on short-term, New Zealand dollar-denominated money market instruments.

The Fund’s year-to-date total return as of September 30, 2011 was (0.46)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.19%	2/09
Lowest Return	(2.55)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Australia & New Zealand Debt Fund	1 Year	Since Inception (6/25/2008)
Return Before Taxes Based on NAV	9.94%	4.67%
Return After Taxes on Distributions	8.64%	3.27%
Return After Taxes on Distributions and Sale of Fund Shares	7.10%	3.50%
BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index* (Reflects no deduction for fees, expenses or taxes)	10.34%	5.38%
*	As a result of the merger completed on January 2, 2009 between Bank of America and Merrill Lynch, all references to Merrill Lynch will now be replaced by BofA Merrill Lynch when referring to the Fund’s respective performance benchmarks.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

WisdomTree Trust Prospectus	39

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

40	WisdomTree Trust Prospectus

WisdomTree Emerging Markets Local Debt Fund

Investment Objective

The Fund seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective through investment in Local Debt denominated in the currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Eastern Europe, Africa and the Middle East. Within these regions, the Fund is likely to invest in countries such as: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal

WisdomTree Trust Prospectus	41

and monetary policies in light of economic and market conditions. The country exposures are consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of emerging markets local currency debt currently includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and eight years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

For purposes of the 80% investment policy described above, Local Debt includes investments in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in local currency debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by a supranational organization or regional development bank. Assets not invested in Local Debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by emerging market governments, government agencies, corporations, regional development banks and supranational issuers, as well as derivatives based on such instruments.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

42	WisdomTree Trust Prospectus

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund will invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing or emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund’s ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund’s returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

WisdomTree Trust Prospectus	43

■

Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance

The Fund commenced operations on August 9, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. Mellon Capital Management Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since August 2010.

Lisa Mears O’Connor, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since August 2010.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, although this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of a Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

44	WisdomTree Trust Prospectus

WisdomTree Euro Debt Fund

(Formerly, WisdomTree Dreyfus Euro Fund)

Investment Objective

The Fund seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations. Due to the change in the Fund’s objective and style effective October 19, 2011, the Fund will likely experience portfolio turnover in the future.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective through investment in Debt Securities denominated in euros. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities consist of fixed income securities, such as bonds, notes or other debt obligations, denominated in euros, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund intends to focus its investments on bonds and other debt instruments denominated in euros and issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in Debt Securities of corporate issuers organized in euro area countries or that have significant economic ties to euro area countries, although this is not expected to be a focus of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in euro area countries. The euro area is a group of 17 members of the European Union that have adopted the euro as their common currency. The euro area currently consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia, and Spain. The Fund’s exposure to the euro area countries is monitored from a risk perspective and may be modified, reduced or eliminated at any time. Initially, the Fund does not intend to invest in national, state or local debt of Ireland, Italy, Greece, Portugal, Spain, Estonia, Cyprus or Malta.

WisdomTree Trust Prospectus	45

The Fund will seek to concentrate its investments in higher-quality Debt Securities of issuers within the region. This currently includes sizable positions in the sovereign debt of Germany and France with attempted balanced allocations to the sovereign debt of other euro area countries as well as supranational issuers. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The euro area countries in which the Fund invests and the percentage of Fund assets invested in a particular euro area country or issuer will change from time to time, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund, however, will focus its investments on investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between three and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between three and seven years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in euros.

For purposes of the 80% investment policy described above, Debt Securities includes investments in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in euro-denominated debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Assets not invested in euro-denominated debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by EU governments, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 80% of its assets in “Fixed Income Securities.” Fixed Income Securities include debt instruments, such as bonds, notes and other obligations, denominated in euros or U.S. dollars; Fixed Income Securities do not include derivatives.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective.

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

46	WisdomTree Trust Prospectus

■

Cash Redemption Risk. Unlike most ETFs, the Fund’s investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.

■

Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations. While the Fund attempts to limit credit and counterparty exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments.

■

Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in euros, or in securities that provide exposure to euros, currency exchange rates or interest rates denominated in euros. Changes in currency exchange rates and the relative value of the euro will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Euro Investment Risk. The Fund invests primarily in securities denominated in euros and thus has significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro.

■

Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.

■

Geographic Concentration in Europe. Because the Fund concentrates its investments in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■

High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

■

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Trust Prospectus	47

■

Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective October 19, 2011. Fund performance prior to October 19, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Dreyfus Euro Fund and focused on short-term, euro-denominated money market instruments.

The Fund’s year-to-date total return as of September 30, 2011 was 0.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.41%	3/10
Lowest Return	(9.47)%	2/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Euro Debt Fund	1 Year	Since Inception (5/14/2008)
Return Before Taxes Based on NAV	(6.47)%	(4.39)%
Return After Taxes on Distributions	(6.47)%	(4.72)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.21)%	(3.89)%
BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index* (Reflects no deduction for fees, expenses or taxes)	(6.10)%	(3.73)%
*	As a result of the merger completed on January 2, 2009 between Bank of America and Merrill Lynch, all references to Merrill Lynch will now be replaced by BofA Merrill Lynch when referring to the Fund’s respective performance benchmarks.

48	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as the investment adviser to the Fund. The Dreyfus Corporation serves as the sub-adviser to the Fund.

Portfolio Managers

David C. Kwan, a Managing Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Zandra Zelaya, CFA, a Director, Fixed Income, has been a portfolio manager of the Fund since its inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc., and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of fixed income securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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Additional Information About the Funds

Additional Investment Objective Information. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon at least 60 days’ prior written notice to shareholders.

Additional Information About the Funds’ Strategies. The Funds may invest in a variety of swap agreements, including interest rate swaps, inflation-linked swaps, total return swaps, and currency swaps. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of one interest rate payment for another, such as a floating interest rate payment for a fixed payment. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at a future date. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset.

Temporary Defensive Strategies. Each Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political, or other conditions. Each Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that a Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Information About the Asia Local Debt Fund’s, Australia & New Zealand Debt Fund’s Emerging Markets Local Debt Fund’s and Euro Debt Fund’s Strategies. The Funds intend to provide a broad-based exposure to local currency debt and therefore will invest in both investment grade and non-investment grade securities. The degree of credit risk for a particular security may be reflected in its credit rating. Debt instruments rated investment grade generally are subject to less credit risk than non-investment grade instruments. The Funds generally do not expect to have more than 25% of their assets invested in non-investment grade securities. Within the non-investment grade category, some issuers and instruments are considered to be of lower credit quality and at higher risk of default. Although these instruments offer the potential for higher yields, they are considered “speculative” and generally are subject to a higher potential risk of loss. The Funds will limit their exposure to speculative issuers and securities to no more than 15% of its assets. For these purposes, speculative securities are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management to be of comparable quality. However, this may change from time to time based on market conditions and the condition of specific issuers and securities.

Additional Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by non-U.S. governments and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Counterparty Risk. Each Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Funds intend to enter into forward currency contracts and swap transactions. A Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the creditworthiness of the exchange’s clearing corporation.

Cash Redemption Risk. Each Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Funds may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Commodity Country Risk. The Commodity Currency Fund invests a significant portion of its assets in investments designed to provide exposure to both the currencies and money market rates available to foreign investors in selected

50	WisdomTree Trust Prospectus

commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies. Such declines may occur quickly and without warning and may negatively impact the value of the Commodity Currency Fund and your investment.

Credit Risk. The financial condition of an issuer of a debt security or other issuer may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. While each Fund attempts to limit credit exposure in a manner consistent with its respective investment objective, the value of an investment in a Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Currency Exchange Rate Risk. Each Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of the Fund shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Derivatives Investment Risk. Each Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts, futures contracts and currency, interest rate swaps, total return swaps, and credit-linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed upon today (the future price or the strike price) with delivery occurring at a specified future date. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights,

WisdomTree Trust Prospectus	51

(vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of each Fund (except for the Japanese Yen Fund, Australia & New Zealand Debt Fund, and Euro Debt Fund) to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

Euro Investment Risk. The Euro Debt Fund invests primarily in securities denominated in euros, the official currency of the European Union (EU), and thus has significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. The adviser and sub-adviser closely monitor the value of the euro and events that may adversely affect the value of the euro, and will make changes to the Fund’s investment program to the extent necessary to seek to mitigate any adverse effects on the Fund.

Foreign Securities Risk. Each Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries.

High Yield Securities Risk. Each Fixed Income Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Funds may lose their entire investment.

Geographic Concentration in Japan. Because the Japanese Yen Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investment in Asia Risk. The Asia Local Debt Fund’s investments will have significant exposure to Asia. The Commodity Currency Fund, Emerging Currency Fund, and Emerging Markets Local Debt Fund also may have significant exposure to Asia. As a result, the Funds will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that region. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Each of these factors may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Funds to decline in value.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk. As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in the Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Issuer-Specific Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Funds.

52	WisdomTree Trust Prospectus

Low Interest Rate Risk. Financial crisis, recession, and deflation could contribute to declines in U.S. and international interest rates. Recent events in the financial sector have resulted, and may continue to result, in downward pressure on interest rates and returns on money market instruments and other investments. If this continues to occur, rates may decline to levels where the interest earned by the Japanese Yen Fund’s investments limits the Fund’s ability to make distributions or becomes insufficient to cover the expenses of the Fund. In these circumstances, the Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. In addition, in order to invest in higher quality, more liquid investments, the Fund may need to accept lower returns on investment. These circumstances could cause a decline in the NAV of the Fund, could have negative tax consequences and could cause investors to lose money.

Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Management Risk. The Funds are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Funds will achieve their investment objective or outperform other investment strategies over the short- or long-term market cycles.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, the Funds will be considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Offshore Investor Risk. The opportunity for offshore investors, such as the Funds, to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Funds, could differ from those available to domestic investors in the selected countries.

Repurchase Agreement Risk. The Funds will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Sovereign Debt Risk. The Fund’s investments in sovereign debt, which includes securities issued or guaranteed by a foreign sovereign government, present risks not associated with investments in other types of bonds. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest payments when due, and the Funds may have limited recourse against the issuing government or agency in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, may be more volatile than prices of U.S. bonds. In the past, governments of certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, refused to honor their payment obligations on their sovereign debt, and restructured their indebtedness. The restructuring of sovereign debt may involve obtaining additional credit to finance outstanding obligations and the reduction or rescheduling of payments of interest and principal. As a holder of such sovereign debt, the Funds may be asked to participate in the restructuring of such sovereign indebtedness. There can be no assurance that such restructurings will result in the full repayment of the issuer’s sovereign debt.

Portfolio Holdings Information

Information about the Funds’ daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) has overall responsibility for the general management and administration of the Trust. WisdomTree Investments, Inc. (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended August 31, 2011, the Funds paid advisory fees to WisdomTree Asset Management in the following amounts:

Name of Fund	Management Fee
WisdomTree Dreyfus Brazilian Real Fund	0.45%
WisdomTree Dreyfus Chinese Yuan Fund	0.45%
WisdomTree Dreyfus Commodity Currency Fund	0.55%
WisdomTree Dreyfus Emerging Currency Fund	0.55%
WisdomTree Dreyfus Indian Rupee Fund	0.45%
WisdomTree Dreyfus Japanese Yen Fund	0.35%
WisdomTree Dreyfus South African Rand Fund	0.45%
WisdomTree Asia Local Debt Fund	0.55%
WisdomTree Australia & New Zealand Debt Fund	0.45%
WisdomTree Emerging Markets Local Debt Fund	0.55%
WisdomTree Euro Debt Fund	0.35%

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Funds’ Investment Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2011.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

Sub-Advisers

The sub-adviser to the Funds (except for the WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund) is The Dreyfus Corporation (“Dreyfus”). Dreyfus was founded in 1947 and is located at 200 Park Avenue, New York, New York 10166. As of November 30, 2011, Dreyfus had assets under management totaling approximately $398 billion. Dreyfus is a wholly-owned indirect subsidiary of The Bank of New York Mellon (“BNY Mellon”). WisdomTree Asset Management pays Dreyfus for providing sub-advisory services to the Funds.

The sub-adviser to the WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund is Mellon Capital Management Corporation (“Mellon Capital”). Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. As of November 30, 2011, Mellon Capital had assets under management totaling approximately $214 billion, including overlay strategies and assets managed as dual employees of BNY Mellon and Dreyfus. Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon. Mellon Capital is a registered investment adviser with offices located at 50 Fremont Street, San Francisco, CA 94105. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

Dreyfus is responsible for the day-to-day management of each Fund (except for the WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund) and Mellon Capital is responsible for the day-to-day management of the WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund. The sub-advisers choose each Fund’s portfolio investments and place orders to buy and sell the Fund’s portfolio investments.

54	WisdomTree Trust Prospectus

The basis for the Board of Trustees’ approval of the Funds’ Investment Sub-Advisory Agreements is available in the Trust’s Annual Report to Shareholders for the period ended August 31, 2011.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have obtained an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each sub-adviser utilizes teams of investment professionals acting together to manage the assets of each Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in each Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The individual members of the team who are primarily responsible for the day-to-day management of each Fund’s portfolio (except WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund) are listed below.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994. Mr. Kwan has direct oversight responsibility for the management of each Fund. He received his M.B.A. from the University of California at Berkeley in 1990. Mr. Kwan has 20 years of investment experience.

Zandra Zelaya, CFA, has been a Director, Fixed Income, at Mellon Capital since November 2009. From November 2007 to November 2009 she was a Vice President, Fixed Income, at Mellon Capital. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to November 2007. Ms. Zelaya has attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 15 years of investment experience.

Mr. Kwan and Ms. Zelaya manage the Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Each Portfolio Manager has managed each Fund since inception.

The individual members of the team who are primarily responsible for the day-to-day management of the WisdomTree Asia Local Debt Fund and WisdomTree Emerging Markets Local Debt Fund are listed below.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994. Mr. Kwan has direct oversight responsibility for the management of the Funds. He received his M.B.A. from the University of California at Berkeley in 1990. Mr. Kwan has 21 years of investment experience and has been managing the Fund since its inception.

Lisa Mears O’Connor, CFA, has been a Managing Director of Mellon Capital since 2010. She manages Mellon Capital’s active fixed income team. Ms. Mears O’Connor has direct oversight responsibility for the Funds. She received her M.B.A. from the University of California at Berkeley in 2002. Ms. Mears O’Connor attained the Chartered Financial Analyst (“CFA”) designation in 1998. Ms. Mears O’Connor has over 18 years of investment experience and has been managing the Fund since its inception.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Legal Proceedings

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WisdomTree Asset Management, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally

WisdomTree Trust Prospectus	55

provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

56	WisdomTree Trust Prospectus

Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the New York Stock Exchange is open for trading as of the close of regular trading, generally 4:00 p.m., New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

The Australia & New Zealand Debt Fund and the Euro Debt Fund intend to pay out dividends on a monthly basis. The Japanese Yen Fund intends to pay out dividends on a quarterly basis. Each of the Brazilian Real Fund, Chinese Yuan Fund, Commodity Currency Fund, Emerging Currency Fund, Indian Rupee Fund, and South African Rand Fund intend to pay out dividends on an annual basis.

Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with

WisdomTree Trust Prospectus	57

DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

58	WisdomTree Trust Prospectus

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and the Fund level. The Funds do not, however, expect a significant portion of their distributions to be derived from qualified dividend income. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

For taxable years beginning on or after January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), will be subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends and capital gains (including capital gains realized upon a sale or exchange of Fund shares).

Unlike many ETFs, the redemption of shares from the Funds generally incorporates a payment of cash by the Funds in addition to, or in place of, the delivery of a basket of securities. To meet this requirement, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize capital gains that it might not have incurred if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient than if the in-kind redemption process was used.

If a shareholder is neither a lawful permanent resident nor a citizen of the United States or if a shareholder is a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2012, certain distributions designated by the Fund as either interest-related dividends or short-term gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

Also, beginning in 2014, a 30% U.S. withholding tax will be imposed on dividends and on proceeds from the sale of Fund shares paid to foreign shareholders if certain disclosure requirements are not satisfied.

The Funds (or a financial intermediary such as a broker through which a shareholder owns Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares Are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is

WisdomTree Trust Prospectus	59

generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges debt or money market securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the debt or money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for debt or money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for debt or money market securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for debt or money market securities will generally be treated as long-term capital gain or loss if the debt or money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Foreign Currency Investments by the Funds

As described above, each Fund intends to qualify as a regulated investment company as defined in Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”). One of the requirements that must be satisfied for a Fund to qualify as a regulated investment company is that at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future and that such regulations could have a negative impact on a Fund’s ability to qualify as a regulated investment company.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or

60	WisdomTree Trust Prospectus

losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (the “Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

WisdomTree Trust Prospectus	61

Financial Highlights

WisdomTree Currency Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Brazilian Real Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$27.65	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[1]	(0.10)	(0.07)	0.04	0.15
Net realized and unrealized gain (loss)	4.68	3.53	(1.34)	1.13
Total from investment operations	4.58	3.46	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	—	(0.02)	(0.17)	—
Capital gains	(3.24)	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	(3.24)	(0.28)	(0.70)	—
Net asset value, end of period	$28.99	$27.65	$24.47	$26.47

TOTAL RETURN[2]	17.98%	14.24%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$481,253	$221,177	$112,573	$121,740
Ratios to average net assets of:
Net expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.36)%	(0.28)%	0.19%	1.99%[3]
Portfolio turnover rate[4]	0%	0%	0%	N/A [5]

WisdomTree Dreyfus Chinese Yuan Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$24.84	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[1]	(0.09)	(0.07)	0.08	0.14
Net realized and unrealized gain (loss)	1.21	(0.40)	0.32	0.38
Total from investment operations	1.12	(0.47)	0.40	0.52
Dividends and distributions to shareholders:
Net investment income	—	—	(0.48)	—
Capital gains	(0.15)	—	—	—
Total dividends and distributions to shareholders	(0.15)	—	(0.48)	—
Net asset value, end of period	$25.81	$24.84	$25.31	$25.39

TOTAL RETURN[2]	4.50%	(1.86)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$567,883	$586,278	$136,660	$284,393
Ratios to average net assets of:
Net expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.34)%	(0.28)%	0.36%	2.04%[3]
Portfolio turnover rate[4]	0%	8%	0%	N/A [5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

62	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Commodity Currency Fund			For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period			$25.10
Investment operations:
Net investment loss[1]			(0.13)
Net realized and unrealized gain			2.90
Total from investment operations			2.77
Distributions to shareholders:
Capital gains			(0.09)
Net asset value, end of period			$27.78

TOTAL RETURN[2]			11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)			$80,560
Ratios to average net assets of:
Net expenses			0.55%[3]
Net investment loss			(0.46)%[3]
Portfolio turnover rate[4]			N/A [5]

WisdomTree Dreyfus Emerging Currency Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Period May 6, 2009* through August 31, 2009
Net asset value, beginning of period	$21.89	$21.22	$19.98
Investment operations:
Net investment loss[1]	(0.10)	(0.09)	(0.02)
Net realized and unrealized gain	1.92	0.94	1.26
Total from investment operations	1.82	0.85	1.24
Distributions to shareholders:
Capital gains	(0.84)	(0.18)	—
Total distributions to shareholders	—	(0.18)	—
Net asset value, end of period	$22.87	$21.89	$21.22

TOTAL RETURN[2]	8.44%	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$585,411	$337,106	$38,200
Ratio to average net assets of:
Net expenses	0.55%	0.55%	0.55%[3]
Net investment loss	(0.46)%	(0.39)%	(0.33)%[3]
Portfolio turnover rate[4]	0%	0%	0%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

WisdomTree Trust Prospectus	63

Financial Highlights

WisdomTree Currency Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below

WisdomTree Dreyfus Indian Rupee Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$25.10	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[1]	(0.09)	(0.08)	0.02	0.15
Net realized and unrealized gain (loss)	2.06	1.39	(0.51)	(0.37)
Total from investment operations	1.97	1.31	(0.49)	(0.22)
Dividends to shareholders:
Net investment income	—	—	(0.19)	—
Capital gains	(0.29)	—	—	—
Total dividends to shareholders	(0.29)	—	(0.19)	—
Net asset value, end of period	$26.78	$25.10	$23.79	$24.47

TOTAL RETURN[2]	7.86%	5.51%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,104	$22,586	$11,893	$9,789
Ratios to average net assets of:
Net expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income	(0.34)%	(0.29)%	0.09%	1.93%[3]
Portfolio turnover rate[4]	0%	0%	0%	N/A5

WisdomTree Dreyfus Japanese Yen Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 21, 2008* through August 31, 2008
Net asset value, beginning of period	$31.14	$28.26	$24.21	$25.45
Investment operations:
Net investment income (loss)[1]	(0.09)	(0.08)	0.00 [6]	0.01
Net realized and unrealized gain (loss)	3.04	2.96	4.12	(1.25)
Total from investment operations	2.95	2.88	4.12	(1.24)
Dividends to shareholders:
Net investment income	—	—	(0.07)	—
Total dividends to shareholders	—	—	(0.07)	—
Net asset value, end of period	$34.09	$31.14	$28.26	$24.21

TOTAL RETURN[2]	9.47%	10.19%	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,637	$12,455	$11,305	$19,368
Ratio to average net assets of:
Net expenses	0.35%	0.35%	0.35%	0.35%[3]
Net investment income (loss)	(0.28)%	(0.27)%	0.01%	0.20%[3]
Portfolio turnover rate[4]	N/A5	N/A [5]	N/A [5]	N/A5

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Funds invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

[6]	Amount represents less than $0.05.

64	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Currency Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus South African Rand Fund	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
Net asset value, beginning of period	$29.20	$26.73	$26.61	$25.35
Investment operations:
Net investment income (loss)[1]	(0.10)	(0.09)	0.02	0.09
Net realized and unrealized gain	3.30	3.36	1.72	1.17
Total from investment operations	3.20	3.27	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	—	(0.00)[2]	(0.09)	—
Capital gains	(3.86)	(0.80)	(1.53)	—
Total dividends and distributions to shareholders	(3.86)	(0.80)	(1.62)	—
Net asset value, end of period	$28.54	$29.20	$26.73	$26.61

TOTAL RETURN[3]	11.00%	12.53%	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,561	$11,680	$5,345	$2,661
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.34)%	(0.31)%	0.07%	1.78%[4]
Portfolio turnover rate[5]	0%	0%	0%	N/A [6]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

WisdomTree Trust Prospectus	65

Financial Highlights

WisdomTree Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund				For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period				$49.85
Investment operations:
Net investment income[1]				0.60
Net realized and unrealized gain				3.21
Total from investment operations				3.81
Dividends to shareholders:
Net investment income				(0.43)
Net asset value, end of period				$53.23

TOTAL RETURN[2]				7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)				$660,086
Ratios to average net assets of:
Net expenses				0.55%[3]
Net investment income				2.52%[3]
Portfolio turnover rate[4]				0%

WisdomTree Australia & New Zealand Debt Fund (Formerly, WisdomTree Dreyfus New Zealand Dollar Fund)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
Net asset value, beginning of period	$22.24	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[1]	(0.08)	(0.07)	(0.02)	0.09
Net realized and unrealized gain (loss)	5.40	1.08	0.30	(1.49)
Total from investment operations	5.32	1.01	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	—	—	(0.13)	—
Capital gains	(1.25)	(2.45)	—	—
Total dividends and distributions to shareholders	(1.25)	(2.45)	(0.13)	—
Net asset value, end of period	$26.31	$22.24	$23.68	$23.53

TOTAL RETURN[2]	24.85%	4.32%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$52,614	$17,790	$9,471	$2,353
Ratio to average net assets of:
Net expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.35)%	(0.30)%	(0.11)%	1.96%[3]
Portfolio turnover rate[4]	0%	0%	0%	N/A [5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

66	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Fixed Income Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund			For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period			$50.08	$50.23
Investment operations:
Net investment income[1]			2.40	0.10
Net realized and unrealized gain (loss)			3.79	(0.25)
Total from investment operations			6.19	(0.15)
Dividends to shareholders:
Net investment income			(2.44)	—
Net asset value, end of period			$53.83	$50.08

TOTAL RETURN[2]			12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)			$1,415,705	$195,319
Ratios to average net assets of:
Net expenses			0.55%	0.55%[3]
Net investment income			4.65%	3.31%[3]
Portfolio turnover rate[4]			30%	0%

WisdomTree Euro Debt Fund (Formerly, WisdomTree Dreyfus Euro Fund)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$20.54	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[1]	0.05	(0.01)	0.35	0.29
Net realized and unrealized gain (loss)	2.73	(2.64)	(0.63)	(1.26)
Total from investment operations	2.78	(2.65)	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	—	—	(0.60)	—
Total dividends to shareholders	—	—	(0.60)	—
Net asset value, end of period	$23.32	$20.54	$23.19	$24.07

TOTAL RETURN[2]	13.53%	(11.43)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,246	$12,836	$9,857	$19,256
Ratio to average net assets of:
Net expenses	0.35%	0.35%	0.35%	0.35%[3]
Net investment income (loss)	0.21%	(0.03)%	1.61%	3.73%[3]
Portfolio turnover rate[4]	N/A [5]	N/A [5]	N/A [5]	N/A [5]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

WisdomTree Trust Prospectus	67

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2012 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

“WisdomTree” is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-001-0812

U.S. Equity ETFs

PROSPECTUS

July 30, 2012

as revised August 10, 2012

WisdomTree Trust

WisdomTree U.S. Equity ETFs*

Dividends

Total Dividend Fund (DTD)

Equity Income Fund (DHS)

Dividend ex-Financials Fund (DTN)

LargeCap Dividend Fund (DLN)

MidCap Dividend Fund (DON)

SmallCap Dividend Fund (DES)

Earnings

Total Earnings Fund (EXT)

Earnings 500 Fund (EPS)

MidCap Earnings Fund (EZM)

SmallCap Earnings Fund (EES)

LargeCap Value Fund (EZY)

LargeCap Growth Fund (ROI)

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Total Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Dividend Index is a fundamentally-weighted index that defines the dividend-paying portion of the U.S. stock market. The Index is comprised of U.S. companies listed on the NYSE, AMEX or NASDAQ Global Market that pay regular cash dividends and that meet other liquidity and capitalization requirements established by WisdomTree Investments, Inc. These requirements include the following: (i) companies must pay regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) companies need to have a market capitalization of at least $100 million as of the Index rebalance; and (iii) companies need to have exhibited an average daily dollar volume of at least $100,000 for three months preceding the Index rebalance. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services,

2	WisdomTree Trust Prospectus

and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Dividend Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	3

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 8.32%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.30%	3Q/2009
Lowest Return	(21.87)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Total Dividend Fund	1 Year	5 Years	Since Inception (06/16/2006)
Return Before Taxes Based on NAV	8.55%	(0.11)%	2.56%
Return After Taxes on Distributions	7.45%	(1.19)%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares	5.53%	(0.75)%	1.54%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01)%	2.41%
WisdomTree Dividend Index (reflects no deduction for fees, expenses, or taxes)	9.00%	0.46%	3.05%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

4	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Equity Income Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree Dividend Index. At the annual Index rebalance, companies within the WisdomTree Dividend Index with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

6	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the WisdomTree Equity Income Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Health Care Investing. The Fund may invest in companies in the health care sector. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Trust Prospectus	7

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 9.20%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.68%	3Q/2009
Lowest Return	(25.85)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Equity Income Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	13.96%	(1.77)%	1.22%
Return After Taxes on Distributions	12.58%	(3.19)%	(0.18)%
Return After Taxes on Distributions and Sale of Fund Shares	9.01%	(2.35)%	0.19%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64)%	0.47%
WisdomTree Equity Income Index (reflects no deduction for fees, expenses, or taxes)	14.43%	(1.45)%	1.52%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

8	WisdomTree Trust Prospectus

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	9

WisdomTree Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Dividend Ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from the three hundred largest companies by market value in the WisdomTree Dividend Index (other than companies in the financial sector). Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; and (iii) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance. The Dividend ex-Financials Index is the only one of the U.S. Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company’s weight in the Dividend ex-Financials Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary,

10	WisdomTree Trust Prospectus

consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	11

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Dividend Top 100 Fund, and tracked the performance of the WisdomTree Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 29, 2012 was 5.60%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.77%	2Q/2009
Lowest Return	(24.23)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Dividend ex-Financials Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	11.93%	1.68%	4.42%
Return After Taxes on Distributions	10.65%	0.31%	3.09%
Return After Taxes on Distributions and Sale of Fund Shares	7.70%	0.57%	2.96%
Dow Jones U.S. Select Dividend IndexSM (reflects no deduction for fees, expenses, or taxes)	12.42%	(0.66)%	1.97%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index** (reflects no deduction for fees, expenses, or taxes)	12.40%	2.23%	4.83%
*	The Fund’s objective changed effective May 7, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Top 100 Index. After May 7, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.
**	Reflects performance of the WisdomTree Dividend Top 100 Index through May 7, 2009 and the WisdomTree Dividend ex-Financials Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

12	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	13

WisdomTree LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Dividend Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree Dividend Index. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; and (iii) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services,

14	WisdomTree Trust Prospectus

and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.

WisdomTree Trust Prospectus	15

This table also shows how the Fund’s performance compares to the WisdomTree LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 8.59%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.79%	2Q/2009
Lowest Return	(21.37)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree LargeCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	9.47%	(0.38)%	2.37%
Return After Taxes on Distributions	8.38%	(1.40)%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	6.12%	(0.94)%	1.42%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25)%	2.24%
WisdomTree LargeCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	9.75%	0.08%	2.76%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

16	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	17

WisdomTree MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Dividend Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; and (iii) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services,

18	WisdomTree Trust Prospectus

and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Real Estate Investing. The Fund may invest in the real estate sector, including investments in real estate investment trusts (“REITs”). REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

WisdomTree Trust Prospectus	19

■

Utilities Investing. The Fund may invest in companies in the utilities sector of the market and, as such, is sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 6.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.96%	3Q/2009
Lowest Return	(24.64)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree MidCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	5.11%	1.46%	3.85%
Return After Taxes on Distributions	4.20%	0.32%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.30%	0.53%	2.59%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	(1.73)%	3.32%	4.67%
WisdomTree MidCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	5.41%	1.30%	3.69%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

20	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	21

WisdomTree SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Dividend Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual Index rebalance; (ii) market capitalization of at least $100 million as of the Index rebalance; and (iii) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary,

22	WisdomTree Trust Prospectus

consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Real Estate Investing. The Fund may invest in the real estate sector, including investments in real estate investment trusts (“REITs”). REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Trust Prospectus	23

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 9.76%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2Q/2009
Lowest Return	(27.04)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(1.79)%	(0.94)%	1.91%
Return After Taxes on Distributions	(2.95)%	(2.32)%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	(1.18)%	(1.63)%	0.78%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.18)%	0.15%	2.60%
WisdomTree SmallCap Dividend Index (reflects no deduction for fees, expenses, or taxes)	(1.64)%	(0.89)%	1.97%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

24	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	25

WisdomTree Total Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the broad U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses “Core Earnings”, computed by Standard & Poor’s, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

26	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus	27

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 8.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.64%	2Q/2009
Lowest Return	(22.26)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Total Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	3.13%	(0.14)%
Return After Taxes on Distributions	2.36%	(0.84)%
Return After Taxes on Distributions and Sale of Fund Shares	2.02%	(0.54)%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.71)%
WisdomTree Earnings Index (reflects no deduction for fees, expenses, or taxes)	3.32%	0.04%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

28	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	29

WisdomTree Earnings 500 Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Earnings 500 Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Earnings 500 Index is a fundamentally weighted index that is comprised of earnings-generating companies within the large-capitalization segment of the U.S. Stock Market. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. The Index is comprised of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses “Core Earnings”, computed by Standard & Poor’s, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

30	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a

WisdomTree Trust Prospectus	31

smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Earnings 500 Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 8.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.96%	2Q/2009
Lowest Return	(21.78)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Earnings 500 Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	3.45%	(0.60)%
Return After Taxes on Distributions	2.73%	(1.29)%
Return After Taxes on Distributions and Sale of Fund Shares	2.23%	(0.92)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.79)%
WisdomTree Earnings 500 Index (reflects no deduction for fees, expenses, or taxes)	3.65%	(0.31)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

32	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	33

WisdomTree MidCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree MidCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree MidCap Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies in the Index are incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses “Core Earnings”, computed by Standard & Poor’s, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual

34	WisdomTree Trust Prospectus

profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defen sive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

WisdomTree Trust Prospectus	35

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree MidCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 4.76%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.92%	2Q/2009
Lowest Return	(24.54)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

36	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree MidCap Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	1.39%	2.91%
Return After Taxes on Distributions	1.03%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	2.18%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	(1.73)%	1.78%
WisdomTree MidCap Earnings Index (reflects no deduction for fees, expenses, or taxes)	1.69%	3.09%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	37

WisdomTree SmallCap Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. Stock Market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree Earnings Index after the 500 largest companies have been removed. Companies must be incorporated and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index rebalance. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. The Index is earnings-weighted annually to reflect the proportionate share of the aggregate earnings each component company has generated. Companies with greater earnings generally have larger weights in the Index. WisdomTree Investments, Inc. uses “Core Earnings”, computed by Standard & Poor’s, as the weighting metric. Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s designed to include expenses, incomes and activities that reflect the actual

38	WisdomTree Trust Prospectus

profitability of an enterprise’s ongoing operations. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	39

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree SmallCap Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 7.77%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.38%	2Q/2009
Lowest Return	(24.70)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree SmallCap Earnings Fund	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	(1.84)%	1.24%
Return After Taxes on Distributions	(2.28)%	0.82%
Return After Taxes on Distributions and Sale of Fund Shares	(1.20)%	0.80%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.18)%	(0.86)%
WisdomTree SmallCap Earnings Index (reflects no deduction for fees, expenses, or taxes)	(1.60)%	1.27%

40	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	41

WisdomTree LargeCap Value Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Value Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that is comprised of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the annual Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. Additionally, companies must have positive earnings per share, positive book value per share, and positive sales per share statistics as of the Index rebalance. WisdomTree Investments, Inc. creates a “value” score for each company based on the company’s price to earnings ratio, price to sales ratio, and price to book value and 1-year change in stock price. The top 30% of companies with the highest value scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on earnings. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

42	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a

WisdomTree Trust Prospectus	43

smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Low P/E/LargeCap Value Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and investment objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Low P/E Fund, and tracked the performance of the WisdomTree Low P/E Index.

The Fund’s year-to-date total return as of June 29, 2012 was 7.47%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.39%	2Q/2009
Lowest Return	(25.20)%	4Q/2008

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree LargeCap Value Fund*	1 Year	Since Inception (2/23/2007)
Return Before Taxes Based on NAV	4.92%	(2.15)%
Return After Taxes on Distributions	4.34%	(2.81)%
Return After Taxes on Distributions and Sale of Fund Shares	3.18%	(2.21)%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	(3.22)%
WisdomTree Low P/E/LargeCap Value Spliced Index** (reflects no deduction for fees, expenses, or taxes)	5.35%	(1.80)%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Low P/E Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.
**	Reflects performance of the WisdomTree Low P/E Index through June 19, 2009 and the WisdomTree LargeCap Value Index thereafter.

44	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	45

WisdomTree LargeCap Growth Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$39	$122	$213	$480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree LargeCap Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that is comprised of large cap growth companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters. Eligibility requirements also include: (i) market capitalization of at least $100 million as of the annual Index rebalance; (ii) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (iii) a price to earnings ratio of at least 2 as of the Index rebalance. Additionally, companies must have posted specified year-over-year percentage changes in earnings per share, book value per share, sales per share, and share price (“growth metrics”). The Index is earnings weighted as of the annual Index rebalance. Earnings are determined using a company’s reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters. WisdomTree Investments, Inc. uses the four growth metrics to screen for growth in the past 1-year period. The growth universe is determined by selecting the top 30% of companies with highest average normalized growth metrics within the 1,000 largest companies by market capitalization. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

46	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund’s underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus, titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, international political instability, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Information Technology Investing. The Fund may invest in companies in the information technology sector. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	47

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree LargeCap Growth Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 6.68%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.16%	2Q/2009
Lowest Return	(15.85)%	3Q/2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree LargeCap Growth Fund	1 Year	Since Inception (12/4/2008)
Return Before Taxes Based on NAV	0.44%	14.70%
Return After Taxes on Distributions	(0.09)%	13.91%
Return After Taxes on Distributions and Sale of Fund Shares	0.28%	12.25%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	20.83%
WisdomTree LargeCap Growth Index (reflects no deduction for fees, expenses, or taxes)	0.81%	15.30%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since December 2008.

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Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since December 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since December 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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Additional Information About the Funds

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the table showing average annual total returns in the Summary section for each Fund.

■	The Russell 3000® Index is comprised of the 3,000 largest U.S. companies based on total market capitalization.

■	The Russell 1000® Value Index is a measure of the large-cap value segment of the U.S. equity universe selecting from the Russell 1000® Index.

■	The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

■	The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to represent the performance of the leading industries in the U.S. economy.

■	The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-cap range of the U.S. stock market.

■	The Russell 2000® Index is comprised of the smallest 2,000 securities in the Russell 3000 Index.

■	The Russell 1000® Growth Index is a measure of the large-cap growth segment of the U.S. equity universe selecting from the Russell 1000® Index.

Additional Investment Objective, Strategy and Risk Information

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Under normal circumstances, at least 95% of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its underlying Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

Each “Dividend Index” is weighted based on either the amount of cash dividends that companies in the Index pay or the dividend yield of the companies in the Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

Each “Earnings Index” weights securities based on either the amount of earnings of the companies in the Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company’s earnings, each Earnings Index, except as noted, currently uses the concept of “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by Standard & Poor’s that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The LargeCap Growth and LargeCap Value Indexes are considered to be “Earnings Indexes.” For these two Indexes and their respective Funds, “earnings” is defined as a company’s reported net income, excluding special items, applicable to common shareholders.

Additional Risk Information About the Funds. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund’s Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

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Fiscal Policy Risk

Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of a Fund.

Investment Risk

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Risk

The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be

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fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Non-Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

Sector Risks

Consumer Discretionary Investing

The consumer discretionary sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Investing

The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Energy Investing

The energy sector can be significantly affected by, among other things: worldwide economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Health Care Investing

The health care sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrial Investing

The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Information Technology Investing

This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

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Real Estate Investing

REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject a Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. As the demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Telecommunications Investing

The telecommunications industry is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in the telecommunications sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Utilities Investing

The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates. Any of these events could cause the utilities sector to underperform other sectors or the market as a whole and, thus, adversely affect a Fund’s investment performance.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2012, the Funds paid advisory fees to the Adviser, as a percentage of net assets, in the following amounts:

Name of Fund	Management Fee
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
Dividend ex-Financials Fund	0.38%
LargeCap Dividend Fund	0.28%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2012.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017, and is a leader in ETF management.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 29, 2012, Mellon Capital had assets under management totaling approximately $240 billion. Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

The basis for the Board of Trustees’ approval of the investment Sub-Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2012.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

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WisdomTree Asset Management and the Trust have obtained an exemptive order from the SEC that permits WisdomTree

Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are listed below.

Ms. Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. from San Francisco State University.

Mr. Richard A. Brown, CFA, is a Director, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown obtained an M.B.A. from California State University at Hayward.

Mr. Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante graduated with a B.A. from Fairfield University.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Legal Proceedings

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WisdomTree Asset Management, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

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Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you purchase shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every 15 seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds, and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Equity Income Fund and Dividend ex-Financials Fund intend to pay out dividends on a monthly basis. The remaining Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every month or quarter, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

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Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

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Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of short-term capital gain will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash component

58	WisdomTree Trust Prospectus

received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year, and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

WisdomTree Trust Prospectus	59

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

60	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.84	$42.89	$29.26	$51.81	$57.87
Investment operations:
Net investment income[1]	1.47	1.37	1.14	1.54	1.68
Net realized and unrealized gain (loss)	4.15	5.92	13.61	(22.56)	(6.04)
Total from investment operations	5.62	7.29	14.75	(21.02)	(4.36)
Dividends and distributions to shareholders:
Net investment income	(1.42)	(1.34)	(1.12)	(1.53)	(1.68)
Capital gains	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(1.42)	(1.34)	(1.12)	(1.53)	(1.70)
Net asset value, end of year	$53.04	$48.84	$42.89	$29.26	$51.81

TOTAL RETURN[2]	11.81%	17.37%	50.83%	(41.29)%	(7.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$243,985	$170,948	$132,971	$84,844	$88,071
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.03%	3.10%	3.01%	3.91%	2.89%
Portfolio turnover rate[4]	15%	6%	16%	23%	10%

WisdomTree Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$40.52	$35.12	$22.98	$47.81	$57.99
Investment operations:
Net investment income[1]	1.66	1.61	1.17	1.95	2.22
Net realized and unrealized gain (loss)	4.15	5.33	12.16	(24.80)	(10.19)
Total from investment operations	5.81	6.94	13.33	(22.85)	(7.97)
Dividends to shareholders:
Net investment income	(1.52)	(1.54)	(1.19)	(1.98)	(2.21)
Net asset value, end of year	$44.81	$40.52	$35.12	$22.98	$47.81

TOTAL RETURN[2]	14.66%	20.24%	58.47%	(49.06)%	(14.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$427,918	$178,273	$122,907	$101,091	$138,659
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.99%	4.25%	3.72%	5.59%	3.88%
Portfolio turnover rate[4]	22%	8%	25%	45%	19%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	61

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$50.13	$42.76	$26.74	$51.14	$59.69
Investment operations:
Net investment income[1]	2.06	1.81	1.60	1.81	2.10
Net realized and unrealized gain (loss)	4.31	7.25	16.01	(24.34)	(8.56)
Total from investment operations	6.37	9.06	17.61	(22.53)	(6.46)
Dividends to shareholders:
Net investment income	(1.69)	(1.69)	(1.59)	(1.87)	(2.09)
Net asset value, end of year	$54.81	$50.13	$42.76	$26.74	$51.14

TOTAL RETURN[2]	12.99%	21.68%	66.66%	(45.10)%	(11.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,268,812	$343,382	$190,277	$104,277	$166,205
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	4.05%	3.99%	4.32%	4.57%	3.57%
Portfolio turnover rate[4]	38%	5%	57%	53%	16%

WisdomTree LargeCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.31	$42.56	$29.86	$52.71	$57.97
Investment operations:
Net investment income[1]	1.45	1.33	1.10	1.51	1.60
Net realized and unrealized gain (loss)	4.59	5.68	12.69	(22.91)	(5.21)
Total from investment operations	6.04	7.01	13.79	(21.40)	(3.61)
Dividends to shareholders:
Net investment income	(1.37)	(1.26)	(1.09)	(1.45)	(1.65)
Net asset value, end of year	$52.98	$48.31	$42.56	$29.86	$52.71

TOTAL RETURN[2]	12.82%	16.83%	46.53%	(41.25)%	(6.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,205,215	$611,094	$412,809	$294,135	$308,379
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements/waivers	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.02%	3.04%	2.89%	3.78%	2.74%
Portfolio turnover rate[4]	14%	5%	17%	25%	8%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

62	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.01	$46.08	$26.80	$48.00	$58.02
Investment operations:
Net investment income[1]	1.47	1.53	1.29	1.63	1.88
Net realized and unrealized gain (loss)	2.17	7.79	19.22	(21.16)	(10.12)
Total from investment operations	3.64	9.32	20.51	(19.53)	(8.24)
Dividends to shareholders:
Net investment income	(1.40)	(1.39)	(1.23)	(1.67)	(1.78)
Net asset value, end of year	$56.25	$54.01	$46.08	$26.80	$48.00

TOTAL RETURN[2]	6.99%	20.60%	77.34%	(41.61)%	(14.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$345,963	$256,552	$122,121	$65,655	$91,198
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.81%	3.16%	3.34%	4.31%	3.38%
Portfolio turnover rate[4]	29%	10%	11%	43%	30%

WisdomTree SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$48.66	$42.39	$24.06	$46.31	$57.41
Investment operations:
Net investment income[1]	1.68	1.72	1.49	1.85	2.13
Net realized and unrealized gain (loss)	0.34	6.14	18.28	(22.26)	(11.10)
Total from investment operations	2.02	7.86	19.77	(20.41)	(8.97)
Dividends to shareholders:
Net investment income	(1.65)	(1.59)	(1.44)	(1.84)	(2.13)
Net asset value, end of year	$49.03	$48.66	$42.39	$24.06	$46.31

TOTAL RETURN[2]	4.50%	18.96%	83.27%	(45.27)%	(15.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$313,791	$248,171	$154,724	$73,369	$81,040
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements/waivers	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.69%	3.86%	4.21%	5.15%	3.97%
Portfolio turnover rate[4]	31%	11%	16%	65%	34%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	63

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$47.12	$41.56	$27.52	$45.32	$48.99
Investment operations:
Net investment income[1]	0.88	0.77	0.70	0.87	0.85
Net realized and unrealized gain (loss)	3.58	5.55	14.03	(17.87)	(3.56)
Total from investment operations	4.46	6.32	14.73	(17.00)	(2.71)
Dividends to shareholders:
Net investment income	(0.96)	(0.76)	(0.69)	(0.80)	(0.96)
Net asset value, end of year	$50.62	$47.12	$41.56	$27.52	$45.32

TOTAL RETURN[2]	9.74%	15.44%	53.82%	(37.86)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$43,026	$54,193	$47,789	$16,511	$15,861
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.90%	1.82%	1.92%	2.33%	1.76%
Portfolio turnover rate[4]	12%	9%	16%	23%	11%

WisdomTree Earnings 500 Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$45.59	$40.75	$27.77	$45.77	$48.85
Investment operations:
Net investment income[1]	0.88	0.77	0.68	0.91	0.94
Net realized and unrealized gain (loss)	3.84	4.84	12.98	(18.07)	(3.18)
Total from investment operations	4.72	5.61	13.66	(17.16)	(2.24)
Dividends to shareholders:
Net investment income	(0.89)	(0.77)	(0.68)	(0.84)	(0.84)
Net asset value, end of year	$49.42	$45.59	$40.75	$27.77	$45.77

TOTAL RETURN[2]	10.60%	13.99%	49.49%	(37.83)%	(4.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$69,187	$63,832	$77,422	$59,714	$54,927
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense reimbursements	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.98%	1.87%	1.95%	2.49%	1.93%
Portfolio turnover rate[4]	16%	12%	21%	21%	8%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

64	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$58.75	$47.22	$26.19	$42.08	$48.77
Investment operations:
Net investment income[1]	0.62	0.73	0.61	0.54	0.81
Net realized and unrealized gain (loss)	2.20	11.50	20.92	(15.88)	(6.90)
Total from investment operations	2.82	12.23	21.53	(15.34)	(6.09)
Dividends to shareholders:
Net investment income	(0.57)	(0.70)	(0.50)	(0.55)	(0.60)
Net asset value, end of year	$61.00	$58.75	$47.22	$26.19	$42.08

TOTAL RETURN[2]	4.92%	26.15%	82.49%	(36.73)%	(12.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$158,596	$105,745	$54,306	$14,406	$25,247
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.11%	1.45%	1.54%	1.49%	1.70%
Portfolio turnover rate[4]	38%	18%	19%	39%	45%

WisdomTree SmallCap Earnings Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.97	$44.33	$23.25	$38.96	$48.03
Investment operations:
Net investment income[1]	0.74	0.65	0.37	0.47	0.58
Net realized and unrealized gain (loss)	1.59	10.60	20.96	(15.64)	(9.17)
Total from investment operations	2.33	11.25	21.33	(15.17)	(8.59)
Dividends to shareholders:
Net investment income	(0.71)	(0.61)	(0.25)	(0.54)	(0.48)
Net asset value, end of year	$56.59	$54.97	$44.33	$23.25	$38.96

TOTAL RETURN[2]	4.39%	25.57%	91.88%	(39.31)%	(17.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$147,127	$134,672	$95,306	$13,948	$15,585
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.43%	1.37%	0.97%	1.49%	1.28%
Portfolio turnover rate[4]	41%	19%	16%	51%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	65

Financial Highlights

WisdomTree U.S. Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010**	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.02	$37.01	$24.24	$43.53	$49.06
Investment operations:
Net investment income[1]	0.75	0.49	0.65	0.86	1.03
Net realized and unrealized gain (loss)	1.26	6.04	12.75	(19.33)	(5.49)
Total from investment operations	2.01	6.53	13.40	(18.47)	(4.46)
Dividends to shareholders:
Net investment income	(0.72)	(0.52)	(0.63)	(0.82)	(1.07)
Net asset value, end of year	$44.31	$43.02	$37.01	$24.24	$43.53

TOTAL RETURN[2]	4.83%	17.86%	55.57%	(42.87)%	(9.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,015	$25,812	$35,164	$20,607	$23,940
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.84%	1.33%	2.01%	2.60%	2.10%
Portfolio turnover rate[4]	62%	6%	71%	54%	20%

WisdomTree LargeCap Growth Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period December 4, 2008* through March 31, 2009
Net asset value, beginning of period	$39.01	$34.59	$26.10	$25.28
Investment operations:
Net investment income[1]	0.58	0.26	0.49	0.09
Net realized and unrealized gain	1.97	4.41	9.22	0.81
Total from investment operations	2.55	4.67	9.71	0.90
Dividends and distributions to shareholders:
Net investment income	(0.64)	(0.25)	(0.46)	(0.08)
Capital gains	—	—	(0.76)	—
Total dividends and distributions to shareholders	(0.64)	(0.25)	(1.22)	(0.08)
Net asset value, end of period	$40.92	$39.01	$34.59	$26.10

TOTAL RETURN[2]	6.74%	13.57%	37.46%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,461	$25,357	$22,485	$9,136
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements	0.38%	0.38%	0.38%	0.38%[5]
Expenses, prior to expense reimbursements	0.38%	0.38%	0.38%	0.38%[5]
Net investment income	1.57%	0.73%	1.53%	1.26%[5]
Portfolio turnover rate[4]	104%	10%	44%	1%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized.

66	WisdomTree Trust Prospectus

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2012 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-003-0712

PROSPECTUS

July 30, 2012

as revised August 10, 2012

International Equity ETFs

WisdomTree Trust

WisdomTree International Equity ETFs*

Developed World ex-U.S.	Global/Global ex-U.S.

DEFA Fund (DWM)	Global Equity Income Fund (DEW)

DEFA Equity Income Fund (DTH)	Global Natural Resources Fund (GNAT)

International Hedged Equity Fund (HEDJ)	Global ex-U.S. Growth Fund (DNL)

International LargeCap Dividend Fund (DOL)	Global ex-U.S. Utilities Fund (DBU)

International MidCap Dividend Fund (DIM)	Global ex-U.S. Real Estate Fund (DRW)

International SmallCap Dividend Fund (DLS)	Asia Pacific ex-Japan Fund (AXJL)

International Dividend ex-Financials Fund (DOO)	Commodity Country Equity Fund (CCXE)

Europe SmallCap Dividend Fund (DFE)	Emerging/Frontier Markets

Japan Hedged Equity Fund (DXJ)	Emerging Markets Equity Income Fund (DEM)

Japan SmallCap Dividend Fund (DFJ)	Emerging Markets SmallCap Dividend Fund (DGS)

Australia Dividend Fund (AUSE)	Middle East Dividend Fund (GULF)

India Earnings Fund (EPI)

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except GULF is listed on NASDAQ).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Index is a fundamentally weighted Index that is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. Eligibility requirements for the WisdomTree DEFA Index include: (i) incorporation in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

2	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	3

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree DEFA Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 2.54%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2Q/2009
Lowest Return	(19.97)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

4	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree DEFA Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(9.28)%	(4.26)%	(0.09)%
Return After Taxes on Distributions	(10.58)%	(5.50)%	(1.28)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.97)%	(4.25)%	(0.75)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14)%	(4.72)%	(0.99)%
WisdomTree DEFA Index (reflects no deduction for fees, expenses or taxes)	(9.26)%	(3.83)%	0.37%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree DEFA Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Equity Income Index is a fundamentally weighted Index that is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index. The Index consists of companies incorporated in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. At the annual Index rebalance, companies within the WisdomTree DEFA Index with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree DEFA Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary,

6	WisdomTree Trust Prospectus

consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Australia and the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Trust Prospectus	7

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree DEFA Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 1.60%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2Q/2009
Lowest Return	(23.28)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

8	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree DEFA Equity Income Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(6.58)%	(5.35)%	(1.04)%
Return After Taxes on Distributions	(8.12)%	(6.98)%	(2.60)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.20)%	(5.36)%	(1.76)%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	(12.17)%	(6.33)%	(2.14)%
WisdomTree DEFA Equity Income Index (reflects no deduction for fees, expenses or taxes)	(6.80)%	(4.76)%	(0.31)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	9

WisdomTree International Hedged Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.58%
*	Expense information in the table has been restated to reflect current fees. On June 29, 2012, shareholders of the Fund approved a new Management Fee of 0.58%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA International Hedged Equity Index. The Fund attempts to invest substantially all of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the Index. Constituent stocks are of companies within the WisdomTree DEFA Index. Eligibility requirements for the WisdomTree DEFA Index include: (i) incorporation in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

10	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of non-U.S. currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. Dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged investment when the U.S. dollar is falling in value relative to foreign currencies.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs, or for other reasons, the Fund’s exposure to the currencies included in the Index may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

WisdomTree Trust Prospectus	11

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Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

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Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

12	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for the full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree DEFA International Hedged Equity Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 3.67%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.68%	3Q/2010
Lowest Return	(14.16)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree International Hedged Equity Fund	1 Year	Since Inception (12/31/2009)
Return Before Taxes Based on NAV	(9.30)%	(3.29)%
Return After Taxes on Distributions	(10.29)%	(4.44)%
Return After Taxes on Distributions and Sale of Fund Shares	(6.01)%	(3.41)%
MSCI EAFE Local Currency Index (reflects no deduction for fees, expenses or taxes)	(12.15)%	(4.05)%
WisdomTree DEFA International Hedged Equity Index (reflects no deduction for fees, expenses or taxes)	(9.06)%	(2.67)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since December 2009.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since December 2009.

WisdomTree Trust Prospectus	13

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since December 2009.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

14	WisdomTree Trust Prospectus

WisdomTree International Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector. The Index consists of companies outside the financial sector that are incorporated in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree DEFA Index as of the annual Index rebalance. Securities are weighted in the Index based on dividend yield. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, health care, industrials, information technology, materials, telecommunication services, and

WisdomTree Trust Prospectus	15

utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

16	WisdomTree Trust Prospectus

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree International Dividend Top 100 Fund, and tracked the performance of the WisdomTree International Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 29, 2012 was (0.25)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2Q/2009
Lowest Return	(24.86)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	17

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree International Dividend ex-Financials Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(6.46)%	(4.07)%	0.71%
Return After Taxes on Distributions	(7.85)%	(5.81)%	(0.97)%
Return After Taxes on Distributions and Sale of Fund Shares	(4.13)%	(4.41)%	(0.38)%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	(12.17)%	(6.33)%	(2.14)%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index** (reflects no deduction for fees, expenses or taxes)	(5.65)%	(3.63)%	1.26%
*	The Fund’s objective changed effective May 7, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend Top 100 Index. After May 7, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.
**	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

18	WisdomTree Trust Prospectus

WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International LargeCap Dividend Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The WisdomTree International LargeCap Dividend Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree DEFA Index, as of the annual Index rebalance. The Index consists of companies that are incorporated in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Trust Prospectus	19

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

20	WisdomTree Trust Prospectus

■

Large-Capitalization Investing. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 2.33%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2Q/2009
Lowest Return	(19.83)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	21

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree International LargeCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(7.90)%	(4.28)%	(0.29)%
Return After Taxes on Distributions	(9.27)%	(5.61)%	(1.57)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.07)%	(4.31)%	(0.96)%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14)%	(4.72)%	(0.99)%
WisdomTree International LargeCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(7.95)%	(4.01)%	0.04%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

22	WisdomTree Trust Prospectus

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International MidCap Dividend Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The Index consists of companies that are incorporated in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree DEFA Index, as of the annual Index rebalance, after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Trust Prospectus	23

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

24	WisdomTree Trust Prospectus

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 3.31%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2Q/2009
Lowest Return	(19.35)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	25

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree International MidCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(13.41)%	(3.78)%	0.92%
Return After Taxes on Distributions	(14.59)%	(5.05)%	(0.32)%
Return After Taxes on Distributions and Sale of Fund Shares	(8.63)%	(3.87)%	0.08%
MSCI EAFE Mid Cap Index (reflects no deduction for fees, expenses or taxes)	(14.09)%	(5.42)%	(1.22)%
WisdomTree International MidCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(13.73)%	(3.89)%	0.90%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

26	WisdomTree Trust Prospectus

WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International SmallCap Dividend Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index. The Index consists of companies that are incorporated in one of 16 developed European countries, Israel, Japan, Australia, New Zealand, Hong Kong or Singapore. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree DEFA Index, as of the annual Index rebalance, after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Trust Prospectus	27

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Japan.

28	WisdomTree Trust Prospectus

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 3.56%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2Q/2009
Lowest Return	(22.47)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus	29

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree International SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(12.15)%	(3.44)%	0.88%
Return After Taxes on Distributions	(13.28)%	(4.66)%	(0.30)%
Return After Taxes on Distributions and Sale of Fund Shares	(7.83)%	(3.59)%	0.06%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	(15.94)%	(3.89)%	(0.38)%
WisdomTree International SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(12.48)%	(3.04)%	1.21%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

30	WisdomTree Trust Prospectus

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index. The WisdomTree Europe SmallCap Dividend Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. Eligibility requirements for the WisdomTree Europe Dividend Index include: (i) incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual

WisdomTree Trust Prospectus	31

cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

32	WisdomTree Trust Prospectus

■

Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Europe SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 5.45%.

WisdomTree Trust Prospectus	33

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2Q/2009
Lowest Return	(31.16)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Europe SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(19.38)%	(7.45)%	(2.22)%
Return After Taxes on Distributions	(20.78)%	(9.35)%	(4.07)%
Return After Taxes on Distributions and Sale of Fund Shares	(12.40)%	(7.17)%	(2.87)%
MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)	(20.12)%	(5.39)%	(0.17)%
WisdomTree Europe SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(18.73)%	(7.32)%	(1.96)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

34	WisdomTree Trust Prospectus

WisdomTree Global Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Equity Income Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which is comprised of dividend-paying companies in the U.S., and developed and emerging markets throughout the world. As of the annual Index rebalance, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Trust Prospectus	35

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

36	WisdomTree Trust Prospectus

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Europe Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 3.11%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

WisdomTree Trust Prospectus	37

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Global Equity Income Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(2.86)%	(4.05)%	0.19%
Return After Taxes on Distributions	(4.38)%	(5.69)%	(1.39)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.83)%	(4.33)%	(0.76)%
MSCI Europe Value/MSCI AC World Spliced Index** (reflects no deduction for fees, expenses or taxes)	(7.35)%	(5.15)%	(0.57)%
WisdomTree Europe Equity Income/Global Equity Income Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(3.05)%	(3.85)%	0.53%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Equity Income Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.
**	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.
***	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

38	WisdomTree Trust Prospectus

WisdomTree Japan Hedged Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan Hedged Equity Index. The Fund attempts to invest substantially all of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. Constituent stocks are of companies within the WisdomTree Japan Dividend Index. Eligibility requirements include: (i) incorporation within Japan; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for the three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Trust Prospectus	39

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Japanese yen or in securities that provide exposure to Japanese yen. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are

40	WisdomTree Trust Prospectus

subject to a number of risks described elsewhere in the Fund’s prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	41

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

The Fund’s year-to-date total return as of June 29, 2012 was 5.09%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(16.31)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Japan Hedged Equity Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(15.22)%	(9.07)%	(6.71)%
Return After Taxes on Distributions	(15.88)%	(9.57)%	(7.19)%
Return After Taxes on Distributions and Sale of Fund Shares	(9.87)%	(7.71)%	(5.79)%
MSCI Japan/Japan Local Currency Spliced Index** (reflects no deduction for fees, expenses and taxes)	(18.73)%	(10.22)%	(7.86)%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index*** (reflects no deduction for fees, expenses and taxes)	(14.81)%	(9.01)%	(6.70)%
*	The Fund’s objective changed effective April 1, 2010. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index. After April 1, 2010, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index.
**	Reflects performance of the MSCI Japan Index through April 1, 2010 and the MSCI Japan Local Currency Index thereafter.
***	Reflects performance of the WisdomTree Japan Dividend Index through April 1, 2010 and the WisdomTree Japan Hedged Equity Index thereafter.

42	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	43

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small capitalization companies in Japan that have been included within the WisdomTree Japan Dividend Index. After the 300 largest companies have been removed from the WisdomTree Japan Dividend Index, the remaining companies are chosen for inclusion in the Index. Companies are weighted in the Index based on annual cash dividends paid. Eligibility requirements for the WisdomTree Japan Dividend Index include: (i) incorporation within Japan; (ii) $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary,

44	WisdomTree Trust Prospectus

consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Japanese yen or in securities that provide exposure to Japanese yen. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

WisdomTree Trust Prospectus	45

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 2.98%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

46	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Japan SmallCap Dividend Fund	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(3.32)%	(2.03)%	(1.91)%
Return After Taxes on Distributions	(4.04)%	(2.61)%	(2.44)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.16)%	(2.05)%	(1.92)%
MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	(3.89)%	(2.84)%	(3.13)%
WisdomTree Japan SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(1.13)%	(1.19)%	(1.19)%
Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	47

WisdomTree Global ex-U.S. Growth Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.59%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Growth Index is a fundamentally weighted index that is comprised of growth companies in the developed and emerging markets outside of the United States. Eligibility requirements include: (i) payment of at least $5 million in cash dividends in the annual cycle prior to the annual Index rebalance and (ii) year-over-year percentage changes in earnings per share, book value per share, sales per share and stock price (“growth metrics”). WisdomTree Investments, Inc. creates a “growth” score for each company based on the aforementioned growth metrics. The top 30% of companies with the highest growth scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

48	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Consumer Staples Investing. The Fund may invest in companies in the consumer staples sector. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

WisdomTree Trust Prospectus	49

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

The Fund’s year-to-date total return as of June 29, 2012 was 2.09%.

50	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.27%	3Q/2010
Lowest Return	(21.73)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Global ex-U.S. Growth Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(11.59)%	(1.59)%	1.08%
Return After Taxes on Distributions	(12.51)%	(2.50)%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	(7.50)%	(1.87)%	0.41%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index** (reflects no deduction for fees, expenses or taxes)	(14.21)%	(0.93)%	1.42%
WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(10.84)%	(1.13)%	1.56%
*	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Equity Income Index. After June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.
**	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Spliced Index thereafter.
***	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree Global ex-U.S. Growth Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	51

WisdomTree Asia Pacific ex-Japan Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	0.50%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Asia Pacific ex-Japan Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Asia Pacific ex-Japan Index is a fundamentally weighted Index that is comprised of dividend paying companies in the Asia Pacific ex-Japan region. The WisdomTree Asia Pacific ex-Japan Index is comprised of the 300 largest companies ranked by market capitalization that meet the following eligibility criteria. Eligibility requirements include: (i) incorporation within one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for the three months preceding the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

52	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Trust Prospectus	53

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Investment in the Asia Pacific Region. Because the Fund invests primarily in the securities of companies in the Asia Pacific region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value. The Fund currently invests a significant portion of its assets in companies organized in Australia and Hong Kong.

■

Investment in Australia. The Fund currently invests a significant portion of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

The Fund’s year-to-date total return as of June 29, 2012 was 6.09%.

54	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2Q/2009
Lowest Return	(24.05)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Asia Pacific ex-Japan Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(9.16)%	3.44%	7.66%
Return After Taxes on Distributions	(10.47)%	1.69%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	(5.94)%	1.84%	5.57%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index** (reflects no deduction for fees, expenses or taxes)	(15.07)%	2.12%	6.08%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(8.10)%	4.70%	9.01%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.
**	Reflects performance of the MSCI Pacific ex-Japan Index through June 17, 2011 and the MSCI AC Asia Pacific ex-Japan Index thereafter.
***	Reflects performance of the WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011 and the WisdomTree Asia Pacific ex-Japan Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	55

WisdomTree Australia Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Australia Dividend Index is a fundamentally weighted index that is comprised of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of $1.0 billion as of the annual Index rebalance. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization. Other eligibility criteria include: (i) payment of at least $5 million in cash dividends in the annual cycle prior to the annual Index rebalance and (ii) average daily dollar volume of at least $100,000 for three months preceding the annual Index rebalance. Weighting is by dividend yield. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary,

56	WisdomTree Trust Prospectus

consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Australian dollars or in securities that provide exposure to Australian dollars. Changes in currency exchange rates and the relative value of the Australian dollar will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Investment in Australia. Because the Fund invests primarily in the securities of companies in Australia, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Australia and to be more volatile than the performance of more geographically diversified funds. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund’s returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	57

■

Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

The Fund’s year-to-date total return as of June 29, 2012 was 1.80%.

58	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3Q/2009
Lowest Return	(27.00)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Australia Dividend Fund*	1 Year	5 Years	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(10.82)%	2.64%	6.85%
Return After Taxes on Distributions	(12.65)%	0.37%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	(6.98)%	0.85%	4.55%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index** (reflects no deduction for fees, expenses or taxes)	(10.11)%	1.61%	5.88%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(10.52)%	3.25%	7.52%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.
**	Reflects performance of the MSCI Pacific ex-Japan Value Index through June 17, 2011 and the MSCI Australia Index thereafter.
***	Reflects performance of the WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011 and the WisdomTree Australia Dividend Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	59

WisdomTree Emerging Markets Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets Equity Income Index is a fundamentally weighted index that is comprised of the highest dividend yielding stocks selected from the WisdomTree Emerging Markets Dividend Index. As of the annual Index rebalance, companies within the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree Emerging Markets Equity Income Index. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) incorporation within one of 18 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

60	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

WisdomTree Trust Prospectus	61

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Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Taiwan.

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Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 2.20%.

62	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2Q/2009
Lowest Return	(21.24)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Emerging Markets Equity Income Fund	1 Year	Since Inception (7/13/2007)
Return Before Taxes Based on NAV	(9.78)%	4.31%
Return After Taxes on Distributions	(11.12)%	2.83%
Return After Taxes on Distributions and Sale of Fund Shares	(6.34)%	2.76%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.42)%	(2.70)%
WisdomTree Emerging Markets Equity Income Index (reflects no deduction for fees, expenses or taxes)	(9.34)%	5.19%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	63

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.64%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that is comprised of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the WisdomTree Emerging Markets SmallCap Dividend Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index rebalance. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (ii) market capitalization of at least $200 million as of the Index rebalance; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Index rebalance; (iv) incorporation within one of 18 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary,

64	WisdomTree Trust Prospectus

India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	65

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Taiwan.

■

Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 6.08%.

66	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2Q/2009
Lowest Return	(22.02)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	Since Inception (10/30/2007)
Return Before Taxes Based on NAV	(20.58)%	(1.76)%
Return After Taxes on Distributions	(21.63)%	(3.00)%
Return After Taxes on Distributions and Sale of Fund Shares	(13.34)%	(2.24)%
MSCI Emerging Markets SmallCap Index (reflects no deduction for fees, expenses or taxes)	(27.18)%	(6.15)%
WisdomTree Emerging Markets SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	(19.90)%	(0.68)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	67

WisdomTree Middle East Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.88%
*	Expense information in the table has been restated to reflect current fees. On June 29, 2012, shareholders of the Fund approved a new Management Fee of 0.88%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock. Eligible companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Eligibility requirements include: (i) incorporation within Bahrain, Egypt, Kuwait, Jordan, Morocco, Oman, Qatar, or the United Arab Emirates; (ii) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $200 million as of the Index rebalance; (iv) average daily volume of at least $200,000 for each of the six months prior to the Index rebalance; and (v) trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The Middle East Dividend Index is weighted by cash dividends paid. If, at the time of the annual Index rebalance, any country has a weight of over 33% of the Index, the weight of such country shall be reduced to 25% at the annual Index rebalance. In response to market conditions, country weights may fluctuate above 33% between annual Index rebalance dates.

68	WisdomTree Trust Prospectus

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest a relatively large percentage of its assets in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

WisdomTree Trust Prospectus	69

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Investment in the Middle East Region. The Fund invests primarily in the securities of companies in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries. The Fund currently invests a significant portion of its assets in the securities of companies in the United Arab Emirates, Kuwait and Qatar.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

■

Telecommunications Investing. The Fund may invest in companies in the telecommunications industry. The telecommunications industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Middle East Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

70	WisdomTree Trust Prospectus

The Fund’s year-to-date total return as of June 29, 2012 was (1.42)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2Q/2009
Lowest Return	(11.85)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Middle East Dividend Fund	1 Year	Since Inception (7/16/2008)
Return Before Taxes Based on NAV	(8.44)%	(10.53)%
Return After Taxes on Distributions	(10.05)%	(11.69)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.42)%	(9.38)%
MSCI Arabian Markets ex-Saudi Arabia Index (reflects no deduction for fees, expenses or taxes)	(19.06)%	(16.28)%
WisdomTree Middle East Dividend Index (reflects no deduction for fees, expenses or taxes)	(8.34)%	(8.44)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since July 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since July 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since July 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

WisdomTree Trust Prospectus	71

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

72	WisdomTree Trust Prospectus

WisdomTree India Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.83%
*	Expense information in the table has been restated to reflect current fees. On August 8, 2012, shareholders of the Fund approved a new Management Fee of 0.83%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index rebalance. Eligibility requirements include: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the fiscal year prior to the Index rebalance; (iv) market capitalization of at least $200 million as of the Index rebalance; (v) trading of at least 250,000 shares per month for each of the six months prior to the Index rebalance; (vi) average daily dollar volume of at least $200,000 for each of the six months preceding the Index rebalance; and (vii) price to earnings ratio of at least 2 as of the Index rebalance.

WisdomTree Trust Prospectus	73

The initial weight of a component in the Index at the annual rebalance is based on reported net income in the most recent fiscal year prior to the annual Index rebalance. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in India rupees or in securities that provide exposure to Indian rupees. Changes in currency exchange rates and the relative value of the Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund invests primarily in companies organized in an emerging market nation. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated

74	WisdomTree Trust Prospectus

with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk (India). Because the Fund invests primarily in the securities of companies in a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-

WisdomTree Trust Prospectus	75

capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree India Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 29, 2012 was 9.02%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2Q/2009
Lowest Return	(20.38)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree India Earnings Fund	1 Year	Since Inception (2/22/2008)
Return Before Taxes Based on NAV	(40.60)%	(10.87)%
Return After Taxes on Distributions	(40.77)%	(11.08)%
Return After Taxes on Distributions and Sale of Fund Shares	(26.37)%	(9.09)%
MSCI India Index (reflects no deduction for fees, expenses or taxes)	(37.17)%	(10.10)%
WisdomTree India Earnings Index (reflects no deduction for fees, expenses or taxes)	(39.87)%	(9.52)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

76	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	77

WisdomTree Commodity Country Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Commodity Country Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Commodity Country Equity Index is a fundamentally weighted index that is comprised of dividend-paying companies from “commodity countries” selected from the WisdomTree Global Dividend Index. Commodity Countries are defined for these purposes as those countries whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). The WisdomTree Commodity Country Index is comprised of companies from the following eight commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia, and South Africa. Each country has an allocation of approximately 12.5% within the Index as of the annual Index rebalance. Companies are weighted within each country allocation based on annual cash dividends paid. A maximum of 20 companies are eligible to be included from any individual country. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary,

78	WisdomTree Trust Prospectus

consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Commodity Country Risk. The Fund invests primarily in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Trust Prospectus	79

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

80	WisdomTree Trust Prospectus

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

The Fund’s year-to-date total return as of June 29, 2012 was 3.98%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2Q/2009
Lowest Return	(33.31)%	3Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Commodity Country Equity Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	(10.31)%	2.55%	4.75%
Return After Taxes on Distributions	(11.32)%	1.52%	3.74%
Return After Taxes on Distributions and Sale of Fund Shares	(6.68)%	1.52%	3.44%
S&P Developed ex-U.S. BMI Materials Sector/MSCI AC World ex-USA Spliced Index** (reflects no deduction for fees, expenses or taxes)	(16.82)%	n/a	(2.89)%
WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(9.78)%	3.30%	5.56%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.
**	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund. Reflects performance of the S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011, and the MSCI AC World ex-USA Index thereafter.
***	Reflects performance of the WisdomTree International Basic Materials Sector Index through June 17, 2011, and the WisdomTree Commodity Country Equity Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

WisdomTree Trust Prospectus	81

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

82	WisdomTree Trust Prospectus

WisdomTree Global Natural Resources Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index is a fundamentally weighted index that is comprised of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization as of the annual Index rebalance, are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the Index rebalance. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer staples, energy,

WisdomTree Trust Prospectus	83

and materials. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign

84	WisdomTree Trust Prospectus

currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities of companies in the United States.

■

Global Natural Resources Investing. The Fund invests primarily in equity securities of companies in the natural resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

The Fund’s year-to-date total return as of June 29, 2012 was (4.05)%.

WisdomTree Trust Prospectus	85

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Global Natural Resources Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	(9.14)%	0.46%	2.21%
Return After Taxes on Distributions	(10.15)%	(0.84)%	0.93%
Return After Taxes on Distributions and Sale of Fund Shares	(5.90)%	(0.38)%	1.12%
S&P Developed ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index** (reflects no deduction for fees, expenses or taxes)	(10.95)%	n/a	(2.55)%
WisdomTree International Energy Sector/Global Natural Resources Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(7.87)%	0.76%	2.59%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.
**	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund. Reflects performance of the S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011 and the S&P Global Natural Resources Index thereafter.
***	Reflects performance of the WisdomTree International Energy Sector Index through June 17, 2011 and the WisdomTree Global Natural Resources Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

86	WisdomTree Trust Prospectus

WisdomTree Global ex-U.S. Utilities Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Utilities Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Utilities Index is comprised of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. Companies are selected from within the WisdomTree World ex-U.S. Index. Companies within the WisdomTree World ex-U.S. Index are ranked by market capitalization as of the annual Index rebalance. The 100 largest Utilities are included within the WisdomTree Global ex-U.S. Utilities Index. Weighting within the Index is based on dividend yield. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in the utilities sector. A sector is comprised of multiple industries. For example, the utilities sector is comprised of companies in, among others, the electric utilities, water utilities and gas utilities industries.

WisdomTree Trust Prospectus	87

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■

Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

88	WisdomTree Trust Prospectus

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

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Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Small-Capitalization Investing. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

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Utilities Investing. The Fund invests primarily in the utilities sector of the market and, as such, is particularly sensitive to risks to the utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

The Fund’s year-to-date total return as of June 29, 2012 was 0.48%.

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Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2009
Lowest Return	(21.69)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Global ex-U.S. Utilities Fund*	1 Year	5 Years	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	(8.01)%	(5.05)%	(2.43)%
Return After Taxes on Distributions	(9.29)%	(6.40)%	(3.77)%
Return After Taxes on Distributions and Sale of Fund Shares	(5.15)%	(4.93)%	(2.76)%
S&P Developed ex-U.S. BMI Utilities Sector Index** (reflects no deduction for fees, expenses or taxes)	(16.55)%	n/a	(2.95)%
WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index*** (reflects no deduction for fees, expenses or taxes)	(8.29)%	(4.98)%	(2.26)%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.
**	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund.
***	Reflects performance of the WisdomTree International Utilities Sector Index through June 17, 2011 and the WisdomTree Global ex-U.S. Utilities Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

90	WisdomTree Trust Prospectus

WisdomTree Global ex-U.S. Real Estate Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. Companies are selected from the WisdomTree World ex-U.S. Index. Requirements for eligibility within the WisdomTree World ex-U.S. Index include: (i) incorporation within Europe, Japan, Australia, New Zealand, Hong Kong, Singapore or Canada; (ii) payment of at least $5 million in cash dividends paid on common shares in the annual cycle prior to the annual Index rebalance; (iii) market capitalization of at least $100 million as of the Index rebalance; (iv) average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) trading of at least 250,000 shares for each of the six months preceding the Index rebalance.

Constituents will be among the following types of companies: real estate operating companies, real estate developing companies, or diversified REITs. The WisdomTree Global ex-U.S. Real Estate Index also includes companies that may be classified as Passive Foreign Investment Companies. Market capitalization must be greater than $1 billion and weighting is

WisdomTree Trust Prospectus	91

based on regular cash dividends paid. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define real estate companies. Real estate companies are comprised of companies in, among others, the diversified real estate activities, real estate development, real estate operating companies, retail REITs, diversified REITs, office REITs, and industrial REITs.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

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Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Financial Sector Risk. The Fund may invest a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

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Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

92	WisdomTree Trust Prospectus

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Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in Hong Kong and Australia.

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Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Real Estate Investing. The Fund invests primarily in the real estate sector, including investments in real estate investment trusts (“REITs”). REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

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Small-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

The Fund’s year-to-date total return as of June 29, 2012 was 14.53%.

WisdomTree Trust Prospectus	93

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2Q/2009
Lowest Return	(27.99)%	4Q/2008

This table compares the Fund’s Shares’ average annual total returns to those of the Dow Jones Wilshire ex-U.S. Real Estate Securities Index and the WisdomTree Global ex-U.S. Real Estate Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2011

WisdomTree Global ex-U.S. Real Estate Fund*	1 Year	Since Inception (6/5/2007)
Return Before Taxes Based on NAV	(13.60)%	(9.82)%
Return After Taxes on Distributions	(15.22)%	(12.01)%
Return After Taxes on Distributions and Sale of Fund Shares	(8.71)%	(9.20)%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	(14.09)%	(10.82)%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index** (reflects no deduction for fees, expenses or taxes)	(13.29)%	(9.64)%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.
**	Reflects performance of the WisdomTree International Real Estate Index through June 17, 2011 and the WisdomTree Global ex-U.S. Real Estate Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

94	WisdomTree Trust Prospectus

Additional Information About the Funds

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the table showing average annual total returns in the Summary section for each Fund.

■	The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

■	The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

■

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the US and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

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The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the US & Canada.

■	The MSCI EAFE Small Cap Index is comprised of small cap stocks in the MSCI EAFE Index.

■	The MSCI Europe Small Cap Index is comprised of small cap stocks in the MSCI Europe Index.

■	The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

■	The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

■	The MSCI AC World ex USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

■	The MSCI Japan Index is a subset of the MSCI EAFE Index and is comprised of the Japanese equity market.

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The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

■	The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

■	The MSCI Japan Value Index is comprised of Value stocks in the MSCI Japan Index.

■	The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

■	The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and is comprised of stocks in Australia, Hong Kong, Singapore, and New Zealand.

■	The MSCI Pacific ex-Japan Value Index is comprised of Value stocks in the MSCI Pacific ex-Japan Index.

■	The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

■	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets’ equity performance.

■	The MSCI Emerging Markets SmallCap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

■

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region.

■	The MSCI India Index is a market cap-weighted index that is designed to measure the performance of the Indian equity market.

■	S&P Developed ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index.

WisdomTree Trust Prospectus	95

■	S&P Developed ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index.

■	The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements.

■

Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market capitalization.

Additional Investment Objective, Strategy and Risk Information

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies.

All Funds. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Under normal circumstances, at least 95% of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its underlying Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Funds designated as “International” generally invest in developed markets outside the United States. Funds designated as “Global” generally invest in developed and emerging markets throughout the world, including the United States and other regions. WisdomTree Asset Management, Inc. expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

All Funds (except International Hedged Equity Fund and Japan Hedged Equity Fund). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

International Hedged Equity Fund and Japan Hedged Equity Fund. Each Fund employs strategies to “hedge” against fluctuations in the relative value of non-U.S. currencies included in its underlying Index against the U.S. dollar. Each Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

Each “Dividend Index” is weighted based on either the amount of cash dividends that companies in the Index pay or the dividend yield of the companies in the Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield.

The India Earnings Index weights companies based on earning in their fiscal year prior to the annual Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

The DEFA International Hedged Equity Index is designed to provide exposure to equity securities in Europe, Far East Asia and Australasia, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these regions. The Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The DEFA International Hedged Equity Index and the Japan Hedged Equity Index seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

96	WisdomTree Trust Prospectus

Additional Risk Information About the Funds. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult the Fund Summaries sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions, may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of a Fund, and may cause a Fund to decline in value.

Cash Redemption Risk

When a Fund’s investment strategy requires it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Currency Exchange Rate Risk

Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

International Hedged Equity Fund and Japan Hedged Equity Fund Only: Each of the Funds employs various strategies to minimize the impact of changes in the value of the non-U.S. currency or currencies included in its underlying Index against the U.S. dollar. However, these strategies may not be successful. In addition, a Fund may not be fully hedged at all times in order to minimize transaction costs or for other reasons.

Derivatives Investment Risk

Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts, currency swaps, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a

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derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Fiscal Policy Risk

Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of a Fund.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk

To the extent that a Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Commodity Country Risk

As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency or payment of dividends and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of a Fund that invests in emerging market securities to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause a Fund to decline in value.

Investments in Asia and the Pacific Region

While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause Fund shares to decline in value.

Investments in Australia

The economy of Australia is heavily dependent on the economies of Asian countries and the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole.

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Investments in Europe

Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The euro is the official currency of the European Union (EU). Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

Investments in Hong Kong

Investing in companies organized or traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Other risks associated with investing in Hong Kong may include, but are not limited to: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy and other political risks. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.

Investments in India

Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions and tax laws in India may impact the ability of a Fund to track its index.

Investments in Japan

Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole.

Investments in the Middle East

Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries.

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Investments in Taiwan

The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in the United Kingdom

The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries.

Investment Risk

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Market Risk

The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Market Capitalization Risk

Small-Capitalization Investing

The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Mid-Capitalization Investing

The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

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Large-Capitalization Investing

The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. A Fund may be subject to foreign ownership limitations imposed by certain countries and, as a result, may not be able to invest in the securities of such countries to the same extent as its underlying Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Non-Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

Sector Risk

Basic Materials Investing

The basic materials sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, swift fluctuations in supply and demand for basic materials, commodity price volatility, world economic growth, depletion of natural resources and energy conservation, technological progress, and government regulations, including international political and economic developments, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. As the demand for, or prices of, basic materials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, basic materials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Consumer Discretionary Investing

The consumer discretionary sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, worldwide demand, competition, consumers’ disposable income levels, propensity to spend and consumer preferences, social trends and marketing campaigns. Companies in the consumer discretionary sector have historically been characterized as relatively cyclical and therefore more volatile in times of change.

Consumer Staples Investing

The consumer staples sector consists of, for example, companies whose primary lines of business are food, beverage and other household items. This sector can be affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global economic conditions. Unlike the consumer discretionary sector, companies in the consumer staples sector have historically been characterized as non-cyclical in nature and therefore less volatile in times of change.

Energy Investing

The energy sector can be significantly affected by, among other things: worldwide economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices. As the demand for, or prices of, energy increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financial Sector Risk

The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the

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housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Industrial Investing

The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Natural Resources Investing

The natural resources sector can be significantly affected by risks including, but not limited to, commodity price volatility, worldwide economic growth, depletion of natural resources, energy conservation, technological progress, international political and economic developments, environmental issues, and tax and other governmental regulatory policies. As the demand for, or prices of, natural resources increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Real Estate Investing

REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject a Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. As the demand for, or prices of, real estate increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Telecommunications Investing

The telecommunications industry is characterized by increasing competition and regulation by various regulatory authorities. Challenges facing companies in the telecommunications sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand.

Utilities Investing

The utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The utilities sector also is typically sensitive to changes in interest rates. Any of these events could cause the utilities sector to underperform other sectors or the market as a whole and, thus, adversely affect a Fund’s investment performance.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV intra-day when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of the Funds. WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of the Adviser. The Adviser provides an investment program for each Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2012, the Funds paid advisory fees to the Adviser, as a percentage of net assets, in the following amounts:

Name of Fund	Management Fee
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
International Hedged Equity Fund	0.48%[1]
International Dividend ex-Financials Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Global Equity Income Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan SmallCap Dividend Fund	0.58%
Global ex-U.S. Growth Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%[1]
India Earnings Fund	0.68%[1]
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%

[1]

On June 29, 2012, shareholders of the International Hedged Equity Fund and Middle East Dividend Fund approved new advisory fees of 0.58% and 0.88%, respectively. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory fee of 0.83%. Like the other WisdomTree Funds, under the new fee arrangement, the Adviser is responsible for paying all Fund expenses except for certain enumerated expenses, such as distribution fees and extraordinary expenses. Prior to the respective shareholder approval date, the advisory fee was 0.48% for the International Hedged Equity Fund and 0.68% for the Middle East Dividend Fund and the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.58%, 0.88% and 0.88%, respectively.

Under the Investment Advisory Agreement for each Fund, the Adviser agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, the Adviser arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Adviser receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

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The Adviser is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017, and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2012, which covers the period from April 1, 2011 to March 31, 2012.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 29, 2012, Mellon Capital had assets under management totaling approximately $240 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2012.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have obtained an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each of the Funds without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. from San Francisco State University.

Mr. Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown obtained an M.B.A. from California State University at Hayward.

Mr. Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante graduated with a B.A. from Fairfield University.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Legal Proceedings

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, WisdomTree Asset Management, and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents because, for example, the factors used to select Fund assets include market capitalization and the price of the assets, and thus fall outside the scope of the asserted patents, which generally provide that selection of the assets to be used for creation of the index must be based upon factors that are sufficiently

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independent of market capitalization; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. For example, in support of the defenses that the asserted patents are invalid, the Trust intends to present evidence that as far back as the early 1990s, Robert Jones at Goldman Sachs managed an earnings weighted index fund. As another example, the Trust intends to present evidence that Dow Jones launched a dividend weighted stock index in 2003. These examples support the Trust’s view that the asserted patents are invalid at least because earlier publications and activities of investment professionals anticipated or made obvious plaintiff’s alleged inventions.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. Nevertheless, an adverse resolution could have a negative impact on the Trust and the Funds. For example, in the event of an unfavorable outcome the Trust may be required to pay ongoing license fees if WisdomTree Investments cannot change its indexes in a manner that does not infringe on the patents. This could increase the Funds’ expense ratios and have a negative impact on Fund performance. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

WisdomTree Trust Prospectus	105

Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

106	WisdomTree Trust Prospectus

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of short-term capital gain will be taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

WisdomTree Trust Prospectus	107

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each of the Funds consist of foreign stocks or securities, the Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash component received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year, and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Taxes on the WisdomTree India Earnings Fund

The WisdomTree India Earnings Fund (the “Fund”) invests in the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly-owned subsidiary organized in the Republic of Mauritius, which invests in Indian securities. The Portfolio is also advised by WisdomTree Asset Management and sub-advised by Mellon Capital. Taxation of the income earned by the Portfolio shall be as per the provisions of the tax treaty (“Treaty”) between India and Mauritius, in conjunction with the Indian Income Tax Act, 1961. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the Treaty’s applicability to entities such as the Fund. No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this Treaty or in its applicability to the Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by Fund shareholders. On March 16, 2012, the Indian Finance Minister proposed certain anti-avoidance rules by introducing a new Chapter X-A to the Indian Income Tax Act, 1961 which would include certain General Anti- Avoidance Rules (GAAR). As currently proposed, GAAR will apply to cases of “impermissible avoidance arrangements” where the main purpose, or

108	WisdomTree Trust Prospectus

one of the main purposes, of entering into such an arrangement is purely to obtain a tax benefit and where such arrangement satisfies one of a list of described abusive transactions. If an “impermissible avoidance arrangement” is found, then the arrangement may be disregarded, recharacterized or ignored for India tax purposes. It is currently unclear whether the proposed GAAR rules will be enacted, and if so, whether such rules will have an adverse effect on the Fund’s ability to benefit from the provisions of the Treaty and whether such adverse effect will be prospective or retroactive in its application. As a result, no assurances can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under the proposed GAAR. Any change in the provision of this Treaty or in its applicability to the Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by Fund shareholders.

Another proposal may have the effect of taxing the transfer of an asset, such as a share or interest in an offshore company or entity, if such share or interest derives, directly or indirectly, its value substantially from the assets located in India.

Thus, the proposed changes could apply Indian income tax to transactions by the Fund in shares of the Portfolio or in the Fund’s shares. Presently, it is unclear whether they will be enacted as proposed or if enacted, how extensively they will be applied by Indian tax authorities.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

WisdomTree Trust Prospectus	109

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

110	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$49.51	$46.13	$32.00	$63.02	$64.15
Investment operations:
Net investment income[1]	1.90	1.58	2.00	1.89	1.70
Net realized and unrealized gain (loss)	(4.99)	3.39	14.24	(31.04)	(1.92)
Total from investment operations	(3.09)	4.97	16.24	(29.15)	(0.22)
Dividends and distributions to shareholders:
Net investment income	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Capital gains	—	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(1.89)	(1.59)	(2.11)	(1.87)	(0.91)
Net asset value, end of year	$44.53	$49.51	$46.13	$32.00	$63.02

TOTAL RETURN[3]	(6.18)%	11.33%	51.43%	(46.61)%	(0.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$385,202	$457,997	$435,906	$302,385	$425,386
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.19%*	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.22%	3.50%	4.63%	4.01%	2.54%
Portfolio turnover rate[5]	27%	30%	97%	30%	10%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.82	$41.85	$28.43	$60.10	$63.62
Investment operations:
Net investment income[1]	1.90	1.75	1.56	2.45	2.20
Net realized and unrealized gain (loss)	(5.17)	2.01	13.44	(31.09)	(3.78)
Total from investment operations	(3.27)	3.76	15.00	(28.64)	(1.58)
Dividends to shareholders:
Net investment income	(1.91)	(1.79)	(1.58)	(3.03)	(1.94)
Net asset value, end of year	$38.64	$43.82	$41.85	$28.43	$60.10

TOTAL RETURN[3]	(7.45)%	9.74%	53.57%	(48.27)%	(2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$175,809	$131,454	$142,297	$88,123	$240,408
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.84%	4.39%	3.91%	5.27%	3.32%
Portfolio turnover rate[5]	32%	34%	36%	40%	16%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	111

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund			For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period			$47.61	$47.72	$46.92
Investment operations:
Net investment income[1]			1.73	1.43	0.29
Net realized and unrealized gain (loss)			(3.84)	(0.02)	0.64
Total from investment operations			(2.11)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income			(1.57)	(1.52)	(0.13)
Capital gains			—	—	0.00	[2]
Total dividends and distributions to shareholders			(1.57)	(1.52)	(0.13)
Net asset value, end of period			$43.93	$47.61	$47.72

TOTAL RETURN[3]			(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)			$21,963	$21,425	$9,545
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers			0.58%	0.58%	0.47	%**[4]
Expenses, prior to expense reimbursements/waivers			1.25%	1.65%	0.58%[4]
Net investment income			3.99%	3.11%	2.53%[4]
Portfolio turnover rate[6]			42%	38%	79%

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[7]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$46.85	$42.69	$28.46	$64.01	$66.37
Investment operations:
Net investment income[1]	1.74	1.83	1.50	2.93	2.29
Net realized and unrealized gain (loss)	(5.11)	4.21	14.24	(34.43)	(2.86)
Total from investment operations	(3.37)	6.04	15.74	(31.50)	(0.57)
Dividends to shareholders:
Net investment income	(1.84)	(1.88)	(1.51)	(4.05)	(1.79)
Net asset value, end of year	$41.64	$46.85	$42.69	$28.46	$64.01

TOTAL RETURN[3]	(7.24)%	14.93%	56.27%	(49.95)%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$355,992	$149,929	$164,338	$105,305	$390,485
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.20%	4.30%	3.81%	5.90%	3.28%
Portfolio turnover rate[6]	28%	52%	69%	55%	24%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

112	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$47.68	$45.34	$31.57	$61.86	$62.55
Investment operations:
Net investment income[1]	1.86	1.56	1.50	2.11	1.80
Net realized and unrealized gain (loss)	(4.75)	2.37	13.91	(29.98)	(1.11)
Total from investment operations	(2.89)	3.93	15.41	(27.87)	0.69
Dividends to shareholders:
Net investment income	(1.90)	(1.59)	(1.64)	(2.42)	(1.38)
Net asset value, end of year	$42.89	$47.68	$45.34	$31.57	$61.86

TOTAL RETURN[2]	(6.02)%	9.21%	49.56%	(45.57)%	0.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$167,253	$164,489	$149,624	$78,928	$154,658
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	4.34%	3.56%	3.54%	4.38%	2.69%
Portfolio turnover rate[4]	23%	22%	26%	30%	15%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$53.80	$48.69	$31.55	$62.60	$67.56
Investment operations:
Net investment income[1]	1.79	1.53	1.26	1.82	1.92
Net realized and unrealized gain (loss)	(5.69)	5.19	17.27	(30.64)	(4.95)
Total from investment operations	(3.90)	6.72	18.53	(28.82)	(3.03)
Dividends and distributions to shareholders:
Net investment income	(1.80)	(1.61)	(1.39)	(2.23)	(1.81)
Capital gains	—	—	—	—	(0.12)
Total dividends and distributions to shareholders	(1.80)	(1.61)	(1.39)	(2.23)	(1.93)
Net asset value, end of year	$48.10	$53.80	$48.69	$31.55	$62.60

TOTAL RETURN[2]	(7.21)%	14.38%	59.59%	(46.43)%	(4.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$105,823	$156,006	$146,069	$88,334	$219,104
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.69%	3.14%	2.88%	3.80%	2.76%
Portfolio turnover rate[4]	47%	40%	49%	32%	18%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	113

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$53.15	$46.98	$29.08	$61.11	$67.80
Investment operations:
Net investment income[1]	1.77	1.43	1.20	1.91	1.86
Net realized and unrealized gain (loss)	(3.66)	6.14	17.91	(31.83)	(7.08)
Total from investment operations	(1.89)	7.57	19.11	(29.92)	(5.22)
Dividends and distributions to shareholders:
Net investment income	(1.93)	(1.40)	(1.21)	(2.11)	(1.41)
Capital gains	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(1.93)	(1.40)	(1.21)	(2.11)	(1.47)
Net asset value, end of year	$49.33	$53.15	$46.98	$29.08	$61.11

TOTAL RETURN[2]	(3.41)%	16.64%	66.50%	(49.23)%	(7.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$424,264	$475,703	$429,870	$244,307	$482,761
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.65%	2.99%	2.87%	4.31%	2.71%
Portfolio turnover rate[4]	52%	55%	63%	43%	17%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$44.44	$37.62	$22.44	$58.47	$70.15
Investment operations:
Net investment income[1]	1.44	1.09	0.99	2.50	2.32
Net realized and unrealized gain (loss)	(5.74)	6.85	15.37	(35.53)	(9.78)
Total from investment operations	(4.30)	7.94	16.36	(33.03)	(7.46)
Dividends to shareholders:
Net investment income	(1.92)	(1.12)	(1.18)	(3.00)	(4.22)
Net asset value, end of year	$38.22	$44.44	$37.62	$22.44	$58.47

TOTAL RETURN[2]	(9.80)%	21.86%	74.18%	(56.75)%	(10.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$28,668	$28,889	$30,095	$13,467	$46,778
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.79%	2.81%	2.92%	6.03%	3.33%
Portfolio turnover rate[4]	58%	60%	55%	63%	22%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

114	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$44.66	$40.99	$26.84	$58.90	$63.15
Investment operations:
Net investment income[2]	1.86	1.52	2.07	2.32	2.16
Net realized and unrealized gain (loss)	(3.14)	3.63	14.28	(31.66)	(4.38)
Total from investment operations	(1.28)	5.15	16.35	(29.34)	(2.22)
Dividends and distributions to shareholders:
Net investment income	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Capital gains	—	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(1.88)	(1.48)	(2.20)	(2.72)	(2.03)
Net asset value, end of year	$41.50	$44.66	$40.99	$26.84	$58.90

TOTAL RETURN[4]	(2.70)%	13.12%	62.13%	(50.56)%	(3.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$91,304	$78,147	$43,042	$18,787	$47,122
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.26%*	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.53%	3.74%	5.49%	5.16%	3.32%
Portfolio turnover rate[6]	25%	35%	94%	47%	21%

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$36.94	$42.12	$32.02	$48.34	$57.00
Investment operations:
Net investment income[2]	0.81	1.79	0.73	0.57	0.64
Net realized and unrealized gain (loss)	(0.34)	(6.52)	9.89	(16.09)	(8.82)
Total from investment operations	0.47	(4.73)	10.62	(15.52)	(8.18)
Dividends to shareholders:
Net investment income	(0.75)	(0.45)	(0.52)	(0.80)	(0.48)
Net asset value, end of year	$36.66	$36.94	$42.12	$32.02	$48.34

TOTAL RETURN[4]	1.46%	(11.25)%	33.33%	(32.36)%	(14.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$606,707	$494,981	$54,751	$19,212	$29,004
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.41%	5.40%	1.72%	1.38%	1.17%
Portfolio turnover rate[6]	41%	28%	13%	11%	1%

*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	115

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$43.25	$41.54	$31.47	$44.29	$52.33
Investment operations:
Net investment income[1]	0.68	0.99	0.79	0.64	0.69
Net realized and unrealized gain (loss)	2.42	1.47	9.96	(12.97)	(8.12)
Total from investment operations	3.10	2.46	10.75	(12.33)	(7.43)
Dividends to shareholders:
Net investment income	(0.90)	(0.75)	(0.68)	(0.49)	(0.61)
Net asset value, end of year	$45.45	$43.25	$41.54	$31.47	$44.29

TOTAL RETURN[2]	7.36%	6.02%	34.37%	(27.98)%	(14.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$193,172	$235,685	$157,850	$66,078	$75,300
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	1.58%	2.51%	2.09%	1.68%	1.44%
Portfolio turnover rate[4]	36%	39%	45%	16%	3%

WisdomTree Global ex-U.S. Growth Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[5]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$54.94	$49.61	$35.41	$49.59	$59.42
Investment operations:
Net investment income[1]	1.39	1.41	1.11	0.75	0.65
Net realized and unrealized gain (loss)	(4.32)	5.22	14.94	(13.89)	(9.50)
Total from investment operations	(2.93)	6.63	16.05	(13.14)	(8.85)
Dividends to shareholders:
Net investment income	(1.31)	(1.30)	(1.85)	(1.04)	(0.98)
Net asset value, end of year	$50.70	$54.94	$49.61	$35.41	$49.59

TOTAL RETURN[2]	(5.20)%	13.67%	46.04%	(26.84)%	(14.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$55,774	$49,446	$24,805	$21,245	$29,754
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.57%[6]	0.58%[6]	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.73%	2.80%	2.54%	1.70%	1.18%
Portfolio turnover rate[4]	28%	68%	121%	47%	1%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

116	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia-Pacific ex-Japan Fund	For the Year Ended March 31, 2012[5]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$67.99	$61.40	$37.09	$73.00	$67.57
Investment operations:
Net investment income[1]	2.14	2.51	1.79	2.86	2.69
Net realized and unrealized gain (loss)	(3.85)	6.59	24.23	(34.08)	4.61
Total from investment operations	(1.71)	9.10	26.02	(31.22)	7.30
Dividends to shareholders:
Net investment income	(2.23)	(2.51)	(1.71)	(4.69)	(1.87)
Net asset value, end of year	$64.05	$67.99	$61.40	$37.09	$73.00

TOTAL RETURN[2]	(2.22)%	15.33%	70.97%	(42.77)%	(10.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$89,672	$88,388	$89,033	$37,086	$146,008
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.42%	4.05%	3.11%	4.76%	3.42%
Portfolio turnover rate[4]	60%	27%	18%	31%	12%

WisdomTree Australia Dividend Fund	For the Year Ended March 31, 2012[6]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$61.64	$57.24	$30.80	$63.30	$67.08
Investment operations:
Net investment income[1]	2.87	2.99	2.23	3.00	3.24
Net realized and unrealized gain (loss)	(5.48)	4.62	26.27	(31.22)	(3.40)
Total from investment operations	(2.61)	7.61	28.50	(28.22)	(0.16)
Dividends and distributions to shareholders:
Net investment income	(3.16)	(3.21)	(2.06)	(4.28)	(3.48)
Capitals gains	—	—	—	—	(0.14)
Total dividends and distributions to shareholders	(3.16)	(3.21)	(2.06)	(4.28)	(3.62)
Net asset value, end of year	$55.87	$61.64	$57.24	$30.80	$63.30

TOTAL RETURN[2]	(3.86)%	14.03%	93.79%	(44.42)%	(0.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$61,456	$80,137	$117,339	$21,559	$56,966
Ratio to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	5.18%	5.42%	4.25%	6.25%	4.42%
Portfolio turnover rate[4]	68%	46%	25%	55%	16%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[6]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

WisdomTree Trust Prospectus	117

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period	$60.51	$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]	2.25	1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)	(3.11)	8.55	21.00	(20.76)	0.51
Total from investment operations	(0.86)	10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income	(2.31)	(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period	$57.34	$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]	(1.03)%	20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,640,891	$1,325,257	$540,990	$177,355	$165,813
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Expenses, prior of expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Net investment income	4.12%	3.47%	3.26%	4.96%	3.18%[5]
Portfolio turnover rate[4]	37%	33%	44%	67%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$53.30	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.47	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	(5.31)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	(3.84)	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.66)	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$47.80	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	(6.88)%	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,022,868	$927,463	$342,754	$51,706	$52,742
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%[6]	0.63%[6]	0.63%[6]	0.63%	0.63%[5]
Expenses, prior to expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%	0.63%[5]
Net investment income	3.13%	2.68%	2.59%	4.98%	1.99%[5]
Portfolio turnover rate[4]	53%	35%	38%	64%	6%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Annualized.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

118	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund		For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period		$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]		0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)		(0.61)	0.49	3.68	(12.78)
Total from investment operations		0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income		(0.93)	(0.50)	(0.70)	—
Net asset value, end of period		$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]		1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)		$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers		0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers		1.83%	2.17%	1.30%	1.49%[3]
Net investment income		5.31%	4.33%	3.63%	2.86%[3]
Portfolio turnover rate[6]		37%	50%	96%	26%

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$24.87	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income[1]	0.19	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	(5.65)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	(5.46)	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.17)	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$19.24	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	(21.96)%	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$916,024	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements	0.76%[4]	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.82%	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.91%	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[6]	32%	38%	33%	42%	0%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	Annualized.

[4]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	119

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Commodity Country Equity Fund	For the Year Ended March 31, 2012[4]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$33.21	$28.90	$16.04	$35.96	$32.03
Investment operations:
Net investment income[1]	1.09	0.53	0.47	0.65	0.61
Net realized and unrealized gain (loss)	(1.76)	4.33	12.80	(19.29)	3.58
Total from investment operations	(0.67)	4.86	13.27	(18.64)	4.19
Dividends and distributions to shareholders:
Net investment income	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Capital gains	—	—	—	—	0.00 [2]
Total dividends and distributions to shareholders	(1.10)	(0.55)	(0.41)	(1.28)	(0.26)
Net asset value, end of year	$31.44	$33.21	$28.90	$16.04	$35.96

TOTAL RETURN[3]	(1.77)%	17.31%	83.44%	(52.10)%	13.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,439	$43,172	$49,137	$22,460	$93,507
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.52%	1.86%	1.91%	2.21%	1.62%
Portfolio turnover rate[6]	116%	35%	25%	53%	11%

WisdomTree Global Natural Resources Fund	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$29.86	$24.63	$18.61	$31.98	$28.55
Investment operations:
Net investment income[1]	0.93	0.72	0.80	1.01	0.79
Net realized and unrealized gain (loss)	(4.74)	5.19	6.07	(12.84)	3.18
Total from investment operations	(3.81)	5.91	6.87	(11.83)	3.97
Dividends and distributions to shareholders:
Net investment income	(0.89)	(0.68)	(0.85)	(1.54)	(0.53)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.89)	(0.68)	(0.85)	(1.54)	(0.54)
Net asset value, end of year	$25.16	$29.86	$24.63	$18.61	$31.98

TOTAL RETURN[3]	(12.70)%	24.74%	37.29%	(37.05)%	13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$31,452	$49,273	$45,569	$22,332	$57,562
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	3.54%	2.90%	3.36%	3.49%	2.43%
Portfolio turnover rate[6]	99%	32%	16%	38%	13%

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[4]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

120	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree International Equity ETFs

March 31, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Utilities Fund	For the Year Ended March 31, 2012[5]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008
Net asset value, beginning of year	$21.33	$21.46	$17.78	$32.73	$29.71
Investment operations:
Net investment income[1]	0.87	0.84	0.87	1.25	0.55
Net realized and unrealized gain (loss)	(2.45)	(0.06)	3.77	(14.74)	2.75
Total from investment operations	(1.58)	0.78	4.64	(13.49)	3.30
Dividends and distributions to shareholders:
Net investment income	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Capital gains	—	—	—	—	(0.00)[7]
Total dividends and distributions to shareholders	(0.85)	(0.91)	(0.96)	(1.46)	(0.28)
Net asset value, end of year	$18.90	$21.33	$21.46	$17.78	$32.73

TOTAL RETURN[2]	(7.41)%	4.27%	26.42%	(42.00)%	11.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$30,241	$37,335	$49,348	$28,455	$78,561
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	4.48%	4.22%	4.17%	4.53%	1.62%
Portfolio turnover rate[4]	66%	19%	17%	50%	13%

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 31, 2012[6]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$28.86	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[1]	1.15	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	(2.32)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	(1.17)	4.79	12.35	(24.11)	(8.10)
Dividends and distributions to shareholders:
Net investment income	(1.21)	(2.68)	(2.52)	(0.81)	(1.95)
Return of capital	(0.08)	—	—	—	—
Total dividends and distributions to shareholders	(1.29)	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$26.40	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[2]	(3.99)%	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$108,221	$122,670	$84,276	$40,619	$112,962
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[7]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[7]
Net investment income	4.36%	3.48%	3.76%	4.55%	3.17%[7]
Portfolio turnover rate[4]	43%	18%	19%	35%	15%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Utilities Fund thereafter.

[6]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[7]	Annualized.

WisdomTree Trust Prospectus	121

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2012 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree

Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-002-0712

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2011

AS LAST REVISED AUGUST 10, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for each of the following separate investment portfolios (each, a “Fund” and collectively, the “Funds”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE ALTERNATIVE FUNDS

WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”)	Ticker: WDTI
WisdomTree Global Real Return Fund (“Global Real Return Fund”)	Ticker: RRF

WISDOMTREE FIXED INCOME FUNDS

WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	Ticker: ELD
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	Ticker: ALD
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”) (Formerly, WisdomTree Dreyfus New Zealand Dollar Fund (BNZ))	Ticker: AUNZ
WisdomTree Euro Debt Fund (“Euro Debt Fund”) (Formerly, WisdomTree Dreyfus Euro Fund)	Ticker: EU

WISDOMTREE CURRENCY INCOME FUNDS

WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”)	Ticker: BZF
WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”)	Ticker: CYB
WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”)	Ticker: CCX
WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”)	Ticker: CEW
WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”)	Ticker: ICN
WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”)	Ticker: JYF
WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”)	Ticker: SZR

Principal U.S. Listing Exchange: NYSE Arca, Inc. (“NYSE Arca”)

The current Prospectus for each of the WisdomTree Fixed Income Funds and the WisdomTree Currency Income Funds is dated December 29, 2011, as last revised August 10, 2012, and the current Prospectus for each of the WisdomTree Alternative Funds is dated December 29, 2011, as revised June 11, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the period ended August 31, 2011 are incorporated into this SAI by reference to the Funds’ most recent Annual Report to Shareholders (File No. 811-21864). You may obtain a copy of the Funds’ Annual Report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as the investment sub-adviser to the Managed Futures Strategy Fund and Global Real Return Fund (each, an “Alternative Fund” and together, the “Alternative Funds”). Mellon Capital also serves as the investment sub-adviser to the Emerging Markets Local Debt Fund and Asia Local Debt Fund. The Dreyfus Corporation (“Dreyfus”) serves as the investment sub-adviser to the Australia & New Zealand Debt Fund and Euro Debt Fund (collectively, with the Emerging Markets Local Debt Fund and Asia Local Debt Fund, the “Fixed Income Funds”). Dreyfus also serves as the investment sub-adviser to each of the Brazilian Real Fund, Chinese Yuan Fund, Commodity Currency Fund, Emerging Currency Fund, Indian Rupee Fund, Japanese Yen Fund, and South African Rand Fund (each, a “Currency Income Fund” and together, the “Currency Income Funds”). Mellon Capital and Dreyfus may each be referred to throughout this SAI as a “Sub-Adviser” and together, as the “Sub-Advisers”. ALPS Distributors, Inc. (“Distributor”) is the distributor of the shares of each Fund.

The Funds are actively managed exchange traded funds (“ETFs”). Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares (“Creation Units”). Currently, Creation Units generally consist of 100,000 shares for each Fund (except for the Managed Futures Strategy Fund whose Creation Units generally consist of 200,000 shares), though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and has been licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and has been licensed for use by the Trust.

INVESTMENT STRATEGIES AND RISKS

The investment objectives and general investment policies of each Fund are described in each Fund’s Prospectus. Additional information concerning the Funds is set forth below. Portfolio turnover rates for each Fund are disclosed in each Fund’s Prospectus. There has been no significant variation in the portfolio turnover rates of any Fund over the two fiscal years ended August 31, 2010 and August 31, 2011.

PRINCIPAL INVESTMENT STRATEGIES

Alternative Funds

Managed Futures Strategy Fund

The Fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the Diversified Trends Indicator™ (the “Benchmark”). The Benchmark is a widely used indicator designed to capture the economic benefit derived from rising or declining price trends in the markets for commodity, currency and U.S. Treasury futures.

As a matter of general policy, the Fund will invest under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described in the Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

2

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Managed Futures Strategy Subsidiary”). The WisdomTree Managed Futures Strategy Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Managed Futures Strategy Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Managed Futures Strategy Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies, such as the Fund. Unlike the Fund, the WisdomTree Managed Futures Strategy Subsidiary is not an investment company registered under the 1940 Act, and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The WisdomTree Managed Futures Strategy Subsidiary, however, is required under its private letter ruling to invest in commodity-linked derivatives in a manner consistent with the limitations in Section 18(f) of the 1940 Act. Section 18(f) of the 1940 Act and related Securities and Exchange Commission (“SEC”) guidance limit the amount of leverage an investment company, and in this case the WisdomTree Managed Futures Strategy Subsidiary, can obtain. The WisdomTree Managed Futures Strategy Subsidiary is otherwise subject to the same general investment policies and investment restrictions as the Fund. Except as noted, references to the investment strategies of the Fund include the investment strategies of the WisdomTree Managed Futures Strategy Subsidiary. The WisdomTree Managed Futures Strategy Subsidiary is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.

Additional Description of the Benchmark. The Benchmark is a rules-based indicator designed to capture rising and falling price trends in the commodity, currency and U.S. Treasury markets through long and short positions on U.S. listed futures contracts. The Benchmark consists of U.S. listed futures contracts on 16 tangible commodities and eight financial futures. The 16 commodity futures contracts are: light crude oil, natural gas, RBOB gas, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. The eight financial futures contracts are: the Australian dollar, British pound, Canadian dollar, euro, Japanese yen, Swiss franc, U.S. Treasury notes and U.S. Treasury bonds. Each contract is sometimes referred to as a “Component” of the Benchmark.

Components that are similar in nature (such as gold and silver) are aggregated into “Sectors.” There are ten commodity Sectors in the Benchmark: Energy, Grains, Precious Metals, Industrial Metals, Livestock, Natural Gas, Coffee, Cocoa, Cotton, and Sugar. Each financial futures contract is considered to be its own Sector. As a result, there are eight financial Sectors in the Benchmark: the Australian dollar, British pound, Canadian dollar, euro, Japanese yen, Swiss franc, U.S. Treasury notes and U.S. Treasury bonds.

In order to capture both rising and falling price trends, each Sector in the Benchmark (other than the Energy Sector) is positioned as either “long” or “short” (the Energy Sector is positioned as either “long” or “flat” (i.e., no exposure)). This determination is made on a monthly basis using an algorithm that compares the Sector’s monthly return to the Sector’s recent weighted moving average returns. If the Sector’s returns are above its moving average returns, the Sector is positioned as “long” throughout the following month. If the Sector’s returns are below its moving average returns, the Sector is positioned as “short” throughout the following month (with the sole exception of the Energy Sector, which would be positioned as “flat”). All Components within a Sector are held in the same direction. The value of a Sector and the value of the Benchmark should increase if a long position increases in value or if a short position decreases in value. For example, if a Sector is long in the Benchmark and the value of its Components goes up intra-month, the return of the Sector (and therefore the Benchmark) should increase. If a Sector is short in the Benchmark, and the value of its Components goes down intra-month, the return of the Sector (and therefore the Benchmark) should increase.

The Energy Sector and its Components may never be positioned short within the Benchmark. The Benchmark’s methodology provides that, due to significant levels of continuous consumption, limited reserves and other factors, the Energy Sector can only be long or flat (i.e., no exposure) within the Benchmark. If the Energy Sector is flat then the weighting of the other Sectors and Components within the Benchmark is increased on a pro rata basis. As a result, when the Energy Sector is flat, financial futures will represent approximately 60% of the weight of the Benchmark and commodities will represent approximately 40% of the weight of the Benchmark. When the Energy Sector is long, financial futures and commodity futures each represent 50% of the weight of the Benchmark.

The Benchmark is weighted in one of two ways on a monthly basis. If the Energy Sector is long, the Benchmark is weighted evenly (i.e., 50/50) between commodity futures contracts and financial futures contracts. If the Energy Sector is flat, financial futures represent approximately 60% of the weight of the Benchmark and commodity futures represent approximately 40% of the Benchmark. At the beginning of each year, each Component and Sector has a “Base Weight” depending on whether the Energy Sector is long or flat. If the Energy Sector is flat, then the Base Weight of the other Sectors and Components within the Benchmark is increased on a pro rata basis. Commodity Sector weights are based on, but not exactly proportional to, historical world production levels. Commodity Sectors that have higher historical production levels are weighted higher in the Benchmark. Weightings of the financial futures Sectors are based on, but not directly proportional to, historical gross domestic product (“GDP”). Larger economic regions (i.e., Europe as measured by the euro) should get a higher weighting than smaller regions (i.e., Australia as measured by the Australian dollar).1

[1]

The Sector (and Component) Base Weights in the Benchmark when the Energy Sector is long are as follows: Energy 14.50% (light crude 8.50%, RBOB 3.0%, heating oil 3.0%); Grains 11.50% (soybeans 5.0%, corn 4.0%, wheat 2.50%); Precious Metals 5.25% (Gold 3.50%, Silver 1.75%); Industrial Metals 5.0% (copper 5.0%); Livestock 5.0% (live cattle 3.0%, lean hogs 2.0%); Natural Gas 4.25%; Coffee 1.5%; Cocoa 1.0%; Cotton 1.0%; Sugar 1.0%; euro 13.0%; Japanese yen 12.0%; U.S. Treasury Note 7.50%; U.S. Treasury Bond 7.50%; British pound 5.0%, Swiss franc 2.0%; Australian dollar 2.0%; and Canadian dollar 1.0%. The Sector (and Component) Base Weights in the Benchmark when the Energy Sector is flat are as follows: Energy 0% (light crude 0%, RBOB 0%, heating oil 0%); Grains 13.45% (soybeans 5.85%, corn 4.68%, wheat 2.92%); Precious Metals 6.14% (gold 4.09%, silver 2.05%); Industrial Metals 5.85% (copper 5.85%); Livestock 5.85% (live cattle 3.51%, lean hogs 2.34%); Natural Gas 4.97%; Coffee 1.75%; Cocoa 1.17%; Cotton 1.17%; Sugar 1.17%; euro 15.20%; Japanese yen 14.04%; U.S. Treasury Note 8.77%; U.S. Treasury Bond 8.77%; British pound 5.85%; Swiss franc 2.34%; Australian dollar 2.34%; and Canadian dollar 1.17%.

3

The weight of each Component and Sector in the Benchmark changes throughout each month based upon performance. At the end of each month, each Sector is reset back to its applicable Base Weight depending on whether the Energy Sector is long or flat. Within Sectors that have multiple Components, the weight of each Component relative to the others is allowed to fluctuate throughout the year and Component weights are reset back to their respective Base Weights only at year-end.

Global Real Return Fund

The Fund seeks to provide protection against inflation and to generate income. “Inflation” is defined as an increase in the general price level of goods and services over time. The Fund invests in a combination of inflation-linked securities and debt instruments from issuers in the United States, developed markets and emerging markets throughout the world. The Fund has targeted exposure to commodities, such as gold, and employs commodity strategies structured to provide returns that exceed inflation rates. The Fund is managed using a structured investment approach that considers, among other things, country and currency exposure, sector allocation, investment exposure and risk.

Investments in Inflation-Linked Bonds and Other Instruments. As noted above, the Fund invests in fixed income securities and other instruments linked to inflation rates in the U.S. and in developed and emerging market countries throughout the world. The Fund’s U.S. investments are focused on inflation-protected securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”), and floating-rate securities. Outside the United States, the Fund seeks broad-based exposure to both developed and emerging economies. The Fund focuses its investments outside the U.S. in countries that are leading exporters of commodities, such as Australia, Brazil, Canada, Chile, Mexico, and South Africa. In order to provide broad-based exposure across developed and emerging markets, the Fund also invests in issuers from countries such as France, Germany, Italy, Israel, Korea, Poland, Sweden, Turkey and the United Kingdom. This list may change from time to time based on market and other conditions. Country, sector and issuer exposure and risk are reviewed on an ongoing basis and the Fund’s portfolio is rebalanced quarterly. The Fund’s exposure to any single non-U.S. currency generally is limited to 10% of the Fund’s assets.

The Fund intends to focus its investments in inflation-linked bonds and other debt instruments issued by governments, government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks. The Fund may also invest up to 20% in debt securities issued by corporations. Inflation-linked bonds are structured to provide protection against inflation by preserving purchasing power. In a typical inflation-linked bond, the principal amount of the bond and the cash flow generated by the bond (i.e., interest) is adjusted upward in response to increases in inflation rates. The U.S. Consumer Price Index, or CPI, is a commonly used measure of U.S. inflation rates. Bonds tied to inflation rates outside the U.S. generally are linked to regional or country measures comparable to the CPI that measure inflation rates in non-U.S. markets. As inflation rises, upward adjustments to the principal amount or income paid on the bond increase the value of the bond and help preserve purchasing power in response to inflation. Conversely, some types of inflation-linked bonds may be adjusted downward in response to deflation (i.e., a decrease in the prices of goods and services over time).

The Fund may invest in floating- and variable-rate bonds. Floating- and variable-rate bonds are bonds that have a variable payment feature tied to a reference rate, such as the federal funds rate or the London Interbank Offering Rate (“LIBOR”). Floating- and variable-rate bonds generally are less sensitive to interest rate increases because when market rates rise, the payments made by such bonds increase. Conversely, a decrease in market interest rates will adversely affect the income received from such securities and may cause the value of such bonds to decrease.

The Fund may invest in derivatives, such as swaps, forward currency contracts and futures contracts designed to provide protection from changes in inflation rates. A total return swap is an agreement between two parties to exchange payments at a future date based on the return of a reference asset, such as a bond or equity index. An inflation-linked swap is an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to an inflation rate or value at a future date. An interest rate swap is a transaction in which two parties typically exchange payments based on the difference between a floating interest rate payment and a fixed interest rate payment. A cross-currency swap is an agreement to exchange one currency for another at a future date. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a

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specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed today (the futures price or the strike price) with delivery occurring at a specified future date. The Fund may also enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The average duration of the fixed income portion of the Fund’s portfolio will vary based on economic fundamentals and market conditions. During most scenarios, fixed income portfolio duration will not exceed 10 years. Duration is an important indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. While the Fund intends to invest a relatively large percentage of its assets in “investment grade” securities, the Fund also may invest in “non-investment grade” securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to higher potential risk of loss.

While inflation-linked securities offer protection against inflation, they are sensitive to changes in “real interest rates.” Real interest rates are interest rates that have been adjusted to remove the cost of inflation. Protracted increases in real interest rates would likely have a negative impact on the value of inflation-linked securities and the value of the Fund. The Fund may purchase or sell futures contracts on U.S. Treasury securities or other U.S. government or non-U.S. government (state, territory or local) obligations to help minimize this risk.

The Fund may invest a portion of its assets in fixed income securities that are not linked to inflation, such as U.S. government obligations. The Fund also may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents. A repurchase agreement is a transaction where a party purchases securities and simultaneously commits to resell them at an agreed-upon date at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the securities.

Investments in Commodities. The Fund intends to have targeted exposure to commodities and commodity strategies. The commodity exposure is diversified across a number of sectors (such as gold and other precious metals, energy, industrial metals, livestock, and agriculture) utilizing systematic, rules-based strategies. Within these strategies, the Fund may take or gain exposure to “long” or “short” positions in commodities and related investments. To be “long” means to hold or be exposed to a commodity or instrument with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a commodity or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a commodity or instrument that increases in value or a short position in a commodity or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a commodity or instrument that declines in value and a short position in a commodity or instrument that increases in value.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Global Real Return Subsidiary”). The WisdomTree Global Real Return Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Global Real Return Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Global Real Return Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to regulated investment companies, such as the Fund. Unlike the Fund, the WisdomTree Global Real Return Subsidiary is not an investment company registered under the 1940 Act, and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The WisdomTree Global Real Return Subsidiary, however, is required under its private letter ruling to invest in commodity-linked derivatives in a manner consistent with the limitations in Section 18(f) of the 1940 Act. Section 18(f) of the 1940 Act and related SEC guidance limit the amount of leverage an investment company, and in this case the WisdomTree Global Real Return Subsidiary, can obtain. The WisdomTree Global Real Return Subsidiary is otherwise subject to the same general investment policies and investment restrictions as the Fund. The WisdomTree Global Real Return Subsidiary intends to achieve exposure to commodities through investment in a combination of listed commodity futures, commodity index swaps and structured notes that provide commodity returns. A listed commodity future is a financial instrument in which a party agrees to pay a fixed price for a designated commodity at a specified future date. Listed commodity futures are traded at market prices on exchanges pursuant to terms common to all market participants. A commodity index swap is an agreement between two parties to exchange cash flows or returns (or differences in return) on a commodity index. A structured note is a debt instrument in which the return is tied to a reference asset or rate, such as a commodity or commodity index. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Global Real Return Subsidiary.

Other Investments. The Fund generally will not invest more than 30% of the value of its assets in or through derivative instruments. The Fund will not invest more than 35% of its assets in bonds, notes or other debt obligations, such as government or corporate bonds, denominated in U.S. or non-U.S. currencies of issuers in emerging markets. Under normal market conditions, the Fund generally will not invest more than 20% of its assets in corporate bonds (or derivatives based on such bonds). The Fund will invest only in corporate bonds that the Adviser or Sub-Adviser deems to be sufficiently liquid. The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if such bonds are sufficiently liquid (as determined by the Fund).

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Fixed Income Funds

Asia Local Debt Fund

The Fund seeks to achieve a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in Local Debt denominated in the currencies of a broad range of Asian countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations, denominated in local currencies of countries in Asia, as well as certain derivatives and other instruments described herein.

The Fund intends to focus its investments on bonds and other debt instruments issued by governments (national, state, and local), government agencies and instrumentalities, and government sponsored enterprises. The Fund also may invest in Local Debt issued by supranational organizations such as the European Investment Bank, Asian Development Bank, International Bank for Reconstruction and Development or International Finance Corporation, and development agencies supported by other national governments. The Fund may invest in corporate bonds economically tied to Asian countries. The Fund also may invest in inflation-linked fixed income securities denominated in Asian currencies.

The Fund intends to provide exposure to the developing/emerging market economies in Asia. Specifically, the Fund intends to invest in Local Debt primarily from South Korea, Indonesia, Malaysia, Singapore, Hong Kong, China, India, Thailand, Philippines, and Taiwan. The Fund is permitted to invest in developed market economies, such as Australia and New Zealand. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad country exposure within the region, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund intends to provide a broad-based exposure to Local Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they are considered “speculative” and generally are subject to higher potential risk of loss. The Fund expects that it will have 75% or more of its assets invested in investment grade securities, and no more than 25% of its assets invested in non-investment grade securities. The Fund will limit its exposure to speculative issuers and securities to no more than 15% of its assets. For these purposes, speculative securities are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management to be of comparable quality. However, this may change from time to time based on market conditions and the condition of specific issuers and securities.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between two and eight years generally would be considered “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending on market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

For purposes of the 80% investment policy described above, Local Debt includes investments in derivatives such as forward currency contracts, interest rate swaps, inflation-linked swaps, total return swaps and credit-linked notes. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in local currency debt. The Fund also may enter into repurchase agreements designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. The Fund will enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund does not use derivatives to enhance leverage. The Fund may invest in interest rate and other futures contracts listed for trading on exchanges in Asia. Assets not invested in Local Debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by Asian governments and government sponsored enterprises.

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The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 70% of its assets in “Fixed Income Securities.” Fixed Income Securities include debt instruments, such as bonds, notes and other obligations, denominated in Asian currencies or U.S. dollars; Fixed Income Securities do not include derivatives.

The Fund generally will not invest more than 30% of the value of its assets in or through derivative transactions. The Fund generally will not invest more than 20% of its assets in debt instruments denominated in U.S. dollars. Under normal market conditions, the Fund generally will not invest more than 20% of its assets in corporate bonds (or derivatives based on such bonds). The Fund will invest only in corporate bonds that the Adviser or Sub-Adviser deems to be sufficiently liquid. The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if such bonds are sufficiently liquid (as determined by the Fund).

Emerging Markets Local Debt Fund

The Emerging Markets Local Debt Fund seeks to achieve a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in Local Debt denominated in local currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein.

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. In general, emerging market countries are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by foreign investors. The Adviser and Sub-Adviser look at a variety of commonly used factors when determining whether a country is an “emerging” market. In general, the Adviser and Sub-Adviser consider a country to be an emerging market if:

(1)	it is either (a) classified by the World Bank in the lower middle or upper middle income designation for one of the past 3 years (i.e., per capita gross national product of less than U.S. $9,385), or (b) classified by the World Bank as high income in each of the last three years, but with a currency that has been primarily traded on a non-delivered basis by offshore investors (e.g., Korea and Taiwan);

(2)	the country’s debt market is considered relatively accessible by foreign investors in terms of capital flow and settlement considerations; and

(3)	the country has issued the equivalent of $5 billion in local currency sovereign debt.

The criteria used to evaluate whether a country is an “emerging market” will change from time to time based on economic and other events.

The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Eastern Europe, Africa and the Middle East. Within these regions, the Fund is likely to invest in countries such as: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are consistently monitored from a risk perspective and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

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The universe of emerging markets local currency debt currently includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they are considered “speculative” and generally are subject to higher potential risk of loss. The Fund generally does not expect to have more than 25% of its net assets invested in non-investment grade securities. The Fund will limit its exposure to speculative issuers and securities to no more than 15% of its assets. For these purposes, speculative securities are securities rated B or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management to be of comparable quality. However, this may change from time to time based on market conditions and the condition of specific issuers and securities. The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between two and eight years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration between two and eight years would generally be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term U.S. money market securities and forward currency contracts and swaps designed to provide exposure to securities denominated in the currencies in which the Fund invests.

For purposes of the Fund’s 80% investment policy described above, Local Debt includes investments in derivatives such as forward currency contracts, interest rate swaps, inflation-linked swaps, total return swaps and credit-linked notes. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in local currency debt. The Fund generally will not invest more than 5% of its assets in credit-linked notes. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. Local Debt includes fixed income securities that are denominated in a non-U.S. currency and settled in U.S. dollars. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by supranational organizations, international agencies and non-U.S. governments (state, territory or local governments) and agencies and regional development banks. Assets not invested in Local Debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund generally will not invest more than 30% of the value of its assets in or through derivative transactions. The Fund generally will not invest more than 20% of its assets in debt instruments denominated in U.S. dollars and issued by emerging market governments, government agencies, corporations, supranational issuers and regional development banks (or derivatives based on such instruments). Under normal market conditions, the Fund generally will not invest more than 20% of its assets in corporate bonds (or derivatives based on such bonds). The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if such bonds are sufficiently liquid (as determined by the Fund).

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Australia & New Zealand Debt Fund

The Australia & New Zealand Debt Fund seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in Debt Securities denominated in Australian or New Zealand dollars. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For purposes of this Fund, Debt Securities include fixed income securities, such as bonds, notes or other debt obligations, denominated in Australian or New Zealand dollars, as well as certain derivatives and other instruments described herein.

The Fund intends to focus its investments on bonds and other debt instruments denominated in Australian and New Zealand dollars issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, and other regional development banks.

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The Fund also may invest in Debt Securities of corporate issuers organized in Australia or New Zealand or that have economic ties to Australia or New Zealand, although this is not expected to be a focus of the Fund. The Fund will invest only in corporate bonds that the Adviser or Sub-Adviser deems to be sufficiently liquid. The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if (i) such bonds are sufficiently liquid (as determined by the Fund), (ii) such investment is consistent with the Fund’s goal of providing exposure to a broad range of Debt Securities denominated in Australian or New Zealand dollars, and (iii) such investment is deemed by the Adviser or Sub-Adviser to be in the best interest of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in Australia and New Zealand. The Fund uses a structured investment approach to allocate its investments between countries (Australia and New Zealand) and sectors (government debt, semi-government debt, supranational organizations). “Government debt” refers to Debt Securities issued by the Commonwealth of Australia or New Zealand and its various agencies, instrumentalities and government-sponsored enterprises. “Semi-government debt” refers to Debt Securities issued by the local, state and territory governments of Australia and New Zealand, typically to finance local infrastructure and operations. As noted, “supranational organizations” include entities such as the International Bank for Reconstruction and Development and other regional development banks. The Fund’s exposure to Australia and New Zealand is based on the relative gross domestic product, or “GDP,” of each country. Since Australia’s economy is much larger than New Zealand’s, the Fund’s exposure to Australia generally will be higher than its exposure to New Zealand. The Fund invests in three “sectors”: government debt, semi-government debt and debt of supranational organizations. For purposes of this sector analysis, corporate issuers are included within the category of supranational organizations. The Fund’s exposure to each sector is assessed relative to an equal-weighted baseline (e.g., 1/3 each). Sector exposures may be tilted within a narrow range around this baseline in order to take advantage of potential opportunities to enhance risk-adjusted return. The Fund’s exposures to each country, sector and individual issuer are monitored from a risk perspective. The percentage of the Fund’s assets invested in a specific country, sector or issuer may change, depending on market conditions, as agreed upon by the investment adviser and investment sub-adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “non-investment grade.” The Fund expects to have 75% or more of its assets invested in investment grade bonds, though this percentage may change from time to time in accordance with market conditions and the debt ratings assigned to countries and issuers. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss. The Fund will limit its exposure to speculative issuers and securities to no more than 10% of its assets. For these purposes, speculative securities are securities rated BB or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management to be of comparable quality. However, this may change from time to time based on market conditions and the conditions of specific issuers and securities.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between three and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between three and seven years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in local currencies.

For purposes of the 80% investment policy described above, Debt Securities also include investments in derivatives such as forward currency contracts, interest rate swaps, total return swaps and credit-linked notes. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in locally denominated debt. The Fund’s investments in credit-linked notes will be limited to notes providing exposure to Fixed Income Securities denominated in Australian or New Zealand dollars. The Fund’s overall investment in credit-linked notes will not exceed 25% of the Fund’s assets. Under normal circumstances, the Fund will invest no more than 20% of the value of the Fund’s net assets in derivative instruments. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

Assets not invested in locally denominated debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by the Australian or New Zealand government, government agencies, corporations, regional development banks and supranational issuers. The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund.

The Fund’s name and objective changed effective October 25, 2011. Prior to October 25, 2011, the investment objective and style of the former WisdomTree Dreyfus New Zealand Dollar Fund focused on short-term, New Zealand dollar-denominated money market instruments.

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Euro Debt Fund

The Euro Debt Fund seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in Debt Securities denominated in euros. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities consist of fixed income securities, such as bonds, notes or other debt obligations, denominated in euros, as well as certain derivatives and other instruments described herein.

The Fund intends to focus its investments on bonds and other debt instruments denominated in euros and issued by governments (national, state and local), government agencies and instrumentalities, government-sponsored enterprises and supranational organizations. For these purposes, “supranational organizations” include entities such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks.

The Fund also may invest in Debt Securities of corporate issuers organized in euro area countries or that have significant economic ties to euro area countries, although this is not expected to be a focus of the Fund. The Fund will invest only in corporate bonds that the Adviser or Sub-Adviser deems to be sufficiently liquid. The Fund’s investment in corporate bonds generally will be limited to bonds with $200 million or more par value outstanding and a significant volume traded (as determined by the Fund). The Fund may invest up to 5% of its assets in corporate bonds with less than $200 million par amount outstanding only if (i) such bonds are sufficiently liquid (as determined by the Fund), (ii) such investment is consistent with the Fund’s goal of providing exposure to a broad range of Debt Securities denominated in euros, and (iii) such investment is deemed by the Adviser or Sub-Adviser to be in the best interest of the Fund.

The Fund is designed to provide broad exposure to Debt Securities of issuers in euro area countries. The euro area is a group of 17 members of the European Union that have adopted the euro as their common currency. The euro area currently consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia, and Spain. The Fund’s exposure to the euro area countries is monitored from a risk perspective and may be modified, reduced or eliminated at any time. Initially, the Fund does not intend to invest in national, state or local debt of Ireland, Italy, Greece, Portugal, Spain, Estonia, Cyprus or Malta.

The Fund will seek to concentrate its investments in higher-quality Debt Securities of issuers within the region. This currently includes sizable positions in the sovereign debt of Germany and France with attempted balanced allocations to the sovereign debt of other euro area countries as well as supranational issuers. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The euro area countries in which the Fund invests and the percentage of Fund assets invested in a particular euro area country or issuer will change from time to time, depending on market conditions, as agreed upon by the Adviser and Sub-Adviser.

The universe of Debt Securities in which the Fund may invest includes securities that are rated “investment grade” as well as “noninvestment grade.” However, the Fund expects to have 75% or more of its assets invested in investment grade bonds, though this percentage may change from time to time in accordance with market conditions and the debt ratings assigned to countries and issuers. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss. The Fund will limit its exposure to speculative issuers and securities to no more than 10% of its assets. For these purposes, speculative securities are securities rated BB or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by WisdomTree Asset Management to be of comparable quality. However, this may change from time to time based on market conditions and the condition of specific issuers and securities.

The Fund attempts to limit interest rate risk by maintaining an aggregate portfolio duration of between three and seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with higher durations generally are subject to greater interest rate risk. An aggregate portfolio duration of between three and seven years generally would be considered to be “intermediate.” The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in euros.

For purposes of the 80% investment policy described above, Debt Securities includes investments in derivatives such as forward currency contracts, interest rate swaps, inflation-linked swaps, total return swaps and credit-linked notes. The Fund’s use of forward contracts and swaps will be underpinned by investments in short-term, high-quality U.S. money market securities and is designed to provide exposure similar to investments in euro-denominated debt. Under normal circumstances, the Fund will invest no more than 20% of the value of the Fund’s assets in derivative instruments. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

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Assets not invested in euro-denominated debt generally will be invested in investment grade U.S. government securities and money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by EU governments, government agencies, corporations, regional development banks and supranational issuers.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior written notice of any change to this policy for the Fund. In addition, under normal circumstances, the Fund will invest at least 80% of its assets in “Fixed Income Securities.” Fixed Income Securities include debt instruments, such as bonds, notes and other obligations, denominated in euros or U.S. dollars; Fixed Income Securities do not include derivatives.

The Fund’s name and objective changed effective October 19, 2011. Prior to October 19, 2011, the investment objective and style of the former WisdomTree Dreyfus Euro Fund focused on short-term, euro-denominated money market instruments.

Currency Income Funds

The Japanese Yen Fund seeks to (i) earn current income reflective of money market rates available to foreign investors in Japan, and (ii) maintain liquidity and preserve capital measured in Japanese yen. The Japanese Yen Fund intends to invest primarily in very short-term, investment grade money market securities denominated in Japanese yen. Eligible investments include short-term securities issued by the Japanese government (state, territory or local governments) and its agencies or instrumentalities that are denominated in yen, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations and mortgage-backed and asset-backed securities. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

Each of the Brazilian Real Fund, Chinese Yuan Fund, Indian Rupee Fund, and South African Rand Fund seeks to (i) achieve total returns reflective of money market rates available to foreign investors in the specified countries or regions, and (ii) provide exposure to changes in the value of a designated non-U.S. currency (or currencies) relative to the U.S. dollar. Because the market for money market securities in these countries generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, each of these Funds intends to achieve exposure to the non-U.S. market designated by its name by investing primarily in short-term U.S. money market securities and forward currency contracts and currency swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in a non-U.S. currency. Each of these Funds also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Commodity Currency Fund seeks to (i) achieve total returns reflective of money market rates available to foreign investors in selected commodity-producing countries, and (ii) provide exposure to changes in the value of a designated non-U.S. currency or currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. For example, Canada is commonly recognized as a leading producer and exporter of oil and natural gas. Increases in the price of oil and gas historically have had a positive influence on the value of the Canadian dollar relative to other currencies. Similarly, a significant portion of the economies of Australia and South Africa are tied to mining and production of industrial and precious metals, such as iron ore and gold. Increases in the prices of such metals historically have provided support to the value of the Australian dollar and South African rand relative to other currencies. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies. The Fund is designed to provide exposure to both the currencies and money market rates available to foreign investors in selected commodity-producing countries. The Fund intends to invest in commodity-producing countries such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia, and South Africa. This list may change based on market developments. In addition to seeking broad exposure across countries and currencies, the Fund intends to seek exposure across currencies correlated to each of the key commodity groups: industrial metals, precious metals, energy, agriculture and livestock. The Fund generally will invest only in currencies that “float” relative to other currencies. The value of a floating currency is largely determined by supply and demand and prevailing market rates. In contrast, the value of a “fixed” currency generally is set by a government or central bank at an official exchange rate. The Fund generally does not intend to invest in the currencies of notable commodity producers, such as Saudi Arabia and the United Arab Emirates, since they are fixed or otherwise closely linked to the U.S. dollar. The Fund will only invest in currencies that it deems to be sufficiently liquid and accessible.

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Because the market for money market securities in some of the countries above may be less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to selected commodity-producing countries available to U.S. investors by investing primarily in short-term U.S. money market securities and forward currency contracts and currency swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in each of the selected currencies. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Emerging Currency Fund seeks to (i ) achieve total returns reflective of money market rates available to foreign investors in selected emerging market countries, and (ii) provide exposure to changes in the value of designated non-U.S. currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. The Fund intends to invest in markets such as: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. This list may change based on market developments. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is selected on the annual assessment date each year (typically in July) and generally remains the same throughout the year. The selected currencies are equally weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 55% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the selected currencies. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

All Funds

As a matter of general policy, each Fixed Income Fund, Currency Income Fund and the Global Return Fund will invest under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performances are tied economically to the particular country, geographic region or basket of currencies suggested by the Fund’s name. As a matter of general policy, the Managed Futures Strategy Fund will invest under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures,” as described above. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with 60 days’ prior notice of any change to this policy for the Fund. A Fund’s investment in derivatives will be included in its net assets when determining whether a Fund satisfies the 80% test described above.

All U.S. money market securities acquired by the Funds will be rated in the upper two short-term ratings by at least two NRSROs or, if unrated, deemed to be of equivalent quality. A First Tier security is (i) a rated security that has received a short-term rating from the NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations

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indicating relative standing); (ii) an unrated security that is of comparable quality to a security, as determined by the Fund’s board of directors; (iii) a security issued by a registered investment company that is a money market fund; or (iv) a security issued by the U.S. government or any of its agencies or instrumentalities. A Second Tier security is a rated security that has received a short-term rating other than a first tier rating from an NRSRO for debt obligations (within which there may be sub-categories or gradations indicating relative standing) or is an unrated security that is of comparable quality. Each Fund intends to limit its overall exposure to Second Tier money market securities to 5% of total assets. Any security originally issued as a long-term obligation will be rated A or higher (or the equivalent) at the time of purchase by at least two NRSROs or, if unrated, deemed to be of equivalent quality.

Each Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M.

In addition to satisfying the above-referenced RIC diversification requirements, no portfolio security held by a Fund (other than U.S. government securities and non-U.S. government securities) will represent more than 30% of the weight of a Fund and the five highest weighted portfolio securities of a Fund (other than U.S. government securities and/or non-U.S. government securities) will not in the aggregate account for more than 65% of the weight of a Fund. For these purposes, a Fund may treat repurchase agreements collateralized by U.S. government securities or non-U.S. government securities as U.S. or non-U.S. government securities, as applicable.

Each Fund is considered “non-diversified,” as such term is used in the 1940 Act.

Weighted Average Portfolio Maturity. In order to reduce interest rate risk, each Currency Income Fund (with the exception of the Japanese Yen Fund) generally expects to maintain a weighted average portfolio maturity of 90 days or less (60 days or less for the Japanese Yen Fund) with respect to the money market securities in their respective portfolios. This may change from time to time. The “average weighted portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio adjusted by the dollar amount of such securities held by the Fund. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer average portfolio maturities generally are subject to greater interest rate risk. Each Currency Income Fund may engage in forward currency contracts and swap transactions. The use of such contracts and transactions may extend the weighted average maturity of such Fund’s entire portfolio beyond 90 days. In particular, the Chinese Yuan Fund currently intends to invest in forward currency contracts and swaps, generally with a weighted average term of up to 180 days. Such transactions increase a Fund’s exposure to interest rate risk.

GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. Each Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. A Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value. Fund shares may trade above or below their net asset value. An investor in a Fund could lose money over short or even long periods of time.

Although each Currency Income Fund invests in short-term U.S. and/or non-U.S. money market securities, the Currency Income Funds do not seek to maintain a constant NAV and are not traditional money market funds. Each Fixed Income Fund also invests in intermediate and long-term U.S. and/or non-U.S. money market securities. The price of the securities and other investments held by the Funds, and thus the value of a Fund’s portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events and other factors.

Each Fund is actively managed using proprietary investment strategies and processes. There can be no guarantees that these strategies and processes will produce the intended results. The Funds may not outperform other investment strategies over short- or long-term market cycles and the Funds may decline in value.

Investor perceptions may also impact the value of Fund investments and the value of an investment in Fund shares. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Issuer-specific conditions may also affect the value of a Fund investment. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. A Fund cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign fixed income and equity markets have been experiencing extreme volatility and turmoil. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

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Although all of the Funds attempt to invest in liquid securities and instruments, there can be no guarantees that a liquid market for such securities and instruments will be maintained. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio holdings are limited.

Authorized Participants should refer to the section herein entitled “Creation and Redemption of Creation Unit Aggregations” for additional information that may impact them.

BORROWING. Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. The Funds will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

CAPITAL CONTROL RISK. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Such controls are mainly applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange rate and deplete foreign exchange reserves. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls may impact the ability of a Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause a Fund to trade at prices materially different from its NAV. A Fund may change its creation or redemption procedures without notice in response to the imposition of capital controls. There can be no assurance a country in which a Fund invests will not impose a form of capital control to the possible detriment of a Fund and its shareholders.

CURRENCY EXCHANGE RATE RISK. Investments denominated in non-U.S. currencies and investments in securities or derivatives that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the U.S. dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar against other currencies is influenced by a variety of factors. These factors include national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of emerging or developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

FOREIGN SECURITIES RISK. Each Fund (except for the Managed Futures Strategy Fund) invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on

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days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, a Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Unit Aggregations” herein.

HIGH YIELD RISK. Each Fixed Income Fund and the Global Real Return Fund may invest a limited portion of its assets in securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Funds may lose their entire investment.

LACK OF DIVERSIFICATION. Although each Fund intends to invest in a variety of securities and instruments, the Funds are considered “non-diversified” as such term is used in the 1940 Act. Each Fund is considered to be “non-diversified” and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a RIC under Subchapter M of the Code. The Subchapter M diversification tests generally require that (i) a Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of a Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of a Fund’s taxable year.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s foreign currency gains as non-qualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

The Fund may also obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps, and structured notes. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. To the extent the Fund makes direct investments in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. High-quality instruments are typically those rated in the top two short- or long-term ratings categories by at least one Nationally Recognized Statistical Rating Organization or judged by the Adviser or Sub-Adviser to be of comparable quality.

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FIXED INCOME SECURITIES. Each Fund invests in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

U.S. GOVERNMENT SECURITIES. Each Fund may purchase short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Each Fixed Income Fund, the Managed Futures Strategy Fund, and the Global Real Return Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

NON-U.S. GOVERNMENT SECURITIES. Each Fund may invest in short-term securities issued or guaranteed by non-U.S. governments, agencies and instrumentalities. The Emerging Markets Local Debt Fund may also purchase intermediate and long-term obligations issued or guaranteed by non-U.S. governments, agencies and instrumentalities. Non-U.S. government securities include direct obligations, as well as obligations guaranteed by a foreign government including state, territory or local governments.

BANK DEPOSITS AND OBLIGATIONS. Each Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper is an unsecured short-term promissory note with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. The commercial paper purchased by the Currency Income Funds and Global Real Return Fund generally will be rated in the upper two short-term ratings by at least two NRSROs or, if unrated, deemed to be of equivalent quality by the Adviser or the Sub-Adviser. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In the event of such an occurrence, the Adviser or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund. The Currency Income Funds and Global Real Return Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Adviser or the Sub-Adviser. Commercial paper issues in which each Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

CORPORATE DEBT OBLIGATIONS. Each Fixed Income Fund and the Global Real Return Fund may invest in corporate debt obligations. The Currency Income Funds may invest in corporate debt obligations with less than 397 calendar days remaining to maturity. Corporate debt obligations are interest bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. The Currency Income Funds and the Global Real Return Fund will be limited to obligations rated at the time of purchase in the top three long-term rating categories by at least one NRSRO, or if unrated, deemed to be of equivalent quality. The Fixed

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Income Funds may invest in rated and unrated debt, subject to the credit quality restrictions set forth in the description of the Funds’ “Principal Investment Strategies” herein. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In the event of such an occurrence, WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund.

FLOATING AND ADJUSTABLE RATE NOTES. Each Fund may purchase floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. The Global Real Return Fund may invest a relatively large percentage of its assets in these instruments. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When the Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by each Fund may not be longer than 397 days (and therefore would be considered to be within each Fund’s general maturity restriction of 397 days). Given that most floating-rate securities reset their interest rates prior to their final maturity date, each Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Currency Income Fund, each Fixed Income Fund, and the Global Real Return Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are secured (or backed) by pools of commercial or residential mortgages. Asset-backed securities are secured (or backed) by other types of assets, such as automobile loans, installment sale contracts, credit card receivables or other similar assets. Mortgage-backed and asset-backed securities are issued by entities such as Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation, commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. Investing in mortgage-backed and asset-backed securities is subject to credit risk and interest rate risk. They are also subject to the risk of prepayment, which can change the nature and extent of the Fund’s interest rate risk. The market for mortgage-backed securities may not be liquid under all interest rate scenarios, which may prevent the Fund from selling such securities held in its portfolio at times or prices that it desires.

MORTGAGE “DOLLAR ROLL” TRANSACTIONS. The Global Real Return Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. The Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

INFLATION-LINKED BONDS. The Global Real Return Fund currently invests a relatively large percentage of its assets in inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. However, the current market value of the bonds is not guaranteed, and will fluctuate with market conditions. Investments in other inflation-linked bonds may not provide a similar guarantee and the principal amount repaid could be less than the original principal if inflation falls over the period.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rise in inflation exceeds the rise in nominal rates, real rates are likely to decline, leading to an increase in the market value of the bonds. Conversely, if the rise in nominal interest rates outpaces the pickup in the rate of inflation, real interest might rise, generating a decline in the market value of the inflation-linked security.

The periodic adjustment of U.S. inflation-indexed bonds generally is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable country or regional inflation measure calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

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Inflation-linked bonds held by the Fund may experience an increase in original issue value due to inflation-linked adjustments. The inflation-linked growth in the value of these bonds may be reflected in the Fund’s gross income. While inflation-adjusted growth does not result in cash payments to the Fund, the Fund may be required to make distributions to shareholders for any increase in value in excess of the cash actually received by the Fund during the taxable year. The Fund may be required to sell portfolio securities to make these distribution payments. This may lead to higher transaction costs, losses from sale during unfavorable market conditions and higher capital gains taxes. If deflation-linked adjustments decrease the value of inflation-linked bonds held by the Fund, income distributions previously made by the Fund during the taxable year may be deemed a return of capital.

SUPRANATIONAL SECURITIES. Each Fund may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

SOVEREIGN DEBT OBLIGATIONS. Each Fund may invest in sovereign debt obligations. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. The Brazilian Real Fund, Chinese Yuan Fund, Commodity Currency Fund, Emerging Currency Fund, Indian Rupee Fund, South African Rand Fund, and Alternative Funds will likely have a greater portion of their assets invested through derivative instruments than the other Funds. The Emerging Markets Local Debt Fund and the Asia Local Debt Fund expect that no more than 30% of the value of their respective net assets will be invested in derivative instruments. Each of the Australia & New Zealand Debt Fund and the Euro Debt Fund, under normal circumstances, will invest no more than 20% of the value of its net assets in derivative instruments. The Japanese Yen Fund does not intend to use derivatives to a significant extent, though it reserves the right to do so. The Funds will not use derivatives to increase leverage and investments in derivatives will be fully collateralized.

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include listed futures contracts, forward currency contracts, non-deliverable forward currency contracts, currency, interest rate and total return swaps, currency options, futures contracts, options on futures contracts, swap agreements and credit-linked notes.

With respect to certain kinds of derivative transactions entered into by the Funds that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of “cash settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future.

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The Managed Futures Strategy Fund intends to use listed futures contracts, forward currency contracts and swaps as a significant part of its investment strategy. To the extent the Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Global Real Return Fund and Managed Futures Strategy Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” or “CPO” in accordance with Rule 4.5 of the CEA so that each Fund is not subject to registration or regulation as a CPO under the CEA. The WisdomTree Global Real Return Subsidiary and the WisdomTree Managed Futures Strategy Subsidiary also have filed a notice of eligibility for exclusion from the definition of CPO in accordance with Rule 4.13(a)(4) of the CEA so that it too is not subject to registration or regulation as a CPO under the CEA.

Structured Notes. Each Alternative Fund may invest in notes, sometimes called “structured notes,” linked to the performance of commodities or commodity indexes. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of commodities markets without investing directly in the underlying physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Structured notes may be used to enhance leverage. Leverage is a technique used to multiply gains or losses. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses. The Fund may not invest more than 30% of its assets in swap transactions and structured notes.

Credit-Linked Notes. Each Fund may invest in credit-linked notes. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in bonds or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the Fund will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate is generally less than the Fund’s initial investment and the Fund may lose money.

Foreign Currency Transactions. Each Fund may engage in foreign currency transactions. Each Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers’ acceptances denominated in a specified non-U.S. currency. Each Fund may enter into foreign currency exchange transactions. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward currency contracts to purchase or sell foreign currencies or forward currency swaps to exchange cash flows based on the notional difference among two or more currencies.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If a Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose. The Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Each Fund may buy or sell government bonds, commercial paper, corporate debt obligations, notes and other fixed income securities denominated in currencies other than the U.S. dollar. Any security or instrument denominated in a currency other than the U.S. dollar is subject to foreign currency risk.

Forward Currency Contracts. Each Fund may enter into forward currency contracts. A forward currency contract is a privately negotiated contract to purchase or sell a specific currency at a future date (usually less than one year) at a price set at the time of the contract. These contracts generally are traded directly between currency traders (usually large commercial banks) and their customers. Each Fund may enter into forward currency contracts in order to “lock in” the exchange rate between the currency it

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will deliver and the currency it will receive for the duration of the contract. The settlement of the contracts may occur with the physical delivery of a specified amount of currency equivalent to the market value of the contract. This is sometimes referred to as a “deliverable” forward contract. A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make periodic payments to another party, or counterparty, based on the change in market value or level of a specified currency. In return, the counterparty agrees to make periodic payments to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive. Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market securities in an attempt to obtain an investment result that is similar to a direct investment in a foreign currency-denominated instrument. This investment technique, if successful, creates a “synthetic” position in the particular foreign currency instrument the Fund is trying to duplicate. Forward contracts are subject to the risk that the counterparty will default on its obligations.

Futures Contracts and Options on Futures Contracts. Each Fund may use futures contracts and related options: (i) to attempt to gain exposure to foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index.

Futures Contracts. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date. Each Fund’s investments in listed futures contracts will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. Each Fund may take long or short positions in listed futures contracts.

Each Fund may transact in listed currency futures contracts and listed U.S. Treasury futures contracts. The Alternative Funds also may transact in listed commodity futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and marked-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with a Fund’s use of futures contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

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Risks Associated with Commodity Futures Contracts. There are additional risks associated with transactions in commodity futures that are not applicable to other types of futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contracts may change proportionately. The Fund intends to “roll out” of futures contracts prior to settlement and does not intend to deliver or accept physical commodities upon settlement of such transactions.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Options Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts, though the Managed Futures Strategy Fund does not intend to do so. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Each Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When a Fund purchases or sells an options contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the options contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

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There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps, currency swaps, commodity index swaps, inflation-linked swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the euro). Commodity index swaps and total return swaps involve the exchange of payments based on the value of an index or return on an underlying reference asset. Inflation-linked swaps are typically an agreement between two parties to exchange payments at a future date based on the difference between a fixed payment and a payment linked to the inflation rate at future date. Swaps agreements can be structured to provide for periodic payments over the term of the swap contract or a single payment at maturity (also known as a “bullet swap”). Swap agreements may be used to hedge or achieve exposure to, for example, commodities, currencies, and interest rates without actually purchasing such commodities, currencies or securities. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price. Swaps may be used to enhance leverage. Leverage is a technique used to multiply gains or losses. A Fund may not invest more than 30% of its assets in swap transactions and structured notes. When a Fund purchases or sells a swap contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the swap contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Currency, Interest Rate and Total Return Swaps. Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the non-U.S. currencies). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund will use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

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SHORT SALE TRANSACTIONS. Each Fund may engage in “short sale” transactions. A short sale involves the sale by a Fund of a listed futures contract, security or commodity that it does not own at a specified price on a future date. A Fund entering into a short sale transaction would generally expect the trading price of the subject listed futures contract, security or commodity to be lower on the specified future date than the price at which it agreed to sell the security or commodity. The Fund would hope to acquire the listed futures contract, security or commodity at a lower price on such date, thereby realizing a gain equal to the difference in the acquisition price and the sale price (less any costs). The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the listed futures contract, security, commodity or derivative subject to a short sale transaction increases during the period covered by the contract, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered (plus any costs). Because it requires little or no money to enter into a short sale transaction, a Fund could potentially lose more money than the actual cost of entering into the transaction.

Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. Each Fund engaging in short sale transactions may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. A Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. Each Fund is required to segregate cash and other assets on its books to cover its short sale obligations. This means that such cash and other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

INVESTMENT IN THE WISDOMTREE SUBSIDIARIES. The Global Real Return Fund and the Managed Futures Strategy Fund intend to achieve commodity exposure through investment in the WisdomTree Global Real Return Subsidiary and WisdomTree Managed Futures Strategy Subsidiary, respectively (each a “WisdomTree Subsidiary” and together, the “WisdomTree Subsidiaries”). Each Fund’s investment in its WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Each WisdomTree Subsidiary may invest in commodity-linked derivatives including futures, forwards, option and swap contracts, notes, and other investments intended to serve as margin or collateral or otherwise support the WisdomTree Subsidiary’s derivatives positions. The WisdomTree Subsidiaries are not registered under the 1940 Act. Each Fund, as the sole shareholder of its respective WisdomTree Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because each Fund wholly owns and controls its respective WisdomTree Subsidiary, and the Funds and WisdomTree Subsidiaries are managed by the Adviser and Sub-Adviser together, it is unlikely that the WisdomTree Subsidiaries will take action contrary to the interests of the Funds or the Funds’ shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its respective WisdomTree Subsidiary, and the Fund’s role as the sole shareholder of its respective WisdomTree Subsidiary.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the WisdomTree Subsidiaries are organized, respectively, could result in the inability of the Funds and/or the WisdomTree Subsidiaries to operate as described in this SAI and could negatively affect the Funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the WisdomTree Subsidiaries. If Cayman Islands law changes such that the WisdomTree Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Because they are collateralized by securities, including mortgage-backed securities, repurchase agreements are subject to market and credit risk. As discussed herein, a Fund may not invest more than 10% of its net assets in illiquid securities. A repurchase agreement maturing in more than seven days may be considered an illiquid security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds and Underlying ETFs). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Each Fund may purchase or otherwise invest in shares of affiliated ETFs. Each Fund may invest in affiliated money market funds and Underlying ETFs.

ILLIQUID SECURITIES. Although the Funds do not intend to do so, as a matter of policy, each Fund may invest up to an aggregate amount of 10% (15% for the Australia & New Zealand Debt Fund, Euro Debt Fund, and each of the Alternative Funds) of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% (15% for the Australia & New Zealand Debt Fund, Euro Debt Fund, and Alternative Funds) of its assets invested in illiquid or not readily marketable securities.

FINANCIAL SECTOR INVESTMENTS. Each Fund may engage in transactions with or invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate-related companies. There can be no guarantee that these strategies may be successful. A Fund may lose money as a result of defaults or downgrades within the financial sector.

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Events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt obligations. Issuers that have exposure to real estate, mortgage and credit markets have been particularly affected. It is uncertain whether or how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Funds will not be required to divest their holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

NON-U.S. SECURITIES. The Funds invest a significant portion of their assets in non-U.S. securities and, in the case of the Alternative Funds, instruments that provide exposure to such securities or instruments. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Asia. The Asia Local Debt Fund may invest in fixed income securities issued by governments of Asian countries and/or corporations economically tied to Asia. The Emerging Markets Local Debt Fund may invest in fixed income securities issued by governments, government agencies and corporations in Asia. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market securities denominated in currencies of countries in Asia. Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include military threats in Korea and Taiwan, the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have an unpredictable effect on economic and securities market conditions in the region.

The economies of many Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China, and the European Union. The recent global economic crisis has impacted Asia, significantly lowering its exports and foreign investments, which are driving forces of its economic growth. Current economic conditions are also significantly affecting consumer confidence and local stock markets.

In addition to general risks affecting Asian countries, certain Asian countries, including China, Hong Kong, and Taiwan, are subject to additional risks that are based on each country’s history, economy and geography. Certain risks associated with investments in these countries are discussed below.

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Investments in Australia. The Asia Local Debt Fund, Australia & New Zealand Debt Fund, and Commodity Currency Fund may invest in securities denominated in Australian dollars and/or investments designed to provide exposure to Australian dollars and money market rates. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. The Brazilian Real Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in Brazilian real and/or investments designed to provide exposure to Brazilian currency and money market rates. The Emerging Currency Fund and the Commodity Currency Fund may also pursue this investment objective to a lesser extent as part of their overall investment strategies. The Emerging Markets Local Debt Fund may invest in fixed income securities issued by the Brazilian government and/or corporations domiciled in Brazil. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Brazil. Investing in Brazil involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government, including: (i) investment and repatriation controls, which could affect a Fund’s ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian real and the U.S. dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy, (v) high rates of inflation, (vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. The Commodity Currency Fund may invest in short-term money market securities denominated in Canadian dollars and/or investments designed to provide exposure to Canadian dollars and money market rates. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Canada is the largest producer of zinc and uranium, and is a global source of many other natural resources, such as gold, nickel, aluminum, and lead. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Chile. The Emerging Currency Fund and the Commodity Currency Fund may invest in short-term money market securities denominated in Chilean pesos and/or investments designed to provide exposure to Chilean pesos and money market rates. The Emerging Markets Local Debt Fund may invest in fixed income and money market securities issued by the Chilean government and/or corporations domiciled in Chile. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Chile. Investing in Chile involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government. The Chilean economy is subject to risks of social unrest, high unemployment, governmental control and heavy regulation of the labor industry. Historically, Chile has experienced periods of political instability, and certain sectors and regions of Chile have experienced high unemployment. Any recurrence of these events may cause downturns in the Chilean market and adversely impact investments in the Fund. Heavy regulation of labor and product markets is pervasive in Chile and may stifle Chilean economic growth or contribute to prolonged periods of recession. Chile is located in a part of the world that has historically been prone to natural disasters such as earthquakes and volcanoes and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Chilean economy. The Chilean economy is affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Any adverse economic event in one country can have a significant effect on other countries of this region. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports, and many economies in this region, including Chile’s, are particularly sensitive to fluctuations in commodity prices. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. The Chinese Yuan Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in Chinese yuan and/or investments designed to provide exposure to Chinese currency and money market rates. The Emerging Currency Fund may utilize a similar strategy in regard to the Chinese yuan with the broader investment strategy of the Fund. The Asia Local Debt Fund may invest in fixed income securities issued by governments and/or corporations economically tied to China and Hong Kong. The Emerging Markets Local Debt Fund may invest in fixed income securities issued by governments, government agencies and corporations in China. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies, securities or currency markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of

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international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on the Fund’s performance.

Investments in Colombia. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Colombian government and/or corporations domiciled in Colombia. The Colombian economy is subject to risks of social unrest, high unemployment, governmental control and heavy regulation of the labor industry. Historically, Colombia has experienced periods of political instability, and certain sectors and regions of Colombia have experienced high unemployment. Any recurrence of these events may cause downturns in the Colombian market and adversely impact investments in the Fund. Heavy regulation of labor and product markets is pervasive in Colombia and may stifle Colombian economic growth or contribute to prolonged periods of recession. Colombia is located in a part of the world that has historically been prone to natural disasters such as earthquakes and volcanoes and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Colombian economy. The Colombian economy is affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Any adverse economic event in one country can have a significant effect on other countries of this region. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region, including Colombia’s, are particularly sensitive to fluctuations in commodity prices. These and other factors could have a negative impact on a Fund’s performance.

Investments in Czech Republic. The Emerging Currency Fund may invest in short-term money market securities denominated in the Czech crown and/or investments designed to provide exposure to the Czech crown and money market rates. Investing in the Czech Republic involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government. The Czech Republic may experience effects of declining exports, especially to EU countries, inflation and increasing taxes. A significant portion of the workforce in Eastern Europe is unionized and certain regions and sectors of these countries have experienced very high unemployment rates and periods of labor and social unrest. Despite significant recent reform and privatization, Eastern European governments continue to control a large share of economic activity in the region. Government spending in these countries remains high compared to that of other European countries.

Investments in Emerging Markets. The Brazilian Real Fund, the Chinese Yuan Fund, the Emerging Currency Fund, the Indian Rupee Fund and the South African Rand Fund each invests substantially all of its assets in short-term money market securities denominated in the currency of a market or markets considered to be “emerging” or “developing” or in securities that provide exposure to such markets. The Emerging Markets Local Debt Fund also invests substantially all of its assets in fixed income securities denominated in the currency of “emerging” or “developing” markets or in securities that provide exposure to such markets. The Asia Local Debt Fund invests primarily in fixed income securities of Asian markets, many of which are considered to be “emerging” or “developing” or in securities that provide exposure to such markets. The Commodity Currency Fund may also pursue this investment objective to a lesser extent as part of its overall investment strategies. These Funds are sometimes referred to herein as “Emerging Markets Funds.” In addition, the Global Real Return Fund may invest in fixed

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income and money market securities considered to be “emerging” or “developing” or in securities that provide exposure to such markets. Investing in developing markets may be subject to additional risks not associated with more developed economies. Such risks may include: (i) the risk that government and quasi-government entities may not honor their obligations, (ii) greater market volatility, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) the risk that governments and companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vii) the risk that there may be less protection of property rights than in other countries. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Each of these factors may cause a Fund to decline in value. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund.

Investments in Euro Area Countries. The Euro Debt Fund may invest in Debt Securities denominated in euros that have significant economic ties to euro area countries. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in euro area countries. The euro area is a group of 17 members of the EU that have adopted the euro as their common currency. The euro area currently consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia, and Spain. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. The tight fiscal and monetary controls necessary to comply with EMU membership may significantly affect every country in Europe. These controls limit EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. In addition, unemployment in certain European nations is historically high. Other issues facing the EU and its members that may affect the region’s economic stability include the adoption, abandonment, or amendment of a constitutional treaty, the proposed enlargement of membership, and the need for fiscal and democratic accountability among members. The large public budget deficits accrued by the governments of Greece, Ireland, Spain, and Portugal may slow the overall recovery of Europe’s economy. Any EMU government in need of assistance from other EMU nations may be required to implement specific economic reforms or meet specific performance levels as a condition upon their receipt of assistance. A failure on the part of EMU countries facing large public budget deficits to make required reforms or achieve stated objectives may result in an economic downturn that affects the value of all European Debt Securities.

In addition to the conditions discussed above, Eastern Europe, including Slovakia and Slovenia, has recently experienced long-term unemployment, inflation, and declining exports. A significant portion of the workforce in Eastern Europe is unionized and certain regions and sectors of these countries have experienced very high unemployment rates and periods of labor and social unrest. Despite recent reform and privatization, Eastern European governments continue to control a large share of economic activity in the region. Government spending in these countries remains high compared to that of other European countries. In addition, the tight fiscal and monetary controls necessary to comply with EMU membership may significantly affect the economy of Eastern Europe. This economic transition may result in political decisions within Slovakia and Slovenia that affect each government’s ability to regulate markets as well as subsidize and privatize its industries.

Investments in Hungary. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Hungarian government and/or corporations domiciled in Hungary. Hungary is subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Fund. Hungary has experienced currency devaluations, substantial rates of inflation, defaults on debt, widespread corruption or economic recessions, causing a negative effect on the economies and securities markets of the country. A significant portion of the workforce in Eastern Europe is unionized, and certain regions and sectors of these countries have experienced very high unemployment rates and periods of labor and social unrest. Despite significant recent reform and privatization, Eastern European governments continue to control a large share of economic activity in the region. Government spending in these countries remains high compared to that of other European countries. Investment in Hungary is uncomplicated, although it is subject to government licensing in security-sensitive areas. Such business licensing is a problem, as regulations are not applied consistently. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. The Indian Rupee Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in Indian rupee and/or investments designed to provide exposure to Indian currency and money market rates. The Asia Local Debt Fund may invest in fixed income securities issued by governments and/or corporations economically tied to India. Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. The Emerging Currency Fund may also pursue this investment objective to a lesser extent as part of its overall investment strategy. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of the Fund’s

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investments and the value of Fund shares. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies, or, if it does, that such policies will succeed. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade rupee directly. Foreign investors in India still face burdensome taxes on investments in income producing securities as well as potentially high levels of inflation. The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from laws in the U.S. These and other factors may decrease the value and liquidity of the Fund’s investments, and therefore the value and liquidity of an investment in the Fund.

Investments in Indonesia. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market securities denominated in Indonesian rupiah and/or investments designed to provide exposure to Indonesian rupiah and money market rates. The Emerging Markets Local Debt Fund may invest in money market and fixed income securities issued by the Indonesian government and/or corporations domiciled in Indonesia. The Asia Local Debt Fund may invest in fixed income securities issued by Indonesian governments and/or corporations economically tied to Indonesia. Southeast Asia is heavily dependent on exports and is thus particularly vulnerable to any weakening in global demand for these products. As the current global economic crisis intensifies, the economies of Southeast Asian countries could be severely impacted once the effects of this crisis fully unfold. Indonesia has restored financial stability and pursued sober fiscal policies since the 1997-1998 Asian financial crisis, but many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions. These problems may limit the country’s ability to contain the increasingly severe and negative impact of the current global economic crisis on its economy. Economic growth of Indonesia has slowed as a result of the current global economic crisis and could be more severely impacted once the full effects of the crisis fully unfold. Keys to future growth remain internal reform, peaceful resolution of internal conflicts, building up the confidence of international and domestic investors, and strong global economic growth. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. The Japanese Yen Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in Japanese yen and/or investments designed to provide exposure to Japanese currency and money market rates. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Malaysia. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Malaysian government and/or corporations domiciled in Malaysia. The Asia Local Debt Fund may invest in fixed income securities issued by the Malaysian government and/or corporations economically tied to Malaysia. The Malaysian economy is dependent on the economies of Southeast Asia and the United States as key trading partners. Reduction in spending by these countries on Malaysian products and services or negative changes in any of these economies may cause an adverse impact in the Malaysian economy. Certain Asian economies experience over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Malaysian economy. The United States is a significant trading and investment partner of Malaysia. A decrease in U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Malaysian economy. These and other factors could have a negative impact on a Fund’s performance.

Investments in Mexico. The Emerging Currency Fund may invest in short-term money market securities denominated in Mexican pesos and/or investments designed to provide exposure to Mexican pesos and money market rates. The Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities issued by the Mexican government and/or corporations domiciled in Mexico. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Mexico. Investing in Mexico involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government. The Mexican economy may be significantly affected by the economies of other Central and South American countries. High interest, inflation, and unemployment rates characterize the economies in some Central and South American countries. Currency devaluations in any Central and South American country can have a significant effect on the entire region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Central and South American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Central and South American countries can experience significant volatility. The United States is Mexico’s largest trade and investment partner and the Mexican economy is significantly affected by developments in the U.S. economy. Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total two-way merchandise trade

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between the United States and Mexico has increased. To further this relationship, the three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which may further affect Mexico’s dependency on the U.S. economy. Any downturn in U.S. or Canadian economic activity is likely to have an adverse impact on the Mexican economy. Mexico has begun a process of privatization of certain entities and industries. Historically, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized companies to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur. Mexico has historically experienced acts of violence, terrorism, significant criminal activity and strained international relations related to border disputes, historical animosities, the drug trade and other defense concerns. These situations may cause uncertainty in the Mexican market and adversely affect the performance of the Mexican economy.

Certain political and currency instability risks have contributed to a high level of price volatility in the Mexican equity and currency markets and could adversely affect investments in the Funds. Mexico has been destabilized by local insurrections and social upheavals in certain regions, particularly the State of Chiapas. Recurrence of these conditions may adversely impact the Mexican economy. Some of the government’s challenges include the upgrade of infrastructure, the modernization of the tax system and labor laws, and the reduction of income inequality. In addition, Mexico has had one political party dominating government until the elections of 2000. Recently, Mexican elections have been contentious and have been very closely decided. Changes in political parties or other Mexican political events may affect the economy and cause instability. Mexico has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Mexican currency, the peso. These and other factors could have a negative impact on a Fund’s performance.

Investments in New Zealand. The Australia & New Zealand Debt Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in New Zealand dollars and/or investments designed to provide exposure to New Zealand currency and money market rates. The Asia Local Debt Fund and Commodity Currency Fund each may also acquire such investments to a lesser extent as part of its overall investment strategies. Investing in New Zealand involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. government. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or “emerging” markets. The health of the economy is strongly tied to commodity exports and has historically been vulnerable to global slowdowns. New Zealand is a country heavily dependent on free trade, particularly in agricultural products. This makes New Zealand particularly vulnerable to international commodity prices and global economic slowdowns. Its principal export industries are agriculture, horticulture, fishing and forestry. These and other factors could have a negative impact on a Fund’s performance.

Investments in Norway. The Commodity Currency Fund may invest in very short-term money market securities denominated in Norwegian kroner and/or investments designed to provide exposure to Norwegian kroner and money market rates. The Norwegian economy is an example of a mixed economy, a prosperous capitalist welfare state featuring a combination of free market activity and large state ownership in certain key sectors. The state has large ownership positions in key industrial sectors, such as the strategic petroleum sector (Statoil), hydroelectric energy production (Statkraft), aluminum production (Norsk Hydro), the largest Norwegian bank (DnB NOR), and telecommunications provider (Telenor). Through these big companies, the government controls approximately 30% of the stock values at the Oslo Stock Exchange. The Norwegian economy is dependent on the economies of Europe as key trading partners. The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners. The Norwegian economy is dependent on the export of natural resources and natural resource products, and any negative changes in these sectors could have an adverse impact on the Norwegian economy. Norway has an extensive social welfare system and a highly unionized workforce. These conditions may result in increased production costs and higher governmental spending and may stifle Norwegian economic growth or cause prolonged periods of recession. These and other factors could have a negative impact on a Fund’s performance.

Investments in Peru. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Peruvian government and/or corporations domiciled in Peru. The Peruvian economy is subject to risks of social unrest, high unemployment, governmental control and heavy regulation of the labor industry. Historically, Peru has experienced periods of political instability and certain sectors and regions of Peru have experienced high unemployment. Any recurrence of these events may cause downturns in the Peruvian market and adversely impact investments in the Fund. Heavy regulation of labor and product markets is pervasive in Peru and may stifle Peruvian economic growth or contribute to prolonged periods of recession. The Peruvian economy is affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Any adverse economic event in one country can have a significant effect on other countries of this region. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports, and many economies in this region, including Peru’s, are particularly sensitive to fluctuations in commodity prices. Peru’s main exports are copper, gold, zinc, textiles, and fish meal; its major trade partners are the United States, China, Brazil, and Chile. These and other factors could have a negative impact on a Fund’s performance.

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Investments in the Philippines. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Philippine government and/or corporations domiciled in the Philippines. The Asia Local Debt Fund may invest in fixed income and money market securities issued by the Philippine government and/or corporations economically tied to the Philippines. The Philippines’ economy is heavily dependent on exports and subject to high interest rates, economic volatility, inflation, currency devaluations, high unemployment rates and high level of debt and public spending. As an emerging country, the Philippines’ economy is susceptible to economic, political and social instability; unanticipated economic, political or social developments could impact economic growth. The Philippines is subject to natural disaster risk. These and other factors could have a negative impact on a Fund’s performance.

Investments in Poland. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Polish government and/or corporations domiciled in Poland. Poland is considered to have one of the healthiest economies of the post-communist countries and is currently one of the fastest growing countries within the EU. Since the fall of the communist government, Poland has steadfastly pursued a policy of liberalizing the economy and today stands out as a successful example of the transition from a centrally planned economy to a primarily capitalistic market economy. Poland is the only member of the European Union to have avoided a decline in GDP during the late 2000s recession. In 2009 Poland had the greatest GDP growth in the EU. As of November 2009 the Polish economy had not entered the global recession of the late 2000s nor had it even contracted. Investment in securities of Polish issuers involves risks not typically associated with investments in securities of issuers in developed countries. Such heightened risks include, among others, a relatively short history of democracy, expropriation and/or nationalization of assets, confiscatory taxation, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. In addition, Poland faces many economic development problems, including high unemployment, inadequate infrastructure, endemic corruption, poverty, and intensifying global competition from neighboring countries.

The securities market of Poland is considered an emerging market characterized by a small number of listed companies and a relatively illiquid secondary trading market, particularly for corporate bonds. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in Poland, the purchase and sale prices for such securities and the timing of purchases and sales. The government in Poland may also restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in Poland. Moreover, governmental approval or special licenses prior to investments by foreign investors may be required and may limit the amount of investments by foreign investors in a particular industry and/or issuer.

The government of Poland may also withdraw or decline to renew a license that enables the Fund to invest in Poland. Any one of these factors could cause a decline in the value of the Fund.

The Polish government may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Poland, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Poland. The market for Polish securities is directly influenced by the flow of international capital and economic and market conditions of certain countries, especially emerging market countries in Eastern Europe. Adverse economic conditions or developments in other emerging market countries have at times significantly affected the availability of credit in the Polish economy and resulted in considerable outflows of funds and declines in the amount of foreign currency invested in Poland. These and other factors could have a negative impact on a Fund’s performance.

Investments in Russia. The Commodity Currency Fund and the Emerging Currency Fund may invest in short-term money market securities denominated in Russian rubles and/or investments designed to provide exposure to Russian rubles and money market rates. The Emerging Markets Local Debt Fund may invest in money market and fixed income securities issued by the Russian government and/or corporations domiciled in Russia. Investments in Russia involve special considerations not typically associated with investing in countries with more established economies or currency markets. On an ongoing basis, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. Instability, geopolitical tensions, poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets, which, among other things, may make obtaining accurate prices on portfolio securities more difficult than in more developed markets. Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. As the current global economic crisis causes the commodity prices, especially the price of oil, to tumble, many sectors in the Russian economy have fallen into turmoil, threatening to push the whole economy into significant slowdown and even recession. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. There is the risk the

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government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. Such risks have led to heightened scrutiny of Russian liquidity conditions, which in turn creates a heightened risk of the repatriation of ruble assets by nervous foreign investors. The current economic turmoil in Russia and the effects of the current global economic crisis on the Russian economy can cause flight from the Russian ruble into United States dollars and other currencies and can force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia’s banks and its currency. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. The Asia Local Debt Fund may invest in fixed income securities issued by the government and/or corporations economically tied to Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on the Fund’s performance.

Investments in South Africa. The South African Rand Fund seeks to achieve its investment objective by investing in short-term money market securities denominated in South African rand and/or investments designed to provide exposure to South African currency and money market rates. The Emerging Currency Fund and the Commodity Currency Fund may also pursue this investment objective to a lesser extent as part of their overall investment strategies. The Emerging Markets Local Debt Fund may invest in fixed income and money market securities issued by the South African government and/or corporations domiciled in South Africa. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in South Africa. Investing in South Africa involves special considerations not typically associated with investing in countries with more established economies or currency markets. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. South Africa’s currency has recently fluctuated significantly and may be vulnerable to significant devaluation. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in South Korea. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, and the Asia Local Debt Fund may be invested in fixed income securities issued by the South Korean government and/or corporations domiciled in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. The Emerging Currency Fund may invest in short-term securities and instruments designed to provide exposure to the currency and money market rates of Taiwan. The Asia Local Debt Fund may invest in fixed income and money market securities issued by the government and/or corporations economically tied to Taiwan. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse event in the Asian markets may have a significant adverse effect on the economy in Taiwan.

Investments in Thailand. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Thai government and/or corporations domiciled in Thailand. The Asia Local Debt Fund may invest in fixed income and money market securities issued by the Thai government and/or corporations economically tied to Thailand. The Thai economy is dependent on commodity prices and trade with the economies of Asia, Europe and the United States. Reduction in spending by these economies on Thai products and services or negative changes in any of these economies may cause an adverse impact on the Thai economy. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse event in the Asian markets may have a significant adverse effect on the Thai economy. The United States is Thailand’s largest export market and third largest supplier, after Japan and China. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the United States may have an adverse impact on the Thai economy.

Thailand has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Thai market and adversely affect the Thai economy. Economic and political instability have contributed to high price volatility in the Thai equity and currency markets, which could affect investments in the Fund.

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The Thai economy has experienced periods of substantial inflation, currency devaluations and economic recessions, any of which may have a negative effect on the Thai economy and securities markets. Thailand has at times been destabilized by frequent government turnover and significant political changes, including military coups. Recurrence of these conditions, unanticipated or sudden changes in the political structure or other Thai political events may result in sudden and significant investment losses. These and other factors could have a negative impact on a Fund’s performance.

Investments in Turkey. The Emerging Currency Fund may invest in short-term money market securities, and the Emerging Markets Local Debt Fund may invest in short-term money market and fixed income securities, issued by the Turkish government and/or corporations domiciled in Turkey. The Global Real Return Fund may invest in fixed income securities and other instruments linked to inflation rates issued by governments, government instrumentalities, government-sponsored enterprises and supranational organizations and/or debt securities issued by corporations in Turkey. The Turkish economy is dependent on trade with certain key trading partners. Reduction in spending by these economies on Turkish products and services or negative changes in any of these economies may cause an adverse impact on the Turkish economy.

Turkey has begun a process of privatization of certain entities and industries. Historically, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized company to adjust quickly to a competitive environment or to changing regulatory and legal standards, or in some cases due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur. The United States is a significant trading partner of and investor in Turkey. A decrease in U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Turkish economy.

Turkey has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Turkish market and adversely affect the performance of the Turkish economy.

Historically, Turkey’s national politics have been unpredictable and subject to influence by the military, and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. Turkey has experienced periods of substantial inflation, currency devaluations and severe economic recessions, any of which may have a negative effect on the Turkish economy and securities market. Turkey has experienced a high level of debt and public spending, which may stifle Turkish economic growth, contribute to prolonged periods of recession or lower Turkey’s sovereign debt rating. These and other factors could have a negative impact on a Fund’s performance.

SECURITIES LENDING. Each Alternative Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned. Each Fund reserves the right to lend portfolio securities, though only the Alternative and Fixed Income Funds are likely to engage in securities lending.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with each Fund’s investment objective and do not violate any fundamental investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of each Fund’s respective Sub-Adviser (referred to together in this section as “Mellon Capital”). The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and the respective roles of Mellon Capital in implementing such guidelines.

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Mellon Capital, through its participation in The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of each client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next year and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-9473. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser and each Sub-Adviser (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

The Funds are considered to be “actively managed” ETFs. As such, each Fund is required by the SEC to disclose on the Funds’ website at the start of each Business Day (defined below) the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, the NYSE Arca observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to the Fund is any day on which the Listing Exchange is open for business. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Fund may disclose on the Funds’ website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on the information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisers, the Funds’ Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below and its investment objective without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

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Concentration

All Funds except Commodity Currency Fund, Emerging Markets Local Debt Fund, Asia Local Debt Fund and Alternative Funds:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Commodity Currency Fund, Emerging Markets Local Debt Fund, Asia Local Debt Fund and Alternative Funds only:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. For these purposes, the components of the Managed Futures Strategy Fund’s Benchmark (e.g., gold, silver, natural gas) are considered to be separate industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

All Funds except Emerging Markets Local Debt Fund and Asia Local Debt Fund:

Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments that are tied economically to the particular country or geographic region suggested by the Fund’s name, including certain derivatives described herein and in the Fund’s Prospectus.

Asia Local Debt Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations, denominated in local currencies of countries in Asia, as well as certain derivatives and other instruments described herein and in the Fund’s Prospectus.

Australia & New Zealand Debt Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities include fixed income securities, such as bonds, notes or other debt obligations, denominated in Australian or New Zealand dollars, as well as certain derivatives and other instruments described herein and in the Fund’s Prospectus.

Euro Debt Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Debt Securities. For these purposes, Debt Securities consist of fixed income securities, such as bonds, notes or other debt obligations, denominated in euros, as well as certain derivatives and other instruments described herein and in the Fund’s Prospectus.

Emerging Markets Local Debt Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations, denominated in local currencies of emerging market countries, as well as other instruments described herein and in the Fund’s Prospectus.

Managed Futures Strategy Fund only:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in commodity and currency-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of listed commodity, currency and financial futures contracts described herein and in the Fund’s Prospectus.

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If, subsequent to an investment, the 80% requirement for a Fund is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Advisers, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s Chief Compliance Officer and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Advisers, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Advisers’ adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

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The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Funds, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Advisers and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, terms of office, and principal occupations and other directorships for a minimum of the last five years of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement or removal, or if their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board of Trustees, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board of Trustees is comprised of a super-majority (75%) of trustees who are not interested persons of the Funds (i.e., “independent trustees”). There is an Audit Committee and a Governance and Nominating Committee of the Board, each of which is chaired by an independent trustee and comprised solely of independent trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the independent trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of trustees on the Board, and the fact that an independent trustee serves as Chairman of the Board.

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Name, Address and Date of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee and President, 2005 to present	President of WisdomTree Trust since 2005 and Chief Executive Officer and Director of WisdomTree Investments, Inc. since 1989.	48	None

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006 to present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet, Inc., 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	48	Trustee, GLG Investment Series Trust; and Trustee, Man Long/Short Fund

Toni Massaro (1955)**	Trustee, 2006 to present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	48	None

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Name, Address and Date of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Victor Ugolyn (1947)	Trustee and Chairman of the Board, 2006 to present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	48	Member of the Board of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

Officers of the Trust

Jonathan Steinberg*** (1964)	Trustee and President, 2005 to present	Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	48	N/A

Amit Muni*** (1969)	Treasurer and Assistant Secretary, 2008 to present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; and Controller and Chief Accounting Officer at International Securities Exchange Holdings, Inc. (ISE) from 2003 to 2008.	48	N/A

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Name, Address and Date of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee
Richard Morris*** (1967)	Secretary and Chief Legal Officer, 2006 to present; and Chief Compliance Officer, 2009 to present	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of Wisdom Tree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	48	N/A

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of March 31, 2012.

Audit Committee. Each independent trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The independent trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended August 31, 2011, the Audit Committee held six meetings.

Governance and Nominating Committee. Each independent trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as independent trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s independent trustees, it may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended August 31, 2011, the Governance and Nominating Committee held two meetings.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise his or her business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

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The Trust has concluded that Mr. Steinberg should serve as trustee of the Funds because of the experience he has gained as president, chief executive officer, and director of WisdomTree Investments, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Barton should serve as trustee of the Funds because of the experience he gained working both as a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as trustee of the Trust since 2006.

The Trust has concluded that Ms. Massaro should serve as trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Jonathan L. Steinberg	Emerging Market Local Debt Fund	$1 - $10,000	Over $100,000
	Global Equity Income Fund	$10,001 - $50,000
	Emerging Markets Equity Income Fund	$50,001 - $100,000
	Emerging Markets SmallCap Dividend Fund	$1 - $10,000
	SmallCap Earnings Fund	$50,001 - $100,000
Independent Trustees
Gregory E. Barton	Total Dividend Fund	Over $100,000	Over $100,000
	DEFA Fund	$10,001 - $50,000
	Managed Futures Strategy Fund	$10,001 - $50,000
Toni M. Massaro	DEFA Equity Income Fund	$1 - $10,000	$50,001 - $100,000
	Dividend Ex-Financials Fund	$1 - $10,000
	Dreyfus Emerging Currency Fund	$1 - $10,000
	Equity Income Fund	$1 - $10,000
	International Dividend Ex-Financials Fund	$1 - $10,000
	Japan SmallCap Dividend Fund	$1 - $10,000
	LargeCap Growth Fund	$1 - $10,000
	LargeCap Dividend Fund	$10,001 - $50,000
	Emerging SmallCap Fund	$1 - $10,000
	Total Earnings Fund	$1 - $10,000
Victor Ugolyn	LargeCap Dividend Fund	$10,001 - $50,000	$50,001 - $100,000
	International LargeCap Dividend Fund	$10,001 - $50,000

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Board Compensation. The following table sets forth the compensation that was paid by the Trust to each Trustee for the fiscal year ended August 31, 2011.

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation from Fund Complex*
Interested Trustees
Jonathan L. Steinberg	$0	None	None	$0
Independent Trustees
Gregory E. Barton	$129,067	None	None	$129,067
Toni M. Massaro	$129,249	None	None	$129,249
Victor Ugolyn	$176,080	None	None	$176,080

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of November 30, 2011, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Fund Name	Participant Name	Percentage of Ownership
WisdomTree Dreyfus Brazilian Real Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	17.09%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	10.09%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 8th Floor Jersey City, NJ 07302	7.40%

	BMO Nesbitt Burns Inc. Attn: Louise Torangeau 1 First Canadian Place, 13th Fl. PO Box 150 Toronto, ON M5X 1H3 Canada	6.03%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	6.79%

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WisdomTree Dreyfus Chinese Yuan Fund

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	15.24%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	14.03%

	Morgan Stanley & Co. LLC Attn: Michelle Ford 901 South Bond Street Baltimore, MD 21231	5.73%

	Goldman, Sachs & Co. Attn: Vanessa Camardo Proxy Dept. 30 Hudson St. Jersey City, NJ 07302	5.71%

	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	5.51%
WisdomTree Dreyfus Commodity Currency Fund

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	15.70%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	13.73%

	LPL Financial Corporation Attn: Rosann Tanner 9785 Towne Ctr. Drive San Diego, CA 92121-1968	8.79%

	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	7.66%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	7.23%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 8th Floor Jersey City, NJ 07302	7.14%
WisdomTree Dreyfus Emerging Currency Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	17.56%

	The Bank of New York Mellon/Mellon T Attn: Jennifer May 525 William Penn Place, Suite 153-0400 Pittsburgh, PA 15259	11.28%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	9.41%

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	Citigroup Global Markets Inc. Attn: John Barry 700 Red Brook Blvd. Suite 300 Owings Mills, MD 21117	6.88%

	Brown Brothers Harriman & Co. Attn: Proxy Services 525 Washington Blvd. Newport Tower Jersey City, NJ 07310	6.48%

	Morgan Stanley Smith Barney LLC Attn: David Safran,VP 2000 Westchester Ave. Purchase, NY 10577	6.09%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 8th Floor Jersey City, NJ 07302	5.69%
WisdomTree Dreyfus Indian Rupee

	RBC Capital Markets, LLC Attn: Steve Schafer Sr., Associate 510 Marquette Ave. South Minneapolis, MN 55402	16.68%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	15.09%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	10.09%

	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	8.67%

	Morgan Stanley & Co. LLC Attn: Michelle Ford 901 South Bond Street Baltimore, MD 21231	6.46%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 8th Floor Jersey City, NJ 07302	5.40%
WisdomTree Dreyfus Japanese Yen Fund

	J.P. Morgan Clearing Corp. Attn: Eric Oszutowicz 3 Metrotech Center Proxy Dept./NY1-H034 Brooklyn, NY 11245-0001	31.55%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	22.00%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	9.61%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	8.77%

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	Morgan Stanley Smith Barney LLC Attn: David Safran,VP 2000 Westchester Ave. Purchase, NY 10577	7.92%
WisdomTree Dreyfus South African Rand Fund

	J.P. Morgan Clearing Corp. Attn: Eric Oszutowicz 3 Metrotech Center Proxy Dept./NY1-H034 Brooklyn, NY 11245-0001	20.35%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 9th Floor Jersey City, NJ 07302	18.77%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	12.26%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	8.69%

	BMO Harris Bank NA/M&I Trust c/o ADP Proxy Services 51 Mercedes Way Edgewood, NY 11717	6.84%

	Pershing LLC Securities Corporation Attn: Helen Bialer, VP 1 Pershing Plaza Jersey City, NJ 07399	6.04%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	5.76%
WisdomTree Asia Local Debt Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	44.78%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	8.53%
WisdomTree Australia & New Zealand Debt Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	22.29%

	Citigroup Global Markets Inc. Attn: John Barry 700 Red Brook Blvd. Suite 300 Owings Mills, MD 21117	12.58%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	11.88%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	10.89%

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	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	5.47%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 8th Floor Jersey City, NJ 07302	5.13%
WisdomTree Emerging Markets Local Debt Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	12.88%

	National Financial Services, LLC ATTN: Lew Trezza 200 Liberty Street New York, NY 10281	11.98%

	The Northern Trust Company Attn: Patrick Krull, Manager Capital Structures-C1N 801 S. Canal Street Chicago, IL 60607	6.66%

	Pershing LLC Securities Corporation Attn: Helen Bialer, VP 1 Pershing Plaza Jersey City, NJ 07399	6.19%
WisdomTree Euro Debt Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	19.02%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	18.58%

	Brown Brothers Harriman & Co. Attn: Proxy Services 525 Washington Blvd. Newport Tower Jersey City, NJ 07310	10.57%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	10.19%

	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	6.62%

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 9th Floor Jersey City, NJ 07302	5.05%
WisdomTree Managed Futures Strategy Fund

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	17.83%

	Janney Montgomery Scott LLC Attn: Regina Lutz 1801 Market Street, 9th Fl. Philadelphia, PA 19103-1675	11.76%

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	UBS Financial Services Inc. Attn: Jane Flood, VP 1200 Harbor Blvd. Weehawken, NJ 07086	10.75%

	Morgan Stanley Smith Barney LLC Attn: David Safran,VP 2000 Westchester Ave. Purchase, NY 10577	10.57%

	First Clearing, LLC Attn: Kristie Daniel, Manager One North Jefferson St. St. Louis, MO 63103	10.48%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	9.84%

	Citigroup Global Markets Inc. Attn: John Barry 700 Red Brook Blvd. Suite 300 Owings Mills, MD 21117	6.23%

	Pershing LLC Securities Corporation Attn: Helen Bialer, VP 1 Pershing Plaza Jersey City, NJ 07399	5.88%

	TD Ameritrade Clearing, LLC Attn: Chad Johnson 1005 N. Ameritrade Place Bellevue, NE 68005	5.17%
WisdomTree Global Real Return Fund

	Merrill Lynch, Pierce Fenner & Smith Attn: Veronica E. O’Neill 101 Hudson Street 9th Floor Jersey City, NJ 07302	22.01%

	J.P. Morgan Clearing Corp. Attn: Eric Oszutowicz 3 Metrotech Center Proxy Dept./NY1-H034 Brooklyn, NY 11245-0001	17.57%

	Charles Schwab & Co. Inc. Attn: Mimi O’Sullivan 2423 E. Lincoln Drive Phoenix, AZ 85016-1215	13.46%

	National Financial Services, LLC Attn: Lew Trezza 200 Liberty Street New York, NY 10281	9.87%

	Barclays Capital Inc. Attn: John Clifford 222 Broadway New York, NY 10038	9.64%

	LPL Financial Corporation Attn: Rosann Tanner 9785 Towne Ctr. Drive San Diego, CA 92121-1968	7.35%

Investment Adviser. The Adviser, WisdomTree Asset Management, Inc., serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”). WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue 21st Floor, New York, NY 10017.

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Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Fund	Management Fee
Emerging Markets Local Debt Fund	0.55%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%
Euro Debt Fund	0.35%
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Commodity Currency Fund	0.55%
Emerging Currency Fund	0.55%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
South African Rand Fund	0.45%
Managed Futures Strategy Fund	0.95%
Global Real Return Fund	0.60%

With respect to each Fund, WisdomTree Asset Management has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses, security movement charges, and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each independent trustee; (iv) compensation and expenses of counsel to the independent trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. Each Sub-Adviser has agreed to pay the fees owed to BNY Mellon for providing custody, administration and transfer agency services.

Pursuant to a separate contractual arrangement with respect to each Fund through August 31, 2012, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the independent trustees and counsel to the independent trustees, in exchange for a fee paid by each Fund of up to 0.0044% of that Fund’s average daily net assets. WisdomTree Asset Management provides CCO services to the Trust.

WisdomTree Asset Management is also responsible for the general management and administration of each WisdomTree Subsidiary pursuant to separate investment advisory agreements with each WisdomTree Subsidiary. Under each advisory agreement, WisdomTree Asset Management provides each WisdomTree Subsidiary with the same type of management services, for the same fee and under essentially the same terms, as are provided for the Managed Futures Strategy Fund and Global Real Return Fund.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the following period(s), the Adviser received the following fees.

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Fund	Commencement of Operations	Advisory Fee Paid for the Fiscal Year Ended August 31, 2009		Advisory Fee Paid for the Fiscal Year Ended August 31, 2010		Advisory Fee Paid for the Fiscal Year Ended August 31, 2011
Asia Local Debt Fund	3/17/11		*		*	$944,340
Brazilian Real Fund	5/14/08	$347,559		$678,677		$1,072,384
Chinese Yuan Fund	5/14/08	$608,096		$2,264,034		$2,878,887
Commodity Currency Fund	9/24/10		*		*	$435,522
Emerging Currency Fund	5/06/09	$45,718		$1,445,958		$2,330,890
Emerging Markets Local Debt Fund	8/09/10		*	$54,142		$3,806,040
Euro Debt Fund	5/14/08	$44,344		$52,725		$33,872
Indian Rupee Fund	5/14/08	$43,686		$112,080		$107,686
Japanese Yen Fund	5/21/08	$54,787		$40,658		$33,767
Australia & New Zealand Debt Fund	6/25/08	$24,060		$82,259		$128,830
South African Rand Fund	6/25/08	$12,639		$44,157		$50,097
Managed Futures Strategy Fund	1/5/2011		*		*	$686,008
Global Real Return Fund	7/14/2011		*		*	$4,065

*	Not in operation for the period indicated.

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Advisers. Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser for the Emerging Markets Local Debt Fund, Asia Local Debt Fund and each Alternative Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser and Mellon Capital (the “Mellon Capital Sub-Advisory Agreement”). Mellon Capital also serves as Sub-Adviser to the WisdomTree Subsidiaries and is responsible for each WisdomTree Subsidiary’s day-to-day management. Mellon Capital chooses each WisdomTree Subsidiary’s portfolio investments and places orders to buy and sell each WisdomTree Subsidiary’s portfolio investments. Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, San Francisco, CA 94105. As of November 30, 2011. Mellon Capital had assets under management totaling approximately $214 billion, including overlay strategies and assets managed as dual employees of BNY Mellon and The Dreyfus Corporation. Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds.

The Dreyfus Corporation (“Dreyfus”) serves as the Sub-Adviser for each of the Currency Income Funds and the Euro Debt Fund and Australia & New Zealand Debt Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser and Mellon Capital and the Dreyfus Corporation (the “Dreyfus Sub-Advisory Agreement”). Dreyfus is located at 200 Park Avenue, New York, New York 10166. As of November 30, 2011, Dreyfus managed approximately $398 billion in assets under management in mutual funds, separately managed accounts, and institutional portfolios (Dreyfus’s assets under management include separately managed accounts and BNY Mellon Cash Investment Strategies (“CIS”) institutional assets that are as of October 31, 2011). Dreyfus is a wholly-owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. WisdomTree Asset Management pays Dreyfus for providing sub-advisory services to the Funds.

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For the following period(s), Mellon Capital received the following fees:

Fund	Commencement of Operations	Sub-Advisory Fee Paid for the Period Ended August 31, 2009		Sub-Advisory Fee Paid for the Period Ended August 31, 2010		Sub-Advisory Fee Paid for the Period Ended August 31, 2011
Asia Local Debt Fund	3/17/11		*		*	$207,153
Emerging Markets Local Debt Fund	8/09/10		*	$27,071		$1,903,020
Managed Futures Strategy Fund	1/05/11		*		*	$93,683
Global Real Return Fund	7/14/11		*		*	$6,545

*	Not in operation for the period indicated.

For the following periods, Dreyfus received the following fees:

Fund	Commencement of Operations	Sub-Advisory Fee Paid for the Period Ended August 31, 2009		Sub-Advisory Fee Paid for the Period Ended August 31, 2010		Sub-Advisory Fee Paid for the Period Ended August 31, 2011
Brazilian Real Fund	5/14/08	$174,006		$339,339		$536,192
Chinese Yuan Fund	5/14/08	$304,200		$1,132,017		$1,439,444
Commodity Currency Fund	9/24/10		*		*	$217,761
Emerging Currency Fund	5/06/09	$22,981		$722,979		$1,165,445
Euro Debt Fund	5/14/08	$22,178		$26,363		$16,936
Indian Rupee Fund	5/14/08	$21,863		$56,040		$53,843
Japanese Yen Fund	5/21/08	$27,408		$20,329		$16,884
Australia & New Zealand Debt Fund	6/25/08	$12,073		$41,130		$64,415
South African Rand Fund	6/25/08	$6,336		$22,079		$25,049

*	Not in operation for the period indicated.

Each Sub-Adviser believes that it may perform sub-advisory and related services for the Trust and the Funds without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital or Dreyfus from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

The Mellon Capital Sub-Advisory Agreement and the Dreyfus Sub-Advisory Agreement (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”), with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve that Fund’s Sub-Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. Each Fund’s Sub-Advisory Agreement is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event its shares are no longer listed on a national securities exchange. Each Sub-Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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Portfolio Managers. Mellon Capital and Dreyfus each utilize a team of investment professionals acting together to manage the assets of the Funds. Each team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Each team adjusts holdings in each Fund’s portfolio as it deems appropriate in the pursuit of each Fund’s investment objectives. The individual members of each team who are primarily responsible for the day-to-day management of each Fund’s portfolio are listed below.

Vassilis Dagioglu is a Managing Director of Mellon Capital’s Asset Allocation Team and has been with Mellon Capital for 11 years. He received his M.B.A. from the University of California Berkeley and has 12 years of investment experience.

David C. Kwan is a Managing Director of Mellon Capital’s Fixed Income Team and has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994. He received his M.B.A. from the University of California at Berkeley in 1990. Mr. Kwan has 21 years of investment experience.

Lisa Mears O’Connor, CFA, is a Managing Director of Mellon Capital’s Fixed Income Team and has been a Managing Director of Mellon Capital since 2010. She manages Mellon Capital’s active Fixed Income Team. She received her M.B.A. from the University of California at Berkeley in 2002. Ms. Mears O’Connor attained the Chartered Financial Analyst (“CFA”) designation in 1998. Ms. Mears O’Connor has over 18 years of investment experience.

James Stavena is a Managing Director of Mellon Capital’s Asset Allocation Team and has been with Mellon Capital for 12 years. He received his M.B.A. from Rice University and has over 19 years of investment experience.

Zandra Zelaya, CFA, is a Director of Mellon Capital’s Fixed Income Team and has been a Director of Fixed Income at Mellon Capital since November 2009. From November 2007 to November 2009 she was a Vice President, Fixed Income at Mellon Capital. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to November 2007. Ms. Zelaya has attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 15 years of investment experience.

Mr. Kwan and Ms. O’Connor manage the Emerging Markets Local Debt Fund, Asia Local Debt Fund and Global Real Return Fund. Mr. Kwan and Ms. Zelaya manage the Currency Income Funds, Euro Debt Fund, and Australia & New Zealand Debt Fund in their capacity as dual employees of Dreyfus. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Mr. Dagioglu and Mr. Stavena manage the Managed Futures Strategy Fund. Each portfolio manager has managed each Fund since inception.

Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team.

As of August 31, 2011, the Fixed Income Team managed nine other registered investment companies with approximately $5.7 billion in assets; 31 pooled investment vehicles with approximately $15.3 billion in assets; and 27 other accounts with approximately $5.4 billion in assets.

As of August 31, 2011, the Asset Allocation Team managed 10 other registered investment companies with approximately $9.5 billion in assets; 34 pooled investment vehicles with approximately $6.4 billion in assets; and 122 other accounts with approximately $7.8 billion in assets.

Portfolio Manager Fund Ownership. As of the date of this SAI, none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation. The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the ongoing success of Mellon Capital

•	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption

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of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short- and long-term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow Mellon Capital or Dreyfus to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close.

Codes of Ethics. The Trust, WisdomTree Asset Management, each Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon serves as administrator, custodian and transfer agent for each Fund. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for the Funds’ authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Funds’ securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

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The Sub-Advisers pay the Administrator for providing services to the Funds. The Funds are not responsible for, and have not paid, such fees.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust. The principal address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the “Creation and Redemption of Creation Unit Aggregations” section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the independent trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs. WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about which investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is only current as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

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BROKERAGE TRANSACTIONS

Each Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including, but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as if they may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. Each Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, a Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by WisdomTree Asset Management in its sole discretion. The Funds did not pay brokerage commissions for the fiscal years ended August 31, 2009, 2010, and 2011 (except for WisdomTree Managed Futures Strategy Fund, which paid brokerage commissions of $36,561 for the fiscal year ended August 31, 2011).

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series or “funds.” Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may establish additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in kind, for cash, or for a combination of cash or securities.

Role of Depository Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the Listing Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund may consist of (i) the in-kind deposit of a designated portfolio of money market instruments or fixed income securities closely approximating the holdings of the Fund, and (ii) U.S. cash and/or non-U.S. currency (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

Each Fund may permit or require the submission of a basket of money market instruments, fixed income securities, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket. Each Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash or non-U.S. currency. Each Fund may permit or require the substitution of an amount of cash denominated in U.S. dollars or non-U.S. currency (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be prohibited or restricted under applicable U.S. or non-U.S. laws, or in certain other situations at the sole discretion of the Trust.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant

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will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available. The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant that has entered a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

On days when a Listing Exchange or U.S. or non-U.S. bond markets close earlier than normal, the Funds may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

If BNY Mellon does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash (or an equivalent amount of non-U.S. currency) must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

The Authorized Participant must deposit with BNY Mellon the appropriate amount of federal funds by 2:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If BNY Mellon does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of U.S. cash (or an equivalent amount of non-U.S. currency) shall be required to be deposited with BNY Mellon pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Transmittal Date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY Mellon or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders. With respect to any non-U.S. securities or currency, BNY Mellon shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities that are non-U.S. securities or currency must be delivered to an account maintained at the applicable local sub-custodian(s). Authorized Participants must have appropriate local custodial or sub-custodial accounts in the applicable non-U.S. market in which a Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. When a non-U.S. market is closed due to local market holidays, the settlement process for Fund Securities in that market will not commence until the end of the local holiday period.

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Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits or requires cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

The following table sets forth the standard and maximum creation and redemption transaction fees for each of the Funds. These fees may be changed by the Trust.

Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Asia Local Debt Fund	$5,000,000	$700	$6,500
Brazilian Real Fund	$5,000,000	$300	$1,200
Chinese Yuan Fund	$5,000,000	$300	$1,200
Commodity Currency Fund	$2,500,000	$500	$2,000
Emerging Currency Fund	$2,000,000	$300	$1,200
Emerging Markets Local Debt Fund	$5,000,000	$700	$6,500
Euro Debt Fund	$5,000,000	$800	$3,200
Indian Rupee Fund	$2,500,000	$300	$1,200
Japanese Yen Fund	$5,000,000	$500	$1,500
Australia & New Zealand Debt Fund	$2,500,000	$300	$1,200
South African Rand Fund	$2,500,000	$300	$1,200
Managed Futures Strategy Fund	$10,000,000	$300	$2,000
Global Real Return Fund	$5,000,000	$1,000	$5,000

Placement of Redemption Orders. The process to redeem Creation Unit Aggregations works much like the process to purchase Creation Unit Aggregations, but in reverse. Orders to redeem Creation Unit Aggregations of the Funds must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made to BNY Mellon no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed. Such procedures may

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change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market in which a Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars (or, at the discretion of the Trust, non-U.S. currency in an equivalent amount) in immediately available funds and shall be held by BNY Mellon and marked-to-market daily. The fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the affected Fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

Cash Redemptions. Each Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or non-U.S. currency or through any combination of cash, non-U.S. currency, money market securities or fixed income securities. In addition, an investor may request a redemption in cash or non-U.S. currency that the Fund may, in its sole discretion, permit. In either case, the investor will receive a payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash (or non-U.S. currency) to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Modernization Act”) which makes certain beneficial changes for regulated investment companies under Subchapter M of the Code (“RICs”) and their shareholders, some of which are referenced below. In general, the RIC Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Modernization Act allows capital losses to be carried forward indefinitely and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

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Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (1) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (2) that derives at least 90% of its income from the passive income sources specified in Code Section 7704(d), and (3) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Currency Income Fund’s and the Euro Debt Fund’s status as a RIC for all years to which the regulations are applicable.

The Managed Futures Strategy Fund and the Global Real Return Fund have each received a private letter ruling from the Internal Revenue Service (“IRS”) with respect to each Fund’s investments in certain commodity-linked notes and each Fund’s WisdomTree Subsidiary, which provides that the income received from both investments will be qualifying income to the Funds. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the WisdomTree Subsidiaries does not constitute qualifying income and if such positions were upheld, the Funds might cease to qualify as RICs and would be required to reduce their exposure to such investments which may result in difficulty in implementing the Funds’ respective investment strategies. If the Managed Futures Strategy Fund and/or Global Real Return Fund did not qualify as a RIC for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to satisfy the qualifying income or diversification requirements for qualification as a RIC in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates applicable to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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Each Fund intends to distribute at least annually substantially all of its investment company taxable income and net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the 12 months ending on October 31 of such year plus any undistributed amount from the prior year. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

For taxable years beginning after December 22, 2010, the Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earning and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The RIC Modernization Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Fund Distributions. Distributions by each Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of that shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends and capital gains (including any capital gains realized on the sale or exchange of shares in a Fund).

Distributions are taxable regardless of whether shareholders receive them in cash or reinvest the distributions in additional shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any

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loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Also, beginning in 2014, a 30% U.S. withholding tax will be imposed on dividends and on proceeds from the sale of Fund shares paid to foreign shareholders if certain disclosure requirements are not satisfied.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including market-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

Each Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 Contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, a Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

Certain Foreign Currency Tax Issues. Each of the Euro Debt Fund and the Japanese Yen Fund intends to adopt and use as its functional currency for U.S. federal income tax purposes its designated currency rather than the U.S. dollar. Accordingly, if these Currency Income Funds meet certain requirements relating to conducting business in their respective foreign currencies, they generally are not expected to recognize gains or losses on their foreign currency denominated debt securities due to fluctuations in the value of those currencies relative to the U.S. dollar.

For the other Currency Income Funds, which will have the U.S. dollar as their functional currency, gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Currency Income Funds’ forward contracts may qualify as Section 1256 Contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with

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respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Currency Income Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Funds Holding Foreign Investments. Income received by the Funds from sources within foreign countries (including, for example, interest on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to shareholders unless the Fund qualifies as a “qualified fund of funds” under the Code. If a Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2012 (unless extended by legislation) and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a non-U.S. person to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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Creation and Redemption of Creation Unit Aggregations. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Unit Aggregations generally will recognize a gain or loss equal to the difference between the market value of the Creation Unit Aggregations at the time of the exchange and the sum of the exchanger’s aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Unit Aggregations. A person who redeems Creation Unit Aggregations for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit Aggregations and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Unit Aggregations. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Unit Aggregations cannot be currently deducted under the rules governing “wash sales.” Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for money market securities, or upon a redemption of Creation Unit Aggregations, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the issuance of Creation Unit Aggregations in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Unit Aggregations will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit Aggregations have been held for more than one year. Otherwise, such gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Unit Aggregations and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency to pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Unit Aggregations should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Unit Aggregations, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Implications of Investment in the WisdomTree Subsidiaries. The Managed Futures Strategy Fund and Global Real Return Fund each intends to invest up to 25% of its assets in its respective WisdomTree Subsidiary, which is expected to provide the Fund with exposure to the commodity and currency markets within the limitations of the federal tax requirement under Subchapter M of the Code.

Each WisdomTree Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as each WisdomTree Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each WisdomTree Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”) pursuant to which each WisdomTree Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, each WisdomTree Subsidiary’s securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of a WisdomTree Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if a WisdomTree Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of that WisdomTree Subsidiary may constitute a U.S. trade or business, or be taxed as such.

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In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30% tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30% tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each of the Managed Futures Strategy Fund and the Global Real Return Fund will wholly own its respective WisdomTree Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the subsidiary’s Controlled Foreign Corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50% of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Managed Futures Strategy Fund and the Global Real Return Fund are each a U.S. person that will own all of the stock of its respective WisdomTree Subsidiary, each of the Managed Futures Strategy Fund and the Global Real Return Fund will be a “U.S. Shareholder” and each WisdomTree Subsidiary will be a CFC. As a “U.S. Shareholder,” the Managed Futures Strategy Fund and the Global Real Return Fund will each be required to include in its gross income for United States federal income tax purposes its WisdomTree Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the WisdomTree Subsidiary. It is expected that all of each WisdomTree Subsidiary’s income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Managed Futures Strategy Fund’s and the Global Real Return Fund’s recognition of its respective WisdomTree Subsidiary’s “subpart F income” will increase each Fund’s tax basis in its WisdomTree Subsidiary. Distributions by each WisdomTree Subsidiary to its respective Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the WisdomTree Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the WisdomTree Subsidiary’s underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the WisdomTree Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Code) 10% or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of thirty (30) days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the Participant Agreement.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s affected investments will be valued in accordance with the Fund’s pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, instruments for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, or natural disaster). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to the customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fixed Income Fund intends to pay out dividends, if any, to investors monthly but in any event no less frequently than annually. The Japanese Yen Fund intends to pay out dividends, if any, at least quarterly. Each Alternative Fund intends to pay out dividends, if any, to investors quarterly, but in any event no less frequently than annually. Each of the Brazilian Real Fund, Chinese Yuan Fund, Commodity Currency Fund, Emerging Currency Fund, Indian Rupee Fund, and South African Rand Fund intend to pay out dividends, if any, at least annually.

Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended August 31, 2011 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 1-866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Bingham McCutchen LLP, with offices located at 2020 K Street, NW, Washington, DC 20006 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

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WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2012, as revised August 10, 2012

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE U.S. EQUITY ETFs*

Dividends	Earnings

Total Dividend Fund (DTD)	Total Earnings Fund (EXT)
Equity Income Fund (DHS)	Earnings 500 Fund (EPS)
Dividend ex-Financials Fund (DTN)	MidCap Earnings Fund (EZM)
LargeCap Dividend Fund (DLN)	SmallCap Earnings Fund (EES)
MidCap Dividend Fund (DON)	LargeCap Value Fund (EZY)
SmallCap Dividend Fund (DES)	LargeCap Growth Fund (ROI)

WISDOMTREE INTERNATIONAL EQUITY ETFs*

Developed World ex-U.S.	Global/Global ex-U.S.

DEFA Fund (DWM)	Global Equity Income Fund (DEW)
DEFA Equity Income Fund (DTH)	Global Natural Resources Fund (GNAT)
International Hedged Equity Fund (HEDJ)	Global ex-U.S. Growth Fund (DNL)
International LargeCap Dividend Fund (DOL)	Global ex-U.S. Utilities Fund (DBU)
International MidCap Dividend Fund (DIM)	Global ex-U.S. Real Estate Fund (DRW)
International SmallCap Dividend Fund (DLS)	Asia Pacific ex-Japan Fund (AXJL)
International Dividend ex-Financials Fund (DOO) Europe SmallCap Dividend Fund (DFE) Japan Hedged Equity Fund (DXJ) Japan SmallCap Dividend Fund (DFJ) Australia Dividend Fund (AUSE)

Commodity Country Equity Fund (CCXE)

Emerging/Frontier Markets

Emerging Markets Equity Income
Fund (DEM)

Emerging Markets SmallCap Dividend
Fund (DGS)

Middle East Dividend Fund (GULF)

India Earnings Fund (EPI)

The current Prospectus for each of the Funds is dated July 30, 2012, as revised August 10, 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Funds’ most recent Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds’ Annual Reports at no charge by request to the Fund at the address or phone number noted below.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

*	Principal U.S. Listing Exchange: NYSE Arca, Inc. (except GULF is listed on NASDAQ)

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473, or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

WISDOMTREE U.S. EQUITY ETFS

Dividends	Earnings

WisdomTree Total Dividend Fund	WisdomTree Total Earnings Fund
WisdomTree Equity Income Fund	WisdomTree Earnings 500 Fund
WisdomTree Dividend ex-Financials Fund	WisdomTree MidCap Earnings Fund
WisdomTree LargeCap Dividend Fund	WisdomTree SmallCap Earnings Fund
WisdomTree MidCap Dividend Fund	WisdomTree LargeCap Value Fund
WisdomTree SmallCap Dividend Fund	Wisdom Tree LargeCap Growth Fund

WISDOMTREE INTERNATIONAL EQUITY ETFS

Developed World ex-U.S.	Global/Global ex-U.S.

WisdomTree DEFA Fund	WisdomTree Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	WisdomTree Global Natural Resources Fund
WisdomTree International Hedged Equity Fund	WisdomTree Global ex-U.S. Growth Fund
WisdomTree International LargeCap Dividend Fund	WisdomTree Global ex-U.S. Utilities Fund
WisdomTree International MidCap Dividend Fund	WisdomTree Global ex-U.S. Real Estate Fund
WisdomTree International SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund
WisdomTree International Dividend ex-Financials Fund	WisdomTree Commodity Country Equity Fund
WisdomTree Europe SmallCap Dividend Fund WisdomTree Japan Hedged Equity Fund WisdomTree Japan SmallCap Dividend Fund WisdomTree Australia Dividend Fund	Global/Global ex-U.S. WisdomTree Emerging Markets Equity Income Fund WisdomTree Emerging Markets SmallCap Dividend Fund WisdomTree Middle East Dividend Fund WisdomTree India Earnings Fund

Each Fund described in this SAI seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser”) is the investment sub-adviser to each Fund. The Adviser and the Sub-Adviser may be referred to together as the “Advisers”. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of each Fund. Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca, Inc. or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

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PRINCIPAL INVESTMENT STRATEGY

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued. WisdomTree Asset Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to more actively managed investment strategies.

Under normal circumstances, at least 95% of a Fund’s total assets (exclusive of collateral held from securities lending) generally will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as shares in other investment companies, futures contracts, options on futures contracts, options, and swaps.

The International Equity ETFs, from time to time, may have less than 95% of their total assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Equity ETF may not have less than 90% of its total assets invested in securities of its underlying Index.

The International Hedged Equity Fund and Japan Hedged Equity Fund each seek to track the performance of their respective Indexes while at the same time mitigating or “hedging” against currency fluctuations between the value of the U.S. dollar and selected non-U.S. currencies included in their underlying Indexes.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for a Fund.

Funds designated as “International” generally invest in developed markets outside the United States. Funds designated as “Global” generally invest in developed and emerging markets throughout the world, including the United States and other regions.

The WisdomTree India Earnings Fund attempts to achieve its investment objective by investing in securities through the WisdomTree India Investment Portfolio, Inc. (the “India Portfolio”), a wholly-owned subsidiary of the WisdomTree India Earnings Fund. References to the investment strategies and other policies of the India Earnings Fund should be understood to also refer to the strategies and policies of the India Portfolio. The India Portfolio is advised by WisdomTree Asset Management and sub-advised by Mellon Capital.

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GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

An investment in the WisdomTree International Hedged Equity Fund or the Japan Hedged Equity Fund should be made with the understanding that these Funds attempt to minimize or “hedge” against changes in the value of the U.S. dollar against specified non-U.S. currencies and Japanese yen, respectively. The other International Equity ETFs do not seek to hedge against such fluctuations.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In recent years, domestic and foreign markets have experienced extreme volatility and turmoil. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its total assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

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SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

CURRENCY TRANSACTIONS. The International Equity ETFs may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than the International Hedged Equity Fund and the Japan Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies. The International Hedged Equity Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Japan Hedged Equity Fund invests in various types of currency contracts to hedge against changes in the value of the U.S. dollar again the Japanese yen.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the counterparty) based on the market value or level of a specified currency. In return, the counterparty agrees to make payment to the first party based on the return of a different specified currency. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. These contracts typically are settled by physical delivery of the underlying currency or currencies in the amount of the full contract value.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may be in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

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DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. A Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, a Fund must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, a Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify these policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies (e.g., the U.S. dollar and the Brazilian Real). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder. The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from a Fund’s underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

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Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of a Fund’s shares to decline.

EXCHANGE-TRADED NOTES. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Each Fund may purchase or otherwise invest in shares of affiliated exchange-traded funds (“ETFs”) and affiliated money market funds.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The International Equity ETFs invest primarily in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Equity ETFs to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The Emerging Markets SmallCap Dividend, Emerging Markets Equity Income, India Earnings and Middle East Dividend Funds invest primarily in markets that are considered to be “emerging.” In addition, all of the Global Funds may invest in companies organized in emerging market nations. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets.

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Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Frontier Markets Securities. The Middle East Dividend Fund invests primarily in countries that are generally considered to be “frontier markets.” The economies of frontier markets included in the WisdomTree Middle East Dividend Index (i.e., Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar and the United Arab Emirates) generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices and, therefore, prices of Fund shares. Investments in certain frontier market countries are restricted or controlled to varying extents. At times, these restrictions or controls may limit or prevent foreign investment and/or increase the investment costs and expenses of the Fund. Frontier markets may be subject to greater political instability, threat of war or terrorism and government intervention than more developed markets, including many emerging market economies. Frontier markets generally are not as correlated to global economic cycles as those of more developed countries. These and other factors make investing in the frontier market countries significantly riskier than investing in developed market and emerging market countries.

Certain frontier countries impose additional restrictions, such as requiring governmental approval prior to investments by foreign persons, limiting the amount of investments by foreign persons in a particular issuer, limiting investments by foreign persons to a particular class of securities of an issuer that may have less advantageous rights than other classes, and imposing additional taxes. For countries that require prior government approval, delays in obtaining such approval would delay investments, and consequently the Fund may be unable to invest in all of the securities included in the Index until such approval is final. This could increase Index tracking error. Some frontier countries may also limit investment in issuers in industries considered essential to national interests and may require governmental approval for the repatriation of investment income, capital or the proceeds of security sales by foreign investors, including the Fund. Some frontier country governments may levy certain taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will decrease the income generated from investments in such countries.

Some banks that are eligible foreign sub-custodians in frontier markets may have been organized only recently or may otherwise not have extensive operating experience. There may also be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian, such as in cases where the sub-custodian becomes bankrupt. Settlement systems may not be as established as in developed markets or even emerging markets. As a result, settlements may be delayed and cash or Fund securities may be jeopardized because of system defects. In addition, the laws of certain countries in which the Fund invests may require the Fund to release local shares before receiving cash payment, or to make cash payment before receiving local shares. This increases the risk of loss to the Fund.

The Fund invests in some frontier countries that use share blocking. “Share blocking” refers to the practice of predicating voting rights related to an issuer’s securities on those securities being blocked from trading at the custodian or sub-custodian level for a period of time near the date of a shareholder meeting. Such restrictions have the potential to effectively prevent securities from being voted and from trading within a specified number of days before, and in some cases after, the shareholder meeting. Share blocking may preclude the Fund from purchasing or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. Although practices may vary by market, a blocking period may last from one day to several weeks. Once blocked, the block may be removed only by withdrawing a previously cast vote or abstaining from voting completely, a process that may be burdensome. In certain countries, the block cannot be removed. Share blocking may impose operational difficulties on the Fund, including the potential effect that a block would have on pending trades. Share blocking may cause pending trades to fail or remain unsettled for an extended period of time. Trade failures may also expose the transfer agent and the Fund to situations in which a counterparty may have the right to go to market, buy a security at the current market price and have any additional expense borne by the Fund or transfer agent if the counterparty is unable to deliver shares after a certain period of time. The Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in share blocking proxy markets. These and other factors could have a negative impact on Fund performance.

Investments in Australia. The WisdomTree Australia Dividend Fund invests primarily in companies organized in Australia. Certain of the International Equity ETFs, such as the Asia Pacific ex-Japan Fund, DEFA Equity Income Fund, and Global ex-U.S. Real Estate Fund, may invest in companies organized and listed in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government. These risks include (i) investment and repatriation controls, which could make it harder for a Fund to track its underlying Index and decrease a Fund’s tax efficiency;

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(ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. Certain of the International Equity ETFs, such as the Global ex-U.S. Real Estate Fund and the Asia Pacific ex-Japan Fund, may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

Investments in France. France is a member of the European Economic and Monetary Union (“EMU”). EMU member countries share coordinated economic policies and a common currency. As a result, the economy of France may be significantly affected by changes in the economies of the EMU members or other European countries. These and other factors could have a negative impact on a Fund’s performance.

Investments in Germany. Germany is a member of the EMU. EMU member countries share coordinated economic policies and a common currency. As a result, the economy of Germany may be significantly affected by changes in the economies of the EMU members or other European countries. Challenges related to the rebuilding of infrastructure and unemployment in the former area of East Germany may also impact the economy of Germany. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. The India Earnings Fund invests primarily in companies organized in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets.

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Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of a Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. In the past year there have been several significant proposals to tax regulations that could significantly increase the level of taxes on investment. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of a Fund’s portfolio or inhibit a Fund’s ability to achieve its investment objective. A Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, a Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, a Fund may maintain a higher cash position than it otherwise would, or a Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on a Fund’s performance.

Investments in Japan. The Japan Hedged Equity Fund and the Japan SmallCap Dividend Fund invest primarily in companies organized in Japan, and certain of the International Equity ETFs, such as the International MidCap Dividend Fund and International SmallCap Dividend Fund, may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in the Middle East. The Middle East Dividend Fund invests in companies organized and listed in various countries in the Middle East. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. Markets in the Middle East generally have lower trading volumes and greater potential for illiquidity and price volatility than more developed markets. These markets also have a smaller number of issuers and participants and therefore may also be affected to a greater extent by the actions of a small number of issuers and investors. A significant change in cash flows investing in these markets could have a substantial effect on local stock prices. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. They may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of these countries to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. The legal systems in certain Middle Eastern countries may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than the Fund’s actual investment in that corporation. Similarly, the rights of investors in Middle

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Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain and/or enforce a judgment in a Middle Eastern country. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on a Fund’s performance.

Investments in Taiwan. Certain of the International Equity ETFs, such as the Emerging Markets Equity Income Fund and Emerging Markets SmallCap Dividend Fund, may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on a Fund’s performance.

Investments in the United Kingdom. Certain of the International Equity ETFs, such as the Europe SmallCap Dividend Fund, DEFA Fund, DEFA Equity Income Fund, International LargeCap Dividend Fund, and International MidCap Dividend Fund, may invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund’s performance.

PARTICIPATION CERTIFICATES. The Middle East Dividend Fund may invest in participation certificates (“Participation Certificates”) as a substitute for investing directly in securities. These instruments are also referred to as “Participation Notes.” Participation Certificates are certificates or notes issued by banks or broker-dealers and are designed to provide returns corresponding to the performance of an underlying equity security or market. Participation Certificates are subject to the risk that the issuer of the note will default on its obligation, in which case the Fund could lose the entire value of its investment. The use of Participation Certificates can increase tracking error relative to an Index. A holder of a Participation Certificate that is linked to an underlying security may receive any dividends paid in connection with the underlying security. However, a holder of a Participation Certificate does not have voting rights, as the holder would if it owned the underlying security directly. Investing in a Participation Certificate may subject the Fund to counterparty risk. In addition, there can be no assurance that the trading price of a Participation Certificate will be equal to the underlying value of the company or market that it seeks to replicate. The Fund will be relying on the creditworthiness of the counterparty issuing the Participation Certificate and would lose its investment if such counterparty became insolvent. The Fund will have no rights against the issuer of the underlying security. A Participation Certificate may also include transaction costs in addition to those applicable to a direct investment in securities. The markets on which the Participation Certificates are traded may be less liquid than the markets for other securities due to liquidity and transfer restrictions. The markets for Participation Certificates typically are “over the counter” and may be less transparent than the markets for listed securities. This may limit the availability of pricing information and may make it more difficult for the Fund to accurately value its investments in Participation Certificates. This may increase tracking error relative to the Index.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. The Global ex-U.S. Real Estate Fund generally invests a significant percentage of its assets in REITs. Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

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REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and Mellon Capital’s role in implementing such guidelines.

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Mellon Capital, through its participation on The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a proxy voting policy (“Proxy Voting Policy”), related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take action on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, predetermined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473 or by writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-9473. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisers. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to each Fund is any day on which its respective Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

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Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisers, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Funds’ Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at www.wisdomtree.com.

The WisdomTree Indexes are “fundamentally weighted.” The Indexes differ from most traditional indexes in that the proportion, or weighting, of the securities in each Index is based on a measure of fundamental value, such as dividends or earnings. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The “Dividend Indexes” are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Dividend Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yields.

The “Earnings Indexes” weight securities based on either the amount of earnings of the companies in each Index or the earnings yields of such companies. This means that securities of companies that have higher earnings or earnings yields generally will be more heavily weighted in each Earnings Index and Fund. To determine a company’s earnings, each Earnings Index, except as noted, currently uses the concept of “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The LargeCap Growth and LargeCap Value Indexes are considered to be “Earnings Indexes.” For these two Indexes and their respective Funds, “earnings” is defined as a company’s reported net income, excluding special items, applicable to common shareholders.

The India Earnings Index weights companies based on earning in their fiscal year prior to the annual Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

The DEFA International Hedged Equity Index is designed to provide exposure to equity securities in Europe, Far East Asia and Australasia, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these regions. The Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The DEFA International Hedged Equity Index and the Japan Hedged Equity Index seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

WisdomTree Indexes are generally based on selection processes that draw from one of the following five comprehensive, fundamental indexes: (i) the WisdomTree Dividend Index; (ii) the WisdomTree Earnings Index; (iii) the WisdomTree DEFA Index; (iv) the WisdomTree Emerging Markets Index; and (v) the WisdomTree Global Dividend Index. Eligibility for inclusion in these broad-based baskets is detailed below.

Component Selection Criteria.

WisdomTree U.S. Dividend Indexes: Eligibility requirements for inclusion within one of the WisdomTree U.S. Dividend Indexes generally include: (i) incorporation in the United States; (ii) listing on the NYSE, AMEX or NASDAQ Global Market;

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(iii) payment of regular cash dividends on shares of common stock in the 12 months preceding the annual rebalance, which takes place in December; (iv) market capitalization of at least $100 million by the “Screening Point” (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (v) average daily dollar volume of at least $100,000 for three months preceding the Screening Point. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree U.S. Earnings Indexes: Eligibility requirements for inclusion within one of the WisdomTree U.S. Earnings Indexes generally include: (i) incorporation in the United States; (ii) listing on the NYSE, AMEX or NASDAQ Global Market; (iii) market capitalization of at least $100 million by the “Screening Point” (the duration of time after the close of trading on the last trading day of November, and before the open of trading on the next trading day); (iv) average daily dollar volume of at least $200,000 for each of the six months preceding the Screening Point; (v) a P/E ratio of at least 2x as of the Screening Point; and (vi) generation of positive earnings on a cumulative basis in the most recent four quarters preceding the annual Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Common stocks, tracking stocks, and holding companies are eligible for inclusion. REITs, ADRs, GDRs, EDRs and NVDRs are excluded, as are limited partnerships, limited liability companies, royalty trusts, preferred stocks, closed-end funds and ETFs. Derivative securities, such as warrants and rights, are not eligible.

WisdomTree Developed International Dividend Indexes: Eligibility requirements for inclusion within one of the WisdomTree International Dividend Indexes generally include: (i) incorporation in one of 16 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual rebalance; (iii) market capitalization of at least $100 million on the International Screening Point; (iv) average daily dollar volume of at least $100,000 for three months preceding the International Screening Point; and (v) trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Common stocks, REITs, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

WisdomTree Emerging Market Dividend Indexes: Eligibility requirements for inclusion within one of the WisdomTree Emerging Market Dividend Indexes generally include: (i) payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual rebalance in June; (ii) market capitalization of at least $200 million at the Emerging Market Screening Point; (iii) average daily trading volume of at least $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) incorporation within one of 18 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand,b Turkey); and (v) trading of at least 250,000 shares per month for each of the six months preceding the “Emerging Market Screening Point” for component securities. Specific country restrictions include: (i) with respect to China, only companies incorporated in China and that trade on the Hong Kong Stock Exchange are eligible for inclusion; (ii) in India, only securities whose foreign ownership restrictions have yet to be breached are eligible for inclusion within the Index; (iii) Argentina and Russia: ADRs or GDRs are used. ADRs and GDRs are not used for companies within any other countries. Passive foreign investment companies, limited partnerships, limited liability companies, royalty trusts, preferred stock, rights, and other derivative securities are all excluded.

WisdomTree Global Dividend Indexes: The WisdomTree Global Dividend Index consists of companies included in WisdomTree’s three primary dividend indexes: in the United States, the WisdomTree Dividend Index; in the developed world, the WisdomTree DEFA Index; and in the emerging markets, the WisdomTree Emerging Markets Dividend Index. Companies are weighted in the Index based on annual cash dividends paid. Each Global Index described herein is a subset of the WisdomTree Global Dividend Index.

Annual Index Rebalance. The WisdomTree Indexes are “rebalanced” or “reconstituted” on an annual basis. New securities are added to the Indexes only during the annual rebalance. The annual rebalance of the U.S. Dividend and Earnings Indexes takes place in December of each year, except that the annual rebalance of the WisdomTree LargeCap Growth and LargeCap Value Indexes takes place in April. The annual rebalance of the International Indexes takes place in June of each year, except that the annual rebalance of the WisdomTree India Earnings Index takes place in September of each year.

During the annual rebalance, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index, and securities that do not meet such requirements are dropped from the applicable Index.

The approximate number of components of each Index as disclosed herein are as of the most recently completed fiscal year end.

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Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter, and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Except as otherwise noted, for all indexes deriving from the WisdomTree DEFA Index, WisdomTree Emerging Markets Dividend Index (except the WisdomTree Middle East Dividend Index), WisdomTree Global Dividend Index, WisdomTree U.S. Dividend Indexes and WisdomTree U.S. Earnings Indexes, the maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. Note, limitations on country weightings are not applicable to U.S. Indexes. In addition, limitations on sector and country weightings do not apply when the name of such sector(s) or country(ies) appear in the Index’s name. With respect to the WisdomTree Middle East Dividend Index, if at the time of the annual Index rebalance any country has a weight of over 33% of the Index, the weight of such country shall be reduced to 25% at the annual Index rebalance.

Index Availability: Most WisdomTree Indexes are calculated and disseminated throughout each day the NYSE is open for trading. Certain exceptions are calculated only on an end-of-day basis due to differences in time zone and the fact that these markets are not open during the NYSE’s market hours. These specific exceptions include: (i) WisdomTree Asia Pacific ex-Japan Index; (ii) WisdomTree Australia Dividend Index; (iii) WisdomTree Middle East Dividend Index; (iv) WisdomTree India Earnings Index (v) WisdomTree Japan Hedged Equity Index; and (vi) WisdomTree Japan SmallCap Dividend Index.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtree.com/etfs/index-notices.aspx prior to implementation. Sixty days notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodology.

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WISDOMTREE U.S. DIVIDEND INDEXES

WisdomTree Dividend Index

Number of Components: approximately 1,280

Index Description. The WisdomTree Dividend Index is a fundamentally-weighted index that defines the dividend-paying portion of the U.S. stock market. The Index is dividend weighted as of the annual Index measurement date to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. Each U.S. Dividend Index is derived from the WisdomTree Dividend Index.

WisdomTree Equity Income Index

Number of Components: approximately 346

Index Description. The WisdomTree Equity Income Index is comprised of the highest-yielding stocks within the WisdomTree Dividend Index that meet specified requirements as of the annual Index measurement date. The Index is created by selecting from the WisdomTree Dividend Index those companies with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Dividend ex-Financials Index

Number of Components: approximately 85

Index Description. The WisdomTree Dividend ex-Financials Index is comprised of the 10 highest dividend-yielding companies in each sector, selected from three hundred largest companies by market value in the WisdomTree Dividend Index outside financials. The Dividend ex-Financials Index is the only one of the U.S. Dividend Indexes that is not weighted by the dollar value of cash dividends to be paid. A component company’s weight in the Dividend ex-Financials Index is determined by dividing its indicated annual dividend yield by the sum of all the indicated annual dividend yields for all the component companies in the Index.

WisdomTree LargeCap Dividend Index

Number of Components: approximately 299

Index Description. The WisdomTree LargeCap Dividend Index is comprised of companies that pay regular cash dividends from the large-capitalization segment of the WisdomTree Dividend Index. The Index consists of the 300 companies in the WisdomTree Dividend Index with the highest market capitalizations as of the annual Index measurement date. Companies in the Index are weighted based on their projected cash dividends as of the Index measurement date. The Index consists of large-capitalization securities.

WisdomTree MidCap Dividend Index

Number of Components: approximately 355

Index Description. The WisdomTree MidCap Dividend Index is comprised of companies that pay regular cash dividends from the mid-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the annual Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree MidCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Dividend Index

Number of Components: approximately 626

Index Description. The WisdomTree SmallCap Dividend Index is comprised of companies that pay regular cash dividends from the small-capitalization segment of the WisdomTree Dividend Index. The Index is created by first removing the 300 companies with the highest market capitalizations as of the annual Index measurement date from the WisdomTree Dividend Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Dividend Index as of the Index measurement date are included in the WisdomTree SmallCap Dividend Index. Companies are weighted in the Index based on their projected cash dividends as of the Index measurement date. The Index includes primarily small-capitalization securities.

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WISDOMTREE U.S. EARNINGS INDEXES

WisdomTree Earnings Index

Number of Components: approximately 2,096

Index Description. The WisdomTree Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the broad U.S. stock market. The Index consists of companies that: (i) are incorporated in the United States (including Puerto Rico); (ii) are listed on the NYSE or NASDAQ Market; (iii) have generated positive earnings on a cumulative basis in their most recent four fiscal quarters preceding the annual Index measurement date; (iv) have a market capitalization of at least $100 million on the Index measurement date; (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date; and (vi) have a price to earnings ratio (“P/E ratio”) of at least two as of the Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. Companies are weighted in the Index based on their earnings over the four quarters preceding the Index measurement date. The Index includes large-capitalization, mid-capitalization and small-capitalization securities and is, in this sense, an earnings-weighted index for the broad U.S. market.

WisdomTree Earnings 500 Index

Number of Components: approximately 499

Index Description. The WisdomTree Earnings 500 Index is a fundamentally weighted index that is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index consists of the 500 largest companies ranked by market capitalization in the WisdomTree Earnings Index as of the annual Index measurement date. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily large-capitalization securities.

WisdomTree MidCap Earnings Index

Number of Components: approximately 624

Index Description. The WisdomTree MidCap Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the annual Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the top 75% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree MidCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily mid-capitalization securities.

WisdomTree SmallCap Earnings Index

Number of Components: approximately 973

Index Description. The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is created by first removing the 500 companies with the highest market capitalizations as of the annual Index measurement date from the WisdomTree Earnings Index. Those companies that comprise the bottom 25% of the remaining market capitalization of the WisdomTree Earnings Index are included in the WisdomTree SmallCap Earnings Index. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters preceding the Index measurement date. For these purposes, “earnings” are determined using a company’s “Core Earnings.” Core Earnings is a standardized calculation of earnings developed by S&P that is designed to include expenses, incomes and activities that reflect the actual profitability of a company’s ongoing operations. The Index includes primarily small-capitalization securities.

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WisdomTree LargeCap Value Index

Number of Components: approximately 295

Index Description. The WisdomTree LargeCap Value Index is a fundamentally weighted index that is comprised of large-capitalization value companies. The WisdomTree LargeCap Value Index consists of U.S. companies that have positive cumulative earnings over the last four fiscal quarters and that meet WisdomTree Investments’ market capitalization, liquidity, and other requirements as of the annual Index measurement date. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders. WisdomTree Investments creates a “value” score for each company based on the company’s P/E ratio, Price to Sales Ratio, and Price to Book Value and one year change in stock price. The top 30% of companies with the highest value scores within the 1,000 largest companies by market capitalization are included in the WisdomTree LargeCap Value Index. Companies are weighted annually in the WisdomTree LargeCap Value Index based on earnings.

WisdomTree LargeCap Growth Index

Number of Components: approximately 292

Index Description. The WisdomTree LargeCap Growth Index is a fundamentally weighted index that is comprised of growth companies within the broad U.S. stock market. The Index consists of companies that are listed on major exchanges in the United States and that pass WisdomTree Investments’ market capitalization, liquidity and selection requirements. To be included in the Index, companies must have generated earnings on a cumulative basis in their prior four fiscal quarters. Of the eligible companies, the 1,000 largest by market capitalization are ranked based on a score comprised of four growth metrics, which include annual earnings per share growth, annual sales per share growth, annual book value per share growth, and annual stock price growth. The top 30% ranked by a composite of these four growth metrics are selected for inclusion. Companies are weighted in the Index based on their earnings over their most recent four fiscal quarters prior to the annual Index measurement date, which occurs in April. For these purposes, “earnings” are determined using a company’s reported net income, excluding special items, applicable to common shareholders over their four most recent fiscal quarters.

WISDOMTREE INTERNATIONAL DIVIDEND INDEXES

Developed World ex-U.S.

WisdomTree DEFA Index

Number of Components: approximately 2,095

Index Description. The WisdomTree DEFA Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends on shares of common stock and that meet certain other requirements. To be included in the WisdomTree DEFA Index, companies must be incorporated in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Hong Kong, Singapore, or Australasia, and must be listed on a major securities exchange in one of those countries. Companies must have paid at least $5 million in cash dividends on their common stock as of the most recent annual Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree DEFA Equity Income Index

Number of Components: approximately 573

Index Description. The WisdomTree DEFA Equity Income Index is comprised of the highest-dividend-yielding stocks within the WisdomTree DEFA Index that meet specified requirements as of the annual Index measurement date. The Index is created by selecting from the WisdomTree DEFA Index those companies with market capitalizations of at least $200 million and average daily dollar trading volumes of at least $200,000 for the three months prior to the Index measurement date. The top 30% of these companies ranked by dividend yield are included in the Index. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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WisdomTree DEFA International Hedged Equity Index

Number of Components: approximately 2,095

Index Description. The WisdomTree DEFA International Hedged Equity Index is designed to provide exposure to non-U.S. equity securities in developed markets outside of the U.S. and Canada, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies represented in the Index. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The WisdomTree DEFA International Hedged Equity Index seeks to track the performance of dividend-paying companies that is attributable solely to stock prices.

The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged index when the U.S. dollar is falling in value relative to foreign currencies (e.g., the euro is rising relative to the U.S. dollar). Of course, there can be no guarantee that the Index will achieve its objectives.

To be included in the WisdomTree DEFA International Hedged Equity Index, companies must be incorporated and listed for trading in one of 16 developed-market European countries represented by the WisdomTree Europe Dividend Index (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Israel, Japan, Hong Kong, Singapore, or Australasia. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent annual Index measurement date and must also satisfy specified liquidity and other requirements. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index applies an applicable published WM/Reuters one-month currency forward rate to the total equity exposure of each country in the Index to adjust the value of each currency against the U.S. dollar.

WisdomTree International Dividend ex-Financials Index

Number of Components: approximately 87

Index Description. The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding stocks in the developed world ex-U.S. and Canada, outside the financial sector. Stocks selected for the Index are chosen from the 300 largest non-financial companies within the WisdomTree DEFA Index as of the annual Index measurement date. To ensure that no one sector dominates the weight of the portfolio, the 10 highest-dividend-yielding stocks from each of the remaining sectors are selected for inclusion. Components in the Index are weighted annually, based on dividend yield. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes large-capitalization and mid-capitalization securities.

WisdomTree International LargeCap Dividend Index

Number of Components: approximately 295

Index Description. The WisdomTree International LargeCap Dividend Index is comprised of companies that pay regular cash dividends from the large-capitalization segment of Europe, Israel, Far East Asia and Australasia. The Index is created by selecting from the WisdomTree DEFA Index the 300 companies in the Index with the highest market capitalizations as of the annual Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes primarily large-capitalization securities.

WisdomTree International MidCap Dividend Index

Number of Components: approximately 610

Index Description. The WisdomTree International MidCap Dividend Index is comprised of companies that pay regular cash dividends from the mid-capitalization segment of markets in Europe, Israel, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the annual Index measurement date. Those companies that comprise the top 75% of the remaining market capitalization of this group are included in the WisdomTree International MidCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes primarily mid-capitalization securities.

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WisdomTree International SmallCap Dividend Index

Number of Components: approximately 1,190

Index Description. The WisdomTree International SmallCap Dividend Index is comprised of companies that pay regular cash dividends from the small-capitalization segment of markets in Europe, Israel, Far East Asia and Australasia. The Index is created by first removing from the WisdomTree DEFA Index the 300 companies with the highest market capitalizations as of the annual Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree International SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes primarily small-capitalization securities.

WisdomTree Europe SmallCap Dividend Index

Number of Components: approximately 344

Index Description. The WisdomTree Europe SmallCap Dividend Index is comprised of small-capitalization companies incorporated in Western Europe that pay regular cash dividends on shares of common stock and meet specified requirements as of the annual Index measurement date. The Index is created by first removing from the WisdomTree Europe Dividend Index the 300 companies with the highest market capitalizations as of the Index measurement date. Those companies that comprise the bottom 25% of the remaining market capitalization of this group are included in the WisdomTree Europe SmallCap Dividend Index. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Western Europe.

WisdomTree Japan Hedged Equity Index

Number of Components: approximately 872

Index Description. The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. Constituent stocks are of companies within the WisdomTree Japan Dividend Index where they are weighted based on annual cash dividends paid.

The Index “hedges” against fluctuations in the relative value of the yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

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WisdomTree Japan SmallCap Dividend Index

Number of Components: approximately 576

Index Description. The WisdomTree Japan SmallCap Dividend Index is comprised of small-capitalization companies incorporated in Japan that pay regular cash dividends on shares of common stock and meet specified requirements as of the annual Index measurement date. The Index is created by first removing the 300 companies with the highest market capitalizations as of the Index measurement date from the WisdomTree Japan Dividend Index. The remaining companies are then weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

The Index includes primarily small-capitalization securities. In this sense, it is a dividend-weighted small-cap index for the dividend-paying segment of Japan.

WisdomTree Australia Dividend Index

Number of Components: approximately 66

Index Description. The WisdomTree Australia Dividend Index is a fundamentally weighted index that is comprised of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of $1.0 billion. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization as of the annual Index measurement date. Other eligibility criteria include: (i) payment of at least $5 million in cash dividends in the annual cycle prior to the Index Measurement Date and (ii) average daily dollar volume of at least $100,000 for three months preceding the International Screening Point. Weighting is by dividend yield. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates.

Global/Global ex-U.S.

WisdomTree Global Equity Income Index

Number of Components: approximately 678

Index Description. The WisdomTree Global Equity Income Index, also referred to as the “Global High-Yielding Equity Index,” is a fundamentally weighted index that is comprised of high dividend-yielding companies in the U.S., developed and emerging markets. Companies in the WisdomTree Global Equity Income Index must meet WisdomTree Investments’ market capitalization, liquidity, and other requirements. At the Global Equity Income annual Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index is composed of primarily large-capitalization and mid-capitalization securities.

WisdomTree Asia Pacific ex-Japan Index

Number of Components: approximately 297

Index Description. The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in the Asia Pacific region (excluding Japan). The Index includes companies incorporated in one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan, and Thailand. The Index consists of the 300 qualifying companies with the highest market capitalizations as of the annual Index measurement date. Companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Global ex-U.S. Growth Index

Number of Components: approximately 291

Index Description. The WisdomTree Global ex-U.S. Growth Index is a fundamentally weighted index that is comprised of growth companies in the developed and emerging markets outside of the United States. The WisdomTree Global ex-U.S. Growth Index consists of dividend-paying companies that pass WisdomTree Investments’ market capitalization, liquidity, and other requirements. WisdomTree Investments creates a “growth” score for each company based on the company’s earnings per share, sales per share, book value per share and price per share. The top 30% of companies with the highest growth scores within the 1,000 largest companies by market capitalization as of the annual Index measurement date are included in the WisdomTree Global ex-U.S. Growth Index. Companies are weighted in the WisdomTree Global ex-U.S. Growth Index annually based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

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WisdomTree Commodity Country Equity Index

Number of Components: approximately 157

Index Description. The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies from “commodity countries.” For these purposes, a “commodity country” is a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and stock market returns. Conversely, declines in the demand for, or price of, such commodities can have a negative impact on a country’s economy and stock price returns. The Index is comprised of dividend-paying companies (ranked by market capitalization) from each of the following commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia and South Africa. Each country has an allocation of approximately 12.5% within the Index as of the annual Index measurement date. Up to 20 qualifying companies may be included in each country allocation. Companies are weighted within each country allocation based on annual cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Global Natural Resources Index

Number of Components: approximately 99

Index Description. The WisdomTree Global Natural Resources Index is a fundamentally weighted index that is comprised of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The one hundred largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index as of the annual Index measurement date are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the most recent Index measurement date. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates.

WisdomTree Global ex-U.S. Utilities Index

Number of Components: approximately 96

Index Description. The WisdomTree Global ex-U.S. Utilities Index is comprised of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. Companies are selected from within the WisdomTree World ex-U.S. Index.

Companies within the WisdomTree World ex-U.S. Index are ranked by market capitalization as of the annual Index measurement date. The one hundred largest Utilities are included within the WisdomTree Global ex-U.S. Utilities Index. Weighting within the Index is based on dividend yield. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates.

WisdomTree Global ex-U.S. Real Estate Index

Number of Components: approximately 156

Index Description. The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. Companies are selected from the WisdomTree World ex-U.S. Index.

Constituents will be amongst the following types of companies: real estate operating companies, real estate developing companies, or diversified REITs. The WisdomTree Global ex-U.S. Real Estate Index also includes companies that may be classified as Passive Foreign Investment Companies. Market capitalization as of the annual Index measurement date must be greater than $1 billion and weighting is based on regular cash dividends paid. The maximum weight of any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, country weights may fluctuate above 25% between annual Index rebalance dates. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

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Emerging/Frontier Markets

WisdomTree Emerging Markets Equity Income Index

Number of Components: approximately 356

Index Description. The WisdomTree Emerging Markets Equity Income Index is comprised of emerging market stocks with relatively high dividend yields. Companies in the Index must meet specified liquidity and other requirements as of the annual Index measurement date. The Index is created by selecting the top 30% of Index constituents ranked by dividend yield from the WisdomTree Emerging Markets Dividend Index. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

WisdomTree Emerging Markets SmallCap Dividend Index

Number of Components: approximately 694

Index Description. The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that is comprised small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand or Turkey. Companies must have paid at least $5 million in cash dividends on their common stock in the 12 months prior to the most recent Index measurement date. Companies are weighted in the Index based on regular cash dividends paid. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates. The Index is composed of primarily small-capitalization stocks.

WisdomTree Middle East Dividend Index

Number of Components: approximately 54

Index Description. The WisdomTree Middle East Dividend Index is a fundamentally weighted index that is comprised of companies in the Middle East region that pay regular cash dividends on shares of their common stock and that meet specified requirements as of the annual Index measurement date. Companies eligible for inclusion in the Index must be incorporated in and have their shares listed on a major stock exchange in Bahrain, Egypt, Jordan, Kuwait, Morocco, Oman, Qatar, or the United Arab Emirates (including Abu Dhabi and Dubai). As of the Index measurement date, shares of companies must be eligible to be purchased by foreign investors. Companies must have paid at least $5 million in cash dividends on their common stock in the annual cycle prior to the most recent Index measurement date. Companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Companies are weighted in the Index based on regular cash dividends paid in the annual cycle prior to the Index measurement date. Country weights are capped so that no country’s weight in the Index exceeds 33% as of the annual Index measurement date.

WISDOMTREE INTERNATIONAL EARNINGS INDEX

WisdomTree India Earnings Index

Number of Components: approximately 271

Index Description. The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of profitable companies incorporated and traded in India that are eligible to be purchased by foreign investors and that meet specific other criteria developed by WisdomTree Investments. The Index consists of companies that: (i) are incorporated in India; (ii) are listed on a major stock exchange in India; (iii) have generated at least $5 million in earnings in their fiscal year prior to the annual Index measurement date; (iv) have a market capitalization of at least $200 million on the Index measurement date; (v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date; (vi) have traded at least 250,000 shares per month for each of the six months prior to the index measurement date; and (vii) have a P/E ratio of at least two as of the Index measurement date. Companies are weighted in the Index based on earnings in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” are determined using a company’s reported net income. Only common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index. The Index includes large-capitalization, mid-capitalization and small-capitalization securities.

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INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days’ prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

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CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

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The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, birth years, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (75 percent) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

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Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	48	Director, WisdomTree Investments, Inc.

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006-present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet, Inc., 2009 to 2012; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc.	48	Trustee, GLG Investment Series Trust; and Trustee, Man Long/ Short Fund

Toni Massaro (1955)**	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	48	None

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	48	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame.

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Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Officers of the Trust

Jonathan Steinberg*** (1964)	President, 2005-present; Trustee, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	48	Director, WisdomTree Investments, Inc.

Amit Muni*** (1969)	Treasurer, Assistant Secretary, 2008-present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	48	None

Richard Morris*** (1967)	Secretary, Chief Legal Officer, 2005-present	General Counsel of WisdomTree Asset Management since 2009; Chief Compliance Officer of WisdomTree Asset Management, Inc. since 2005 and WisdomTree Trust since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	48	None

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of March 31, 2012.

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2012, the Audit Committee held six meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Governance and Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2012, the Governance and Nominating Committee held two meetings.

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Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his/her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Funds because of the experience he has gained as President, Chief Executive Officer and director of WisdomTree Investments, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2005.

The Trust has concluded that Mr. Barton should serve as Trustee of the Funds because of the experience he gained working as both a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Trust since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Trust since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Interested Trustee

Jonathan L. Steinberg	Emerging Markets Local Debt Fund	$1-$10,000	Over $100,000
	Global Equity Income Fund	$10,001-$50,000
	Emerging Markets Equity Income Fund	$50,001-$100,000
	Emerging Markets SmallCap Dividend Fund	$1-$10,000
	SmallCap Earnings Fund	$50,001-$100,000

Independent Trustees

Gregory E. Barton	Total Dividend Fund	Over $100,000	Over $100,000
	DEFA Fund	$10,001-$50,000
	Managed Futures Strategy Fund	$10,001-$50,000
Toni M. Massaro	Dreyfus Emerging Currency Fund	$1-$10,000	Over $100,000
	Equity Income Fund	$10,001-$50,000
	Managed Futures Strategy Fund	$10,001-$50,000
	LargeCap Growth Fund	$1-$10,000
	LargeCap Dividend Fund	$10,001-$50,000
	Emerging Markets SmallCap Dividend Fund	$1-$10,000
Victor Ugolyn	LargeCap Dividend Fund	$10,001-$50,000	$50,001-$100,000
	International LargeCap Dividend Fund	$10,001-$50,000

*	These values are based on the Trustees’ ownership as of 12/31/2011, and are measured by using the NAV as of 6/29/2012.

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Board Compensation. The following table sets forth the compensation paid by the Trust to each Trustee for the fiscal year ended March 31, 2012.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Jonathan Steinberg	$0	None	None	$0

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
Gregory Barton	$144,305	None	None	$144,305
Toni Massaro	$149,896	None	None	$149,896
Victor Ugolyn	$197,485	None	None	$197,485

*	The Trust is the only trust in the “Fund Complex.”

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 29, 2012.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 29, 2012, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Name	DTC Participant Name	Percentage of Ownership
WisdomTree DEFA Fund	BMO HARRIS BANK NA/M&I TRUST C/O ADP PROXY SERVICES 51 MERCEDES WAY EDGEWOOD, NY 11717	5.13%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	14.09%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.24%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	15.04%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	12.15%

	TD AMERITRADE CLEARING, INC. 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	15.29%

32

Name	DTC Participant Name	Percentage of Ownership
WisdomTree DEFA Equity Income Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	13.40%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	6.21%

	FIFTH THIRD BANK MAIL DROP 1MOB2D 5001 KINGSLEY DRIVE CINCINNATI, OH 45227	6.55%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	12.12%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.43%

	BANK OF AMERICA, NA/GWIM TRUST OPERATIONS 1201 MAIN STREET 10TH FLOOR DALLAS, TX 75202	11.49%

33

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Australia Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	12.32%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.06%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	15.15%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.56%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5.41%

	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILION PARKWAY P.O. BOX 12749 ST. PETERSBURG, FL 33716	5.11%

	TD AMERITRADE CLEARING, INC. 1005 N AMERITRADE PLACE BELLEVUE, NE 68005	6.40%

34

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Asia Pacific ex-Japan Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	12.67%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	23.73%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	18.33%

WisdomTree Global Equity Income Fund	BROWN BROTHERS HARRIMAN & CO. 50 MILK STREET BOSTON, MA 02109	7.57%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	20.06%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	7.15%

	J.P. MORGAN CLEARING CORP. 3 CHASE METROTECH CENTER PROXY DEPT./NY1-H034 BROOKLYN, NY 11245-0001	5.76%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	15.82%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	7.74%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.84%

35

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Europe SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	29.08%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	12.55%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	12.55%

WisdomTree Japan Hedged Equity Fund	THE BANK OF NEW YORK MELLON 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	7.69%

	FIDUCIARY SSB 225 FRANKLIN STREET MAO-3 BOSTON, MA 02110	9.74%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	11.88%

	GOLDMAN, SACHS & CO. 30 HUDSON STREET PROXY DEPARTMENT JERSEY CITY, NJ 07302	15.41%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	7.12%

	UBS FINANCIAL SERVICES INC 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	6.13%

WisdomTree Global ex-U.S. Growth Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	17.89%

36

Name	DTC Participant Name	Percentage of Ownership
	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	10.62%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	5.70%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	7.99%

	RELIANCE TRUST COMPANY 1100 ABERNATHY ROAD 500 NORTHPARK BUILDING SUITE 400 ATLANTA GA 30328	8.85%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	12.25%

WisdomTree Japan SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	12.06%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.88%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET. 8TH FLOOR JERSEY CITY, NJ 07302	21.28%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.64%

WisdomTree International LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	16.83%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	11.80%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	6.66%

37

Name	DTC Participant Name	Percentage of Ownership
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	7.94%

	THE NORTHERN TRUST COMPANY 801 S CANAL STREET ATTN: CAPITAL STRUCTURES-C1N CHICAGO, IL 60607	5.33%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	8.93%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	11.71%

WisdomTree International Dividend ex-Financials Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	41.29%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	6.57%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	6.29%

WisdomTree International MidCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	24.46%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.26%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	5.69%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	23.58%

38

Name	DTC Participant Name	Percentage of Ownership
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.81%

WisdomTree International SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	25.22%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.02%

	SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	7.96%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	12.66%

	VANGUARD MARKETING CORPORATION 100 VANGUARD BOULEVARD MALVERN, PA 19355	5.74%

WisdomTree Emerging Markets Equity Income Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	15.09%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	7.42%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	11.83%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	8.09%

	UBS FINANCIAL SERVICES INC 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	5.37%

WisdomTree Emerging Markets SmallCap Dividend Fund	BANK OF AMERICA, NA/GWIM TRUST OPERA 1201 MAIN STREET 10TH FLOOR DALLAS, TX 75202	8.16%

39

Name	DTC Participant Name	Percentage of Ownership
	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	15.28%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	5.54%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.46%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	7.58%

WisdomTree India Earnings Fund	THE BANK OF NEW YORK MELLON/MELLON T 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	5.94%

	BROWN BROTHERS HARRIMAN & CO. 50 MILK STREET BOSTON MA 02109	7.28%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	8.31%

	JPMORGAN CHASE BANK, NATIONAL ASSOCI 14201 DALLAS PKWY FLOOR 12 DALLAS, TX 75254	7.23%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	7.10%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5.63%

	STATE STREET BANK AND TRUST COMPANY 1776 HERITAGE DR. NORTH QUINCY, MA 02171	7.85%

40

Name	DTC Participant Name	Percentage of Ownership
WisdomTree Middle East Dividend Fund	THE BANK OF NEW YORK MELLON/MELLON T 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	6.12%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX AZ 85016-1215	14.73%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	7.79%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.25%

	TD AMERITRADE CLEARING, INC. 1005 N AMERITRADE PLACE BELLEVUE, NE 68005	8.59%

WisdomTree Total Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	11.82%

	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	5.45%

	MERRILL LYNCH, PIERCE< FENNER & SMITH 101 HUDSON STREET, 9TH FLOOR JERSEY CITY, NJ 07302	8.29%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.58%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	8.32%

41

Name	DTC Participant Name	Percentage of Ownership
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.20%

	UNION BANK, N.A. 350 CALIFORNIN STREET 8TH FLOOR SAN FRANCISCO, CA 94104	6.48%

WisdomTree Equity Income Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	21.09%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	9.91%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	13.59%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	8.99%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.83%

WisdomTree Dividend Ex-Financials Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	26.09%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	7.16%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	7.27%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	7.47%

42

Name	DTC Participant Name	Percentage of Ownership
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	14.38%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5.24%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.30%

WisdomTree LargeCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	19.09%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.83%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	7.01%

	PNC BANK, NATIONAL ASSOCIATION 800 TINICUM BLVD PHILADELPHIA, PA 19153	8.19%

	STATE STREET BANK AND TRUST COMPANY 1776 HERITAGE DR. NORTH QUINCY, MA 02171	12.24%

WisdomTree MidCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	26.19%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	11.12%

43

Name	DTC Participant Name	Percentage of Ownership
	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	6.13%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	5.49%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.40%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5.19%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	6.22%

WisdomTree SmallCap Dividend Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	22.21%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	11.59%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON STREET, 8TH FLOOR JERSEY CITY, NJ 07302	6.21%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	5.47%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.97%

44

Name	DTC Participant Name	Percentage of Ownership
	UBS FINANCIAL SERVICES INC. 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	5.79%

WisdomTree Total Earnings Fund	THE BANK OF NEW YORK MELLON/MELLON T 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	20.60%

	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	6.53%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	35.69%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9.08%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.85%

WisdomTree Earnings 500 Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	25.41%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	6.12%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	12.93%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	23.08%

WisdomTree MidCap Earnings Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	27.81%

45

Name	DTC Participant Name	Percentage of Ownership
	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	5.38%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	12.40%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	6.03%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.42%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	5.54%

WisdomTree SmallCap Earnings Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	29.96%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.52%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	5.84%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	13.47%

46

Name	DTC Participant Name	Percentage of Ownership
	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	7.86%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.37%

WisdomTree LargeCap Value Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	7.79%

	THE BANK OF NEW YORK MELLON 525 WILLIAM PENN PLACE SUITE 153-0400 PITTSBURGH, PA 15259	7.62%

	E*TRADE CLEARING LLC 34 EXCHANGE PLACE PLAZA II JERSEY CITY, NJ 07311	5.91%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	11.87%

	MERRILL LYNCH, PIERCE FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	11.01%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	9.83%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9.31%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.03%

	UBS SECURITIES LLC 480 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.03%

47

Name	DTC Participant Name	Percentage of Ownership
WisdomTree LargeCap Growth Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	9.40%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	8.89%

	JPMORGAN CHASE BANK, NATIONAL ASSOCI 14201 DALLAS PKWY FLOOR 12 DALLAS, TX 75254	7.32%

	LPL FINANCIAL CORPORATION 9785 TOWNE CTR DRIVE SAN DIEGO, CA 92121-1968	7.59%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	5.73%

	MERRILL LYNCH, PIERCE FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	13.18%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK,NY 10281	5.63%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	8.75%

48

Name	DTC Participant Name	Percentage of Ownership
	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	10.69%

WisdomTree Commodity Country Equity Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	10.802%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	6.71%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	10.47%

	MERRILL LYNCH, PIERCE FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	6.72%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	18.67%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	5.45%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	6.19%

WisdomTree International Hedged Equity Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	6.02%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	9.73%

49

Name	DTC Participant Name	Percentage of Ownership
	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	62.74%

WisdomTree Global Natural Resources Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	16.43%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	6.48%

	MERRILL LYNCH, PIERCE, FENNER & SMITH 101 HUDSON ST 9TH FL JERSEY CITY, NJ 07302	9.24%

	MERRILL LYNCH, PIERCE FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	6.57%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	10.99%

	PERSHING LLC SECURITIES CORPORATION 1 PERSHING PLAZA JERSEY CITY, NJ 07399	7.66%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.36%

	UBS FINANCIAL SERVICES INC. 1200 HARBOR BLVD WEEHAWKEN, NJ 07086	5.50%

WisdomTree Global ex-U.S. Utilities Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	12.09%

50

Name	DTC Participant Name	Percentage of Ownership
	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	14.23%

	MERRILL LYNCH, PIERCE FENNER & SMITH 101 HUDSON STREET 8TH FLOOR JERSEY CITY, NJ 07302	8.87%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	17.29%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	5.33%

WisdomTree Global ex-U.S. Real Estate Fund	CHARLES SCHWAB & CO., INC. 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	16.99%

	FIDUCIARY TRUST COMPANY OF BOSTON 175 FEDERAL STREET BOSTON, MA 02110	5.03%

	FIRST CLEARING, LLC ONE NORTH JEFFERSON STREET ST. LOUIS, MO 63103	5.62%

	MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE PURCHASE, NY 10577	5.23%

	NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET NEW YORK, NY 10281	16.51%

	TD AMERITRADE CLEARING, INC 1005 N. AMERITRADE PLACE BELLEVUE, NE 68005	8.63%

51

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee, based on a percentage of the Fund’s average daily net assets, indicated below.

Name of Fund	Management Fee
WisdomTree Total Dividend Fund	0.28%
WisdomTree Equity Income Fund	0.38%
WisdomTree Dividend ex-Financials Fund	0.38%
WisdomTree LargeCap Dividend Fund	0.28%
WisdomTree MidCap Dividend Fund	0.38%
WisdomTree SmallCap Dividend Fund	0.38%
WisdomTree Total Earnings Fund	0.28%
WisdomTree Earnings 500 Fund	0.28%
WisdomTree MidCap Earnings Fund	0.38%
WisdomTree SmallCap Earnings Fund	0.38%
WisdomTree LargeCap Value Fund	0.38%
WisdomTree LargeCap Growth Fund	0.38%
WisdomTree DEFA Fund	0.48%
WisdomTree DEFA Equity Income Fund	0.58%
WisdomTree International Hedged Equity Fund	0.58%*
WisdomTree International Dividend ex-Financials Fund	0.58%
WisdomTree International LargeCap Dividend Fund	0.48%
WisdomTree International MidCap Dividend Fund	0.58%
WisdomTree International SmallCap Dividend Fund	0.58%
WisdomTree Europe SmallCap Dividend Fund	0.58%
WisdomTree Global Equity Income Fund	0.58%
WisdomTree Japan Hedged Equity Fund	0.48%
WisdomTree Japan SmallCap Dividend Fund	0.58%
WisdomTree Global ex-U.S. Growth Fund	0.58%
WisdomTree Australia Dividend Fund	0.58%
WisdomTree Asia Pacific ex-Japan Fund	0.48%
WisdomTree Emerging Markets Equity Income Fund	0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund	0.63%
WisdomTree Middle East Dividend Fund	0.88%*
WisdomTree India Earnings Fund	0.83%*
WisdomTree Commodity Country Equity Fund	0.58%
WisdomTree Global Natural Resources Fund	0.58%
WisdomTree Global ex-U.S. Utilities Fund	0.58%
WisdomTree Global ex-U.S. Real Estate Fund	0.58%

*	On June 29, 2012, shareholders of the WisdomTree International Hedged Equity Fund and WisdomTree Middle East Dividend Fund approved new advisory fees of 0.58% and 0.88%, respectively. On August 8, 2012, shareholders of the India Earnings Fund approved a new advisory fee of 0.83%. Like the other WisdomTree Funds, under the new fee arrangement, the Adviser is responsible for paying all Fund expenses except for certain enumerated expenses, such as distribution fees and extraordinary expenses. Prior to the respective shareholder approval date, the advisory fee was 0.48% for the International Hedged Equity Fund and 0.68% for the Middle East Dividend Fund and the India Earnings Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.58%, 0.88% and 0.88%, respectively.

With respect to each Fund, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected

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with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund through July 31, 2013, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund’s average daily net assets.

The India Portfolio, a wholly-owned subsidiary of the WisdomTree India Earnings Fund through which the Fund invests a portion of its assets, is advised by WisdomTree Asset Management. WisdomTree Asset Management does not receive any additional compensation for advising the India Portfolio.

For the following periods, the Adviser received the following fees:

Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2010	Advisory Fee Period Ended March 31, 2011	Advisory Fee Period Ended March 31, 2012
WisdomTree Total Dividend Fund	6/16/06	$325,223	$403,944	$528,147
WisdomTree Equity Income Fund	6/16/06	491,464	581,824	1,073,575
WisdomTree DEFA Fund	6/16/06	1,906,153	2,002,326	1,900,693
WisdomTree DEFA Equity Income Fund	6/16/06	817,991	712,087	830,776
WisdomTree Australia Dividend Fund	6/16/06	478,866	455,481	332,196
WisdomTree Asia Pacific ex-Japan Fund	6/16/06	515,347	405,416	364,607
WisdomTree Global Equity Income Fund	6/16/06	192,050	331,782	443,128
WisdomTree Europe SmallCap Dividend Fund	6/16/06	143,484	159,468	145,341
WisdomTree Japan Hedged Equity Fund	6/16/06	301,825	588,997	2,347,008
WisdomTree Global ex-U.S. Growth Fund	6/16/06	124,544	198,100	332,537
WisdomTree Japan SmallCap Dividend Fund	6/16/06	538,931	816,555	1,240,122
WisdomTree Dividend ex-Financials Fund	6/16/06	560,108	1,019,087	2,715,230
WisdomTree LargeCap Dividend Fund	6/16/06	1,048,840	1,325,313	2,368,823
WisdomTree MidCap Dividend Fund	6/16/06	382,687	709,455	1,050,687
WisdomTree SmallCap Dividend Fund	6/16/06	454,709	765,136	936,911
WisdomTree International LargeCap Dividend Fund	6/16/06	566,262	689,801	670,975
WisdomTree International Dividend ex-Financials Fund	6/16/06	827,192	873,335	1,283,015
WisdomTree International MidCap Dividend Fund	6/16/06	706,723	815,042	752,251
WisdomTree International SmallCap Dividend Fund	6/16/06	2,151,998	2,526,723	2,412,430
WisdomTree Commodity Country Equity Fund	10/13/06	235,173	239,073	204,834
WisdomTree Global Natural Resources Fund	10/13/06	212,920	310,319	232,339
WisdomTree Global ex-U.S. Utilities Fund	10/13/06	212,676	222,586	189,502
WisdomTree Total Earnings Fund	2/23/07	81,325	135,697	128,191
WisdomTree Earnings 500 Fund	2/23/07	154,906	196,116	174,606

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Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2010	Advisory Fee Period Ended March 31, 2011	Advisory Fee Period Ended March 31, 2012
WisdomTree MidCap Earnings Fund	2/23/07	112,649	318,354	466,483
WisdomTree SmallCap Earnings Fund	2/23/07	196,027	391,109	490,548
WisdomTree LargeCap Value Fund	2/23/07	105,648	103,400	104,209
WisdomTree LargeCap Growth Fund	12/04/08	70,504	78,147	75,335
WisdomTree Global ex-U.S. Real Estate Fund	6/5/07	408,884	584,048	694,902
WisdomTree Emerging Markets Equity Income Fund	7/13/07	2,252,886	5,209,169	12,679,378
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/07	1,216,575	3,950,955	5,387,984
WisdomTree India Earnings Fund	2/22/08	3,568,427	8,469,396	7,255,521
WisdomTree Middle East Dividend Fund	7/16/08	68,024	112,843	118,125
WisdomTree International Hedged Equity Fund	12/31/09	7,339	85,121	94,307

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital, a registered investment adviser, with its principal office located at 50 Fremont Street, San Francisco, CA 94105, serves as Sub-Adviser for, and is responsible for the day-to-day management of, each Fund. As of June 29, 2012, Mellon Capital managed approximately $240 billion for institutions. Mellon Capital is a wholly-owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds.

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The India Portfolio, a wholly-owned subsidiary of the WisdomTree India Earnings Fund through which the Fund invests a portion of its assets, is sub-advised by Mellon Capital. Mellon Capital does not receive any additional compensation for sub-advising the India Portfolio.

For the following periods, the Adviser paid the Sub-Adviser the following fees:

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2010	Sub-Advisory Fee Period Ended March 31, 2011	Sub-Advisory Fee Period Ended March 31, 2012
WisdomTree Total Dividend Fund	6/16/2006	$34,890	$43,013	$50,769
WisdomTree Equity Income Fund	6/16/2006	38,829	45,644	75,481
WisdomTree Dividend ex-Financials Fund	6/16/2006	44,323	79,958	189,970
WisdomTree LargeCap Dividend Fund	6/16/2006	112,503	141,000	226,996
WisdomTree MidCap Dividend Fund	6/16/2006	30,430	55,651	74,429
WisdomTree SmallCap Dividend Fund	6/16/2006	36,005	59,992	66,429
WisdomTree Total Earnings Fund	2/23/2007	25,000	25,000	25,000
WisdomTree Earnings 500 Fund	2/23/2007	25,000	25,000	25,000
WisdomTree MidCap Earnings Fund	2/23/2007	25,000	26,796	34,114
WisdomTree SmallCap Earnings Fund	2/23/2007	25,348	29,963	35,882
WisdomTree LargeCap Value Fund	2/23/2007	25,000	25,000	25,000
WisdomTree LargeCap Growth Fund	12/4/2008	50,000	50,000	50,000
WisdomTree DEFA Fund	6/16/2006	109,760	179,190	148,300
WisdomTree DEFA Equity Income Fund	6/16/2006	73,025	53,244	53,602
WisdomTree International Hedged Equity Fund	12/31/2009	12,500	50,000	50,000
WisdomTree International Dividend ex-Financials Fund	6/16/2006	74,060	64,634	82,858
WisdomTree International LargeCap Dividend Fund	6/16/2006	60,906	61,630	52,753
WisdomTree International MidCap Dividend Fund	6/16/2006	63,207	60,257	52,095
WisdomTree International SmallCap Dividend Fund	6/16/2006	192,414	187,059	155,645
WisdomTree Europe SmallCap Dividend Fund	6/16/2006	50,000	50,000	50,000
WisdomTree Global Equity Income Fund	6/16/2006	50,000	50,000	50,000
WisdomTree Japan Hedged Equity Fund	6/16/2006	50,000	60,207	183,051
WisdomTree Japan SmallCap Dividend Fund	6/16/2006	51,879	61,451	80,113
WisdomTree Global ex-U.S. Growth Fund	6/16/2006	50,000	50,000	50,000
WisdomTree Australia Dividend Fund	6/16/2006	54,532	50,283	50,000
WisdomTree Asia Pacific ex-Japan Fund	6/16/2006	61,659	50,000	50,000
WisdomTree Emerging Markets Equity Income Fund	7/13/2007	183,539	348,721	750,635
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/2007	97,621	264,060	319,474
WisdomTree Middle East Dividend Fund	7/16/2008	50,000	50,000	50,000
WisdomTree India Earnings Fund	2/22/2008	267,205	528,676	398,442
WisdomTree Commodity Country Equity Fund	10/13/2006	50,000	50,000	50,000
WisdomTree Global Natural Resources Fund	10/13/2006	50,000	50,000	50,000

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Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2010	Sub-Advisory Fee Period Ended March 31, 2011	Sub-Advisory Fee Period Ended March 31, 2012
WisdomTree Global ex-U.S. Utilities Fund	10/13/2006	50,000	50,000	50,000
WisdomTree Global ex-U.S. Real Estate Fund	6/5/2007	50,000	50,000	50,000

Mellon Capital believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment sub-advisory agreement would be subject to shareholder approval.

Portfolio Manager. Each Fund is managed by Mellon Capital’s Equity Index Strategies portfolio management team. The individual members of the team responsible for the day-to-day management of each Fund’s portfolio are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Including the WisdomTree ETFs, as of June 29, 2012, the Index Fund Management team managed 87 registered investment companies with approximately $44 billion in assets; 87 pooled investment vehicles with approximately $65 billion in assets and 67 other accounts with approximately $75 billion in assets.

Portfolio Manager Fund Ownership

As of June 29, 2012, the dollar range of securities beneficially owned by the following portfolio managers in the Trust is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Karen Q. Wong	None
Richard A. Brown	None
Thomas J. Durante	None

Portfolio Manager Compensation

The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward superior investment and business performance

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Create an ownership mentality for all plan participants

Cash compensation is comprised primarily of a market-based base salary and variable incentives (cash and deferred). Base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) (including both short and long term returns) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed (if applicable). Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

Participants in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s Portfolio Managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine Portfolio Manager compensation with respect to the management of

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mutual funds and other accounts. Mutual fund Portfolio Managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain Portfolio Managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund Portfolio Managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). Mellon Capital has a fiduciary duty to manage all client accounts in a fair and equitable manner. To accomplish this, Mellon Capital has adopted various policies and procedures (including, but not limited to, policies relating to trading operations, best execution, trade order aggregation and allocation, short sales, cross-trading, code of conduct, personal securities trading and purchases of securities from affiliate underwriters). These procedures are intended to help employees identify and mitigate potential side by side conflicts of interest. Mellon Capital has also developed a conflicts matrix listing potential side by side conflicts and compliance policies and procedures reasonably designed to mitigate such potential conflicts of interest.

Codes of Ethics. The Trust, the Advisers and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon serves as administrator, custodian, transfer agent and securities lending agent for the Funds. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Fund’s securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments made in connection with the lending program.

BNY Mellon serves as the India Portfolio’s custodian. BNY Mellon does not receive any additional compensation for performing these services.

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For the following periods the Adviser paid the Administrator the following fees:

Name	Commencement of Operations	Administration Fee for the Period Ended March 31, 2010	Administration Fee for the Period Ended March 31, 2011	Administration Fee for the Period Ended March 31, 2012
WisdomTree Total Dividend Fund	6/16/2006	$67,954	$45,745	$42,675
WisdomTree Equity Income Fund	6/16/2006	78,425	48,051	63,463
WisdomTree Dividend ex-Financials Fund	6/16/2006	83,741	79,386	159,256
WisdomTree LargeCap Dividend	6/16/2006	223,023	144,386	190,335
WisdomTree MidCap Dividend Fund	6/16/2006	58,037	54,836	59,850
WisdomTree SmallCap Dividend Fund	6/16/2006	67,187	62,998	55,777
WisdomTree Total Earnings Fund	2/23/2007	14,214	15,726	10,490
WisdomTree Earnings 500 Fund	2/23/2007	32,515	23,330	14,167
WisdomTree MidCap Earnings Fund	2/23/2007	14,439	25,274	25,461
WisdomTree SmallCap Earnings Fund	2/23/2007	24,269	31,916	29,281
WisdomTree LargeCap Value Fund	2/23/2007	16,298	9,592	6,226
WisdomTree LargeCap Growth Fund	12/4/2008	10,495	6,432	4,510
WisdomTree DEFA Fund	6/16/2006	233,777	136,716	90,476
WisdomTree DEFA Equity Income Fund	6/16/2006	81,980	40,879	32,460
WisdomTree International Hedged Equity Fund	12/31/2009	484	5,391	4,468
WisdomTree International Dividend ex-Financials Fund	6/16/2006	82,705	50,182	49,706
WisdomTree International LargeCap Dividend Fund	6/16/2006	65,731	46,371	31,739
WisdomTree International MidCap Dividend Fund	6/16/2006	69,788	45,377	29,697
WisdomTree International SmallCap Dividend Fund	6/16/2006	213,012	142,007	94,779
WisdomTree Europe SmallCap Dividend Fund	6/16/2006	13,624	9,055	5,691
WisdomTree Global Equity Income Fund	6/16/2006	18,131	17,071	17,339
WisdomTree Japan Hedged Equity Fund	6/16/2006	36,034	29,275	111,315
WisdomTree Japan SmallCap Dividend Fund	6/16/2006	51,624	47,919	48,844
WisdomTree Global ex-U.S. Growth Fund	6/16/2006	12,914	9,928	13,037
WisdomTree Australia Dividend Fund	6/16/2006	40,960	26,633	13,049
WisdomTree Asia Pacific ex-Japan Fund	6/16/2006	61,574	27,941	17,238
WisdomTree Emerging Markets Equity Income Fund	7/13/2007	189,600	225,788	450,035
WisdomTree Emerging Markets SmallCap Dividend Fund	10/30/2007	92,951	169,666	194,171
WisdomTree Middle East Dividend Fund	7/16/2008	5,744	5,174	3,982
WisdomTree India Earnings Fund	2/22/2008	268,737	380,558	243,867
WisdomTree Commodity Country Equity Fund	10/13/2006	22,583	13,723	8,064
WisdomTree Global Natural Resources Fund	10/13/2006	20,319	18,588	9,175
WisdomTree Global ex-U.S. Utilities Fund	10/13/2006	20,053	13,138	7,454
WisdomTree Global ex-U.S. Real Estate Fund	6/5/2007	39,203	30,950	27,317

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

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The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

Intermediary Compensation. WisdomTree Asset Management or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker-dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the Fees and Expenses sections of the Funds’ Prospectuses and they do not change the price paid by investors for the purchase of the Funds’ shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs. WisdomTree Asset Management periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by WisdomTree Asset Management or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of WisdomTree Funds.

If you have any additional questions, please call 1-866-909-9473.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, a Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by WisdomTree Asset Management in its sole discretion.

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Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2010, 2011, and 2012.

Name	Commissions Paid for Fiscal Year Ended March 31, 2010	Commissions Paid for Fiscal Year Ended March 31, 2011	Commissions Paid for Fiscal Year Ended March 31, 2012
WisdomTree Total Dividend Fund	$8,217	$10,421	$8,553
WisdomTree Equity Income Fund	17,739	23,654	21,165
WisdomTree DEFA Fund	494,812	19,493	24,667
WisdomTree DEFA Equity Income Fund	8,276	4,605	8,889
WisdomTree Australia Dividend Fund	4,893	6,925	4,976
WisdomTree Asia Pacific ex-Japan Fund	5,447	7,810	28,347
WisdomTree Global Equity Income Fund	44,976	9,703	7,936
WisdomTree Europe SmallCap Dividend Fund	4,176	4,845	2,764
WisdomTree Japan Hedged Equity Fund	2,399	16,471	61,044
WisdomTree Global ex-U.S. Growth Fund	25,740	8,467	16,123
WisdomTree Japan SmallCap Dividend Fund	9,276	10,861	9,067
WisdomTree Dividend ex-Financials Fund	13,622	79,770	82,109
WisdomTree LargeCap Dividend Fund	23,710	33,950	37,039
WisdomTree MidCap Dividend Fund	14,093	46,832	30,272
WisdomTree SmallCap Dividend Fund	40,709	67,219	44,193
WisdomTree International LargeCap Dividend Fund	5,729	3,354	5,470
WisdomTree International Dividend ex-Financials Fund	15,691	7,788	15,638
WisdomTree International MidCap Dividend Fund	13,312	9,089	9,705
WisdomTree International SmallCap Dividend Fund	49,788	55,502	40,142
WisdomTree Commodity Country Equity Fund	1,889	3,304	11,767
WisdomTree Global Natural Resources Fund	1,714	1,866	9,539
WisdomTree Global ex-U.S. Utilities Fund	1,870	1,882	10,487
WisdomTree Total Earnings Fund	1,632	9,282	1,879
WisdomTree Earnings 500 Fund	3,430	12,807	2,988
WisdomTree MidCap Earnings Fund	5,796	46,353	14,975
WisdomTree SmallCap Earnings Fund	19,313	107,284	31,538
WisdomTree LargeCap Value Fund	388	8,612	3,708
WisdomTree LargeCap Growth Fund	4,020	4,717	2,163
WisdomTree Global ex-U.S. Real Estate Fund	4,259	6,947	17,522
WisdomTree Emerging Markets Equity Income Fund	350,573	583,918	1,989,658
WisdomTree Emerging Markets SmallCap Dividend Fund	201,912	448,916	577,034
WisdomTree India Earnings Fund	439,282	988,489	505,482
WisdomTree Middle East Dividend Fund	85,528	22,880	26,950
WisdomTree International Hedged Equity Fund	1,547	3,011	3,806

The higher brokerage commissions paid in 2010 for the DEFA Fund and the Global Equity Income Fund were caused primarily by higher portfolio turnover in connection with each Fund’s operation as a fund of funds structure and subsequent transition to direct investment in portfolio securities.

Affiliated Brokers

During the fiscal year ended March 31, 2012, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2012, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2012.

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Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2012
WisdomTree Total Dividend Fund	Bank of America Corp.	$568,994
	CitiGroup, Inc.	125,293
	Goldman Sachs Group, Inc. (The)	700,327
	JPMorgan Chase & Co.	4,201,239
	Morgan Stanley	389,834

WisdomTree Equity Income Fund	None
WisdomTree LargeCap Dividend Fund	Bank of America Corp.	3,217,243
	CitiGroup, Inc.	702,856
	Goldman Sachs Group, Inc. (The)	4,004,092
	JPMorgan Chase & Co.	24,327,374
	Morgan Stanley	2,181,336
WisdomTree Dividend ex-Financials Fund	None
WisdomTree MidCap Dividend Fund	None
WisdomTree SmallCap Dividend Fund	None
WisdomTree Total Earnings Fund	Bank of America Corp.	152,852
	CitiGroup, Inc	559.727
	Goldman Sachs Group, Inc. (The)	199,614
	JPMorgan Chase & Co.	991,283
	Knight Capital Group	4,556
	Morgan Stanley	113,323
WisdomTree Earnings 500 Fund	Bank of America Corp.	303,091
	CitiGroup, Inc	1,044,928
	Goldman Sachs Group, Inc. (The)	342,142
	JPMorgan Chase & Co.	1,859,385
	Morgan Stanley	216,276
WisdomTree MidCap Earnings Fund	Knight Capital Group, Inc	137,851
WisdomTree SmallCap Earnings Fund	None
WisdomTree LargeCap Value Fund	None
WisdomTree LargeCap Growth Fund	None
WisdomTree India Earnings Fund	None
WisdomTree DEFA Fund	Credit Suisse Group AG	950,716
	Deutsche Bank AG	661,824
	Nomura Holdings, Inc.	300,645

WisdomTree DEFA Equity Income Fund	None
WisdomTree Global Equity Income Fund	Credit Suisse AG.	251,649
WisdomTree Europe SmallCap Dividend Fund	None
WisdomTree Japan Hedged Equity Fund	Nomura Holdings, Inc.	2,786,750
WisdomTree Global ex-U.S. Growth Fund	None
WisdomTree Japan SmallCap Dividend Fund	None
WisdomTree Asia Pacific ex-Japan Fund	None
WisdomTree Australia Dividend Fund	None
WisdomTree Int’l Large Cap Dividend Fund	Credit Suisse Group AG	580,985
	Deutsche Bank AG	455,954
	Nomura Holdings, Inc.	258,395
WisdomTree International Dividend ex-Financials Fund	None
WisdomTree International MidCap Dividend Fund	None
WisdomTree International SmallCap Dividend Fund	None
WisdomTree Emerging Markets Equity Income Fund	None
WisdomTree Emerging Markets SmallCap Dividend Fund	None
WisdomTree Middle East Dividend Fund	None
WisdomTree International Hedged Equity Fund	Credit Suisse Group AG	60,350
	Deutsche Bank AG	33,831
	Nomura Holdings, Inc.	16,900
WisdomTree Commodity Country Equity Fund	None
WisdomTree Global Natural Resources Fund	None
WisdomTree Global ex-U.S. Utilities Fund	None
WisdomTree Global ex-U.S. Real Estate Fund	None

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Portfolio Turnover.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2010, 2011, and 2012.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2010	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2011	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2012
WisdomTree Total Dividend Fund	16%	6%	15%
WisdomTree Equity Income Fund	25	8	22
WisdomTree DEFA Fund	97	30	27
WisdomTree DEFA Equity Income Fund	36	34	32
WisdomTree International Hedged Equity Fund	79	38	42
WisdomTree Australia Dividend Fund	25	46	68
WisdomTree Asia Pacific ex-Japan Fund	18	27	60
WisdomTree Global Equity Income Fund	94	35	25
WisdomTree Europe SmallCap Dividend Fund	55	60	58
WisdomTree Japan Hedged Equity Fund	13	28	41
WisdomTree Global ex-U.S. Growth Fund	121	68	28
WisdomTree Japan SmallCap Dividend Fund	45	39	36
WisdomTree Dividend ex-Financials Fund	57	5	38
WisdomTree LargeCap Dividend Fund	17	5	14
WisdomTree MidCap Dividend Fund	11	10	29
WisdomTree SmallCap Dividend Fund	16	11	31
WisdomTree International LargeCap Dividend Fund	26	22	23
WisdomTree International Dividend ex-Financials Fund	69	52	28
WisdomTree International MidCap Dividend Fund	49	40	47
WisdomTree International SmallCap Dividend Fund	63	55	52
WisdomTree Commodity Country Equity Fund	25	35	116
WisdomTree Global Natural Resources Fund	16	32	99
WisdomTree Global ex-U.S. Utilities Fund	17	19	66
WisdomTree Total Earnings Fund	16	9	12
WisdomTree Earnings 500 Fund	21	12	16
WisdomTree MidCap Earnings Fund	19	18	38
WisdomTree SmallCap Earnings Fund	16	19	41
WisdomTree LargeCap Value Fund	71	6	62
WisdomTree LargeCap Growth Fund	44	10	104
WisdomTree Global ex-U.S. Real Estate Fund	19	18	43
WisdomTree Emerging Markets Equity Income Fund	44	33	37
WisdomTree Emerging Markets SmallCap Dividend Fund	38	35	53
WisdomTree India Earnings Fund	33	38	32
WisdomTree Middle East Dividend Fund	96	50	37

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ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. It is not possible to accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

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Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities generally consist of a representative sample of the securities in a Fund’s Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

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The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion (typically 102%-110% of the value of any missing Deposit Security). For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. The WisdomTree India Earnings Fund and WisdomTree Middle East Dividend Fund intend to issue and redeem Creation Unit Aggregations solely for cash in an amount based on the NAV per Creation Unit Aggregation. The other Funds reserve the right to use this approach.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Equity ETFs cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Unit Aggregations of a Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of U.S. Equity ETFs through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of U.S. Equity ETFs that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Those placing orders for Creation Unit Aggregations of International Equity ETFs should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for U.S. Equity ETFs Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Unit Aggregations of U.S. Equity ETFs. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the

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Distributor to transmit through BNY Mellon to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for U.S. Equity ETFs Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. Each Fund reserves the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to BNY Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY Mellon no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY Mellon does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current NAV of the Funds. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations of U.S. Equity ETFs may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with BNY Mellon the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or BNY Mellon does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with BNY Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY Mellon or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Placement of Creation Orders for International Equity ETFs. Fund Deposits in connection with the International Equity ETFs use a different process. For each International Fund, BNY Mellon shall cause the sub-custodians of the Funds to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as

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advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date. The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Equity ETFs may be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. Such undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 110% of the value of the missing Deposit Securities, which amount may change from time to time in WisdomTree Asset Management’s sole discretion. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust requires purchases of Creation Units of Shares of the WisdomTree India Earnings Fund and the Middle East Dividend Fund to be paid in cash.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities, and will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The maximum Transaction Fee, as set forth in the table below for each Fund, may be charged in cases where a Fund permits cash or cash in lieu of Deposit Securities. Investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. Also, investors who use the services of a broker or other such intermediary may be charged a fee for such services, in addition to the Transaction Fee imposed by a Fund.

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The following table sets forth the approximate value of one Creation Unit per Fund, and the standard and maximum creation transaction fee for each of the Funds. These fees may be changed by the Trust.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
WisdomTree Total Dividend Fund	$2,000,000	$4,000	$8,500
WisdomTree Equity Income Fund	2,000,000	2,200	2,500
WisdomTree Dividend ex-Financials Fund	2,000,000	500	600
WisdomTree LargeCap Dividend Fund	2,000,000	1,500	2,000
WisdomTree MidCap Dividend Fund	3,000,000	2,500	3,000
WisdomTree SmallCap Dividend Fund	2,000,000	4,000	4,500
WisdomTree Total Earnings Fund	2,000,000	5,500	12,100
WisdomTree Earnings 500 Fund	2,000,000	2,500	2,500
WisdomTree MidCap Earnings Fund	2,000,000	3,500	4,000
WisdomTree SmallCap Earnings Fund	2,000,000	4,000	5,700
WisdomTree LargeCap Value Fund	2,000,000	2,000	3,500
WisdomTree LargeCap Growth Fund	2,250,000	1,500	6,000
WisdomTree DEFA Fund	2,000,000	9,000	32,000
WisdomTree DEFA Equity Income Fund	2,000,000	3,400	10,000
WisdomTree International Hedged Equity Fund	2,000,000	9,000	15,000
WisdomTree International Dividend ex-Financials Fund	2,000,000	2,500	2,000
WisdomTree International LargeCap Dividend Fund	2,000,000	2,400	4,000
WisdomTree International MidCap Dividend Fund	2,000,000	6,000	10,000
WisdomTree International SmallCap Dividend Fund	2,000,000	7,400	20,000
WisdomTree Europe SmallCap Dividend Fund	2,000,000	5,400	7,000
WisdomTree Global Equity Income Fund	2,000,000	6,600	4,000
WisdomTree Japan Hedged Equity Fund	2,000,000	2,100	8,000
WisdomTree Japan SmallCap Dividend Fund	2,000,000	3,000	5,000
WisdomTree Global ex-U.S. Growth Fund	4,000,000	3,100	7,400
WisdomTree Australia Dividend Fund	2,600,000	1,200	1,000
WisdomTree Asia Pacific ex-Japan Fund	3,000,000	2,200	6,000
WisdomTree Emerging Markets Equity Income Fund	5,000,000	7,000	27,000
WisdomTree Emerging Markets SmallCap Dividend Fund	4,000,000	7,000	21,000
WisdomTree Middle East Dividend Fund	1,400,000	6,500	26,000
WisdomTree India Earnings Fund	5,000,000	5,000	20,000
WisdomTree Commodity Country Equity Fund	1,000,000	1,400	3,000
WisdomTree Global Natural Resources Fund	1,000,000	1,000	1,000
WisdomTree Global ex-U.S. Utilities Fund	1,000,000	1,000	1,000
WisdomTree Global ex-U.S. Real Estate Fund	1,000,000	1,600	4,000

Placement of Redemption Orders for U.S. Equity ETFs Using the Clearing Process. Orders to redeem Creation Unit Aggregations of U.S. Equity ETFs through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for U.S. Equity ETFs Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of U.S. Equity ETFs outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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Placement of Redemption Orders for International Equity ETFs. Orders to redeem Creation Unit Aggregations of International Equity ETFs must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Equity ETFs is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Equity ETFs may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Equity ETFs. Such procedures may change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Equity ETFs, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY Mellon and marked-to-market daily, and that the fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY Mellon prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY Mellon on such Transmittal Date. If, however, a redemption order is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to BNY Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

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A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. The Trust intends to pay redemptions of Creation Unit Aggregations of shares of the WisdomTree India Earnings Fund and the Middle East Dividend Fund in cash.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (NYSE) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2012 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 2 February 20-21, 27 April 2, 5-6, 30 May 1, 25 June 20 July 9 August 20 October 8 November 6, 26 December 24-25	January 2, 26 March 12 April 6, 9, 25 June 11 August 6 October 1 November 6 December 25-26	January 6 April 6, 9 May 1, 17, 28 June 7 August 15 October 26 November 1 December 24-26, 31	April 6, 9 December 25-26	January 25 February 20-22 April 6 May 1 June 7 July 9 September 7 October 12 November 2, 15, 20 December 24-25, 31	April 6 May 1, 21 July 2, 16 August 15 September 17-19 October 15 November 1-2 December 25, 31

China	Denmark	The Czech Republic	Egypt	Finland	France
January 2, 3, 16, 23-27 February 20 April 2-4, 6, 9, 30 May 1, 28 June 22 July 2, 4 September 3 October 1-5, 8, 23 November 12, 22 December 25-26	April 5-6, 9 May 4, 17-18, 28 June 5 December 24-26, 31	April 9 May 1, 8 July 5-6 September 28 December 24-26	January 1, 25 April 15-16, 25 May 1 July 23 August 19-20 October 25 November 15	January 6 April 5-6, 9 May 1, 17 June 22 December 6, 24-25, 31	April 6, 9 May 1, 8, 17, 28 August 15 November 1 December 25-26

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Germany	Greece	Hong Kong	Hungary	India	Indonesia
April 6, 9 May 1 December 25-26, 31	January 6 February 27 April 6, 9, 13, 16 May 1 June 4 August 15 December 25-26	January 2, 23-25 April 4, 6, 9 May 1 July 2 October 1-2, 23 December 25-26	March 15-16, 24 April 9, 30 May 1, 28 August 20 October 22-23, 27 November 1-2, 10 December 15, 24-26	January 26 February 20 March 8, 23 April 2, 5-6 May 1 August 15, 20 September 19 October 2, 24, 26 November 13-14, 28 December 25	January 23 March 23 April 6 May 17-18 August 17, 20-22 October 26 November 15-16 December 24-25, 31

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 2, 16 February 20 March 19 April 6, 9 May 1, 7, 28 June 4-5 July 4 August 6, 27 September 3 October 8, 29 November 12, 22, 24 December 24-26, 31	March 8 April 6, 12, 13, 25-27 July 29 September 16-18, 25-26, 30 October 1, 7-8	January 6 April 6, 9, 25 May 1 August 15 November 1 December 8, 24-26, 31	January 2-3, 9 March 20 April 30 May 3-4 July 16 September 17 October 8 November 23 December 24, 31	January 23-24 February 1, 6-7 May 1 August 20-21, 31 September 17 October 26 November 13, 15 December 25	February 6 March 19 April 5-6 May 1 November 2, 21 December 12, 25

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
April 6, 9, 30 May 1, 17, 28 June 2, 13 December 25-26	January 2-3 February 6 April 6, 9, 25 June 4 October 22 December 25-26	April 5-6 May 1 June 29 August 30 October 8 November 1 December 25	January 23 April 5-6, 9 May 1 June 12 August 21, 27 November 1-2, 30 December 25, 31	February 21 April 6, 9, 25 May 1 June 7, 13 August 15 October 5 November 1 December 24-26, 31	January 2-6, 9-10 February 22-23 March 7-9, 11 April 28, 30 May 1, 8-9 June 9, 11-12 November 5 December 29, 31

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 2, 23-24 April 6 May 1 August 9, 20 October 26 November 13 December 25	January 2 March 21 April 6, 9, 27 May 1 August 9 September 24 December 17, 25-26	January 23-24 March 1 April 11 May 1, 28 June 6 August 15 October 3 December 19, 25, 31	January 6 April 5-6, 9 May 1 August 15 October 12 November 1 December 6, 25-26	January 5-6 April 5-6, 9, 30 May 1, 16-17 June 6, 22 November 2 December 24-25, 31	January 2 April 6, 9, 16 May 1, 17, 28 June 2, 13 August 1 September 12 December 24-26, 31

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Taiwan	Thailand	Turkey	United Kingdom	Bahrain	Canada
January 23-27 February 27-28 April 4 May 1 October 10 December 31	January 2, 3 March 7 April 6, 13, 16 May 1, 7 June 4 August 2, 13 October 23 December 5, 10, 31	April 23 May 1 August 20-21, 30 October 24-26, 29	January 2, 16 February 20 April 6, 9 May 1, 7, 28 June 4, 5 July 4 August 27 September 3 October 8 November 12, 22 December 25-26	January 1 May 1 August 19-20 October 25 November 14, 22 December 16-17	January 2, 3 February 20 April 6 May 21 June 25 July 2 August 6 September 3 October 8 November 12 December 25-26

Jordan	Kuwait	Lebanon	Mauritius	Morocco	Norway
January 1 May 1 August 19-21 October 25, 28-29 November 15 December 25	January 1 February 5, 26 June 17 August 19-21 October 24-25 November 15	January 2, 6 February 4, 9 April 6, 13 May 1 August 15, 20 October 26, 27 November 15, 22, 24 December 25	January 2, 3 February 1, 7, 20 March 12, 23 May 1 August 15 September 20 November 2, 13 December 25	January 11 May 1 July 30 August 14, 20-21 October 26 November 6, 15	April 4-6, 9 May 1, 17, 28 December 24-26, 31

Oman	Poland	Qatar	U.A.E*
February 5 June 17 July 23 August 19-23 October 25, 28-31 November 15, 18-19	January 6 April 6, 9 May 1, 3 June 7 August 15 November 1 December 24-26, 31	January 1 March 4 August 20-22 October 28-30 December 18	January 1-2, 16 February 20 May 28 June 17 July 4 August 19-21 September 3 October 8, 25, 28 November 12, 15, 22 December 2-3, 25

*	Dubai Financial Markets only. Regular working days in Abu Dhabi.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. Government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

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In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies for treatment as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If, for any taxable year, a Fund were to fail to qualify as a RIC or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) for taxable years beginning on or before December 31, 2012, to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

Capital Loss Carryovers. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight taxable years after the year in which they arose. A Fund’s Pre-2011 Losses must be fully utilized before the Fund will be permitted to utilize any carryforwards of Post-2010 Losses.

Certain Excise Taxes. If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

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Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of Fund net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For shareholders’ taxable years beginning before January 1, 2012, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts for taxable years beginning after December 31, 2012.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct Taxpayer Identification Number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 28% and is scheduled to increase to 31% in 2013.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates (the Middle East Dividend Fund only), straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of that Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. Foreign taxes paid by a Fund will reduce the return from the fund’s investments.

If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

A Fund may be eligible to treat a PFIC as a “qualified electing fund” under the Code in which case, in lieu of the foregoing requirements, such Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income.

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Additional Tax Information Concerning REITs. Certain Funds may invest in entities treated as REITs for U.S. federal income tax purposes. A Fund’s investments in REIT equity securities may at times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in REMICs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then that Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such CRT at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a non-U.S. person directly, would not be subject to withholding.

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A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Distributions paid after December 31, 2013 and redemption payments paid after December 31, 2014 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate notwithstanding the status of any such amounts as capital gain dividends. Distributions paid after December 31, 2013 and redemption payments paid after December 31, 2014 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between (i) the sum of the market value of the Creation Units at the time and any cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered plus any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

Taxation of the India Portfolio

As discussed under the “Principal Investment Strategy” section herein, the India Earnings Fund invests in Indian securities through WisdomTree India Investment Portfolio, Inc. (previously defined as the India Portfolio), a wholly-owned subsidiary organized under Mauritius law, which has made an election to be treated as a disregarded entity for US federal income tax purposes. Investors should note that taxation in India of the income of the India Portfolio arising from its investments in India shall be as per the provisions of the India-Mauritius Double Tax Avoidance Treaty (the “Treaty”) read with the Indian Income Tax Act. While the validity of the Treaty and its applicability to entities such as the Fund were recently upheld by the Supreme Court of India in the Hutchinson – Vodafone transaction, no assurance can be given that the terms of the Treaty will not be subject to re-interpretation and re-negotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the tax status of the India Portfolio and therefore the returns of the India Portfolio and the returns of the India Earnings Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the India Portfolio is not entitled to the benefits of the Treaty.

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As mentioned above, in order to claim the benefits of the Treaty, the India Portfolio must be a tax resident of Mauritius. The India Portfolio is incorporated in Mauritius, has been issued a certificate of Mauritian tax residence by the tax authorities in Mauritius, and has been granted a Tax Residency Certificate. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax. Similarly, business income is also exempt from taxation under the Treaty so long as the India Portfolio does not have a permanent establishment in India. However, if the India Portfolio were deemed to have a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of 42.024%1. Since the India Portfolio holds a valid Tax Residency Certificate issued by the Mauritius tax authorities, and is effectively managed in Mauritius, it should be regarded as a tax resident of Mauritius and may be eligible to claim the benefits of the Treaty.

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”). As per the Finance Bill, 2012, it is proposed that with effect from April 1, 2012, STT of 0.1% of the value of the transaction is payable by each of the purchaser / seller where the contract is settled by the actual delivery or transfer of such shares and STT of 0.025% of the value of the transaction is payable by the seller where the contract for sale is settled otherwise than by the actual delivery or transfer of such shares. The STT can be claimed as a deductible expense from the business income under the Indian Income Tax Act, 1961.

It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the India Portfolio as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the India Portfolio is less than 18.5% of its book profits, then the India Portfolio would be deemed to owe taxes of 18.5% of book profits.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the India Portfolio and thus reduce the return to Fund shareholders.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

[1]

The tax rate is inclusive of the base rate of 40% and a further surcharge at the rate of 2% of non-resident companies (5% applicable only to Indian companies) and education cess at the rate of 3% applicable to surcharge and tax payable thereon.

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Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Equity Income Fund and Dividend ex-Financials Fund intend to pay out dividends on a monthly basis. The remaining Funds intend to pay out dividends on a quarterly basis. Nonetheless, a Fund may not make a dividend payment every month or quarter, as applicable. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2012 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Bingham McCutchen LLP, with offices located at 2020 K Street, NW, Washington, DC 20006 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

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